--------------------------------------------------------------------------------
                          [Palm tree graphic omitted]

                                    WILSHIRE
                               ------------------
                               TARGET FUNDS, INC.
                               ------------------




                                  ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO




                                 AUGUST 31, 2000

                                -----------------

                                www.wilfunds.com

--------------------------------------------------------------------------------

                           WILSHIRE TARGET FUNDS, INC.

Shareholder Letter ................................................         1
Large Company Growth Portfolio:
     Fund Commentary ..............................................         3
Large Company Value Portfolio:
     Fund Commentary ..............................................         6
Small Company Growth Portfolio:
     Fund Commentary ..............................................         9
Small Company Value Portfolio:
     Fund Commentary ..............................................        12
Wilshire 5000 Index Portfolio:
     Fund Commentary ..............................................        15

Statements of Investments:
     Large Company Growth Portfolio ...............................        18
     Large Company Value Portfolio ................................        21
     Small Company Growth Portfolio ...............................        25
     Small Company Value Portfolio ................................        30
     Wilshire 5000 Index Portfolio ................................        34

Statements of Assets and Liabilities ..............................        66
Statements of Operations ..........................................        68
Statements of Changes in Net Assets                                        69

Financial Highlights:
     Large Company Growth Portfolio ...............................        73
     Large Company Value Portfolio ................................        75
     Small Company Growth Portfolio ...............................        77
     Small Company Value Portfolio ................................        79
     Wilshire 5000 Index Portfolio ................................        81
Notes to Financial Statements .....................................        85

                  ----------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by Provident Distributors, Inc.

Dear Shareholder,

We are pleased to present our annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the twelve month period ended August 31, 2000 for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and the Wilshire 5000 Index Portfolio. Each Portfolio offers two classes of shares - Investment Class shares and Institutional Class shares. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Performance information for all classes of shares of each Portfolio are contained in the following pages.

BROAD MARKET EXPOSURE THROUGH THE WILSHIRE 5000 INDEX PORTFOLIO

The Wilshire 5000 Index Portfolio experienced rapid growth in assets early on after its launch on February 1, 1999. Since that time growth has moderated. We established the Wilshire 5000 Index Portfolio specifically in response to investors seeking broad U.S. market exposure in their investment portfolios. The Wilshire 5000 Index is considered the best representation of the entire market, measuring the performance of all U.S. domiciled stocks traded on the NYSE, the AMEX, and the NASDAQ with readily available price information. The Wilshire 5000 Index currently includes approximately 7,000 stocks. Thus unlike the S&P 500 Index, the Wilshire 5000 Index includes small and mid-cap stocks in addition to large-cap stocks which provides a more comprehensive profile for the market as a whole.

THE STYLE APPROACH

The Fund also offers focused exposure to the four principal components of the equity market represented by the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios.

Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each Portfolio owns only securities that correspond with the characteristics most commonly associated with that style. Generally, the Growth Portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth, and return on equity. Conversely, the Value Portfolios seek companies with above average earnings yield, dividend yield, and price-to-book ratios. Stocks are purchased only if they meet the specific growth or value criteria defined for each Portfolio.

Changes are made over time to insure that the Portfolios keep their proper focus toward that style. Stocks are sold if their size clashes with the Portfolio's objective or if their financial condition changes to the point where they can no longer be considered either growth or value. As all investors know, value stocks do not stay value stocks forever. Once a security makes a strong relative advance, it can no longer be as attractive as it was before the move. As a result, the Portfolios require constant vigilance and monitoring. Whether the focus is growth, value, large or small, we see it as a top priority to be sure each Portfolio always includes the most attractive list of names for that style given that valuations are constantly changing.

The Fund allows the investor to select the style and size segment which best fits his or her investment objective with the assurance that the Portfolio selected will remain focused on the stated style.

MARKET ENVIRONMENT

Over the twelve months ended August 31, 2000 the equity markets were decidedly tilted in favor of growth strategies. The Wilshire Target Funds reflected this as both the Growth Portfolios significantly outperformed the Wilshire 5000 Index. The Large Company Growth Portfolio generated a 28.84% return and the Small Company Growth Portfolio exceeded that at 33.43% while the Wilshire 5000 Index advanced 20.00%. Opposite to the strength demonstrated by the growth category were the more disappointing results of value approaches. The Large Company Value Portfolio advanced a paltry 1.71% during this period, while the Small Company Value Portfolio actually declined 5.83%.

This period, more than any other in recent history points out the importance that style and size play in explaining investment results. It also points out that investors need to be mindful of the risk that they are taking in picking from too narrow a range of investment alternatives in building their aggregate portfolio. Given the difficulty in predicting how styles will perform in the future one needs to be sure that the bases are covered to avoid the wide swings that result from a non-diversified portfolio posture. Our goal is to provide vehicles to investors that adhere to well defined style criteria. In this way investors are given more control in managing the exposures they are targeting.

We would also like to encourage all shareholders to visit us on the web at WWW.WILFUNDS.COM. In addition to finding daily NAV's and quarterly reports on all our Portfolios, you can download a prospectus and application right off the web.

Sincerely,

/S/ THOMAS STEVENS

Thomas D. Stevens
President and Chairman of the Board

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      LARGE COMPANY GROWTH PORTFOLIO
      FUND COMMENTARY
--------------------------------------------------------------------------------

For the twelve month period ended August 31, 2000, the Portfolio's Investment Class Shares returned 28.84% and Institutional Class Shares returned 29.23%.

The Technology sector (54.1% weight) made up a third of the Portfolio with a 52.9% return over the twelve months ended August 31, 2000. The strongest performers among the Technology holdings included Cisco Systems, Hewlett-Packard Company, EMC Corporation and Sun Microsystems, Inc. Consumer Non-Durables was the second most heavily weighted sector in the Portfolio at 22.4%, and was the only sector with a fiscal year ending negative performance (down 3.3%). Capital Goods (5.8% weight) was the second best performing sector with the largest twelve month return posted by General Electric Company.

The Large Company Growth Portfolio is comprised of companies that have above average earnings and sales growth histories and fit a classic high quality growth profile. It is typical to find securities in this Portfolio that have enjoyed long and successful growth trends. In addition, these companies typically have higher than average returns on equity or levels of profitability.

                PORTFOLIO INFORMATION(1)
                (As of August 31, 2000)
--------------------------------------------------------
 AVERAGE 5-YEAR SALES GROWTH ...........    23.9%
 AVERAGE 5-YEAR EARNINGS GROWTH ........    11.7%
 AVERAGE 5-YEAR RETURN ON EQUITY .......    20.6%
 AVERAGE MARKET CAPITALIZATION .........  $180.8 BILLION
--------------------------------------------------------

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2000 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2000 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

THE STRONG PERFORMANCE OF THE PORTFOLIO WAS IN LARGE PART ATTRIBUTABLE TO THE PORTFOLIO'S TECHNOLOGY HOLDINGS. INVESTORS IN THE PORTFOLIO SHOULD REALIZE THAT FAVORABLE CONDITIONS FOR TECHNOLOGY STOCKS MAY NOT CONTINUE AND MAY NOT BE REPEATED IN THE FUTURE.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      LARGE COMPANY GROWTH PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 .................................    28.84%
         FIVE YEARS ENDED 8/31/00 ...............................    29.68%+
         INCEPTION (9/30/92) THROUGH 8/31/00 ....................    22.36%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 .................................    29.23%
         INCEPTION (7/15/96) THROUGH 8/31/00 ....................    32.65%+

  *  ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

  + DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.



                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2000)

[Pie Chart Omitted, plot points as follows:]

TECHNOLOGY 54.1%
CONSUMER NON-DURABLES 22.4%
FINANCE 8.0%
CAPITAL GOODS 5.8%
MATERIALS & SERVICES 3.9%
ENERGY 2.3%
UTILITIES 1.8%
CONSUMER DURABLES 1.0%
TRANSPORTATION 0.7%

** Based upon percent of Portfolio's market value.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      LARGE COMPANY GROWTH PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
           LARGE COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX

[Line Chart Omitted, plot points as follows:]

           LARGE COMPANY GROWTH PORTFOLIO
               INVESTMENT CLASS SHARES          WILSHIRE 5000 INDEX
9/30/92               10,000                          10,000
8/31/93               10,245                          11,704
8/31/94               10,893                          12,264
8/31/95               14,491                          14,958
8/31/96               17,665                          17,532
8/31/97               24,889                          24,066
8/31/98               27,777                          24,712
8/31/99               41,241                          34,317
8/31/00               53,135                          41,181

[Line Chart Omitted, plot points as follows:]

           LARGE COMPANY GROWTH PORTFOLIO
             INSTITUTIONAL CLASS SHARES         WILSHIRE 5000 INDEX
7/15/96               10,000                          10,000
8/31/96               10,591                          10,468
8/31/97               14,942                          14,369
8/31/98               16,701                          14,755
8/31/99               24,850                          20,490
8/31/00               32,112                          24,588

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      LARGE COMPANY VALUE PORTFOLIO
      FUND COMMENTARY
--------------------------------------------------------------------------------

For the twelve month period ended August 31, 2000, the Portfolio's Investment Class Shares returned 1.71% and the Institutional Class Shares returned 2.06%.

Only the Finance, Energy and Technology sectors posted positive performances for the Portfolio at year end, with Finance the most heavily weighted at 27.4% and posting solid performances in the insurance and miscellaneous finance holdings. The Energy sector made up the second largest Portfolio weighting at 19.1% and posted mixed returns among the domestic and international oil industries at the end of the reporting period. Enron Corporation, Coastal Corporation, Exxon Mobil Corporation, and Chevron Corporation returned 104.1%, 92.7%, -1.1% and -5.7%, respectively. The biggest holding in Technology was Boeing (up 41.4%).

Fundamentals that are used for selection of stocks in this Portfolio are price to earnings ratio, price to book ratio and dividend yield. A high quality profile is required which eliminates companies that are undergoing adverse financial pressures. Companies are monitored using a variety of relative value criteria, the goal being to capture the most attractive value opportunities available. Buy and sell decisions are based on the relative evaluation of fundamentals. As a security's valuation improves or deteriorates relative to other large cap securities, it will be bought or sold.

             PORTFOLIO INFORMATION(1)
             (As of August 31, 2000)
------------------------------------------------
 DIVIDEND YIELD(2)...............    2.3%
 AVERAGE PRICE/BOOK RATIO........    3.2
 AVERAGE PRICE/EARNINGS RATIO....   14.6
 AVERAGE MARKET CAPITALIZATION..   $43.1 BILLION
------------------------------------------------

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
(2) THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      LARGE COMPANY VALUE PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 ...................................     1.71%
         FIVE YEARS ENDED 8/31/00 .................................    14.08%+
         INCEPTION (9/30/92) THROUGH 8/31/00 ......................    13.49%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 ...................................     2.06%
         INCEPTION (7/15/96) THROUGH 8/31/00 ......................    13.94%+

  *  ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

  + DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.




                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2000)

[Pie Chart Omitted, plot points as follows:]

FINANCE 27.4%
ENERGY 19.1%
UTILITIES 13.1%
TECHNOLOGY 12.8%
CONSUMER NON-DURABLES 10.8%
MATERIALS & SERVICES 6.6%
CONSUMER DURABLES 4.3%
CAPITAL GOODS 3.8%
TRANSPORTATION 2.1%

** Based upon percent of Portfolio's market value.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      LARGE COMPANY VALUE PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
            LARGE COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX

[Line Chart Omitted, plot points as follows:]

              LARGE COMPANY VALUE PORTFOLIO
               INVESTMENT CLASS SHARES            WILSHIRE 5000 INDEX
9/30/92                 10,000                           10,000
8/31/93                 12,292                           11,704
8/31/94                 11,850                           12,264
8/31/95                 14,097                           14,958
8/31/96                 16,568                           17,532
8/31/97                 22,246                           24,066
8/31/98                 22,544                           24,712
8/31/99                 26,776                           34,317
8/31/00                 26,837                           41,181

[Line Chart Omitted, plot points as follows:]

              LARGE COMPANY VALUE PORTFOLIO
               INSTITUTIONAL CLASS SHARES            WILSHIRE 5000 INDEX
7/15/96                10,000                            10,000
8/31/96                10,355                            10,468
8/31/97                13,905                            14,369
8/31/98                14,111                            14,755
8/31/99                16,796                            20,490
8/31/00                17,141                            24,588

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE INDEX WILSHIRE 5000 ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      SMALL COMPANY GROWTH PORTFOLIO
      FUND COMMENTARY
--------------------------------------------------------------------------------

For the twelve month period ended August 31, 2000, the Portfolio's Investment Class Shares returned 33.43% and Institutional Class Shares returned 33.86%.

The traditional growth sectors - Consumer Non-Durables, Materials & Services (23.2% weight), and Technology - comprised almost three quarters of the Portfolio as of August 31, 2000. The only negative performing sectors were Consumer Durables (down 18.6%) and Utilities (down 45.4%) combined for a 6.2% weighting in the Portfolio.

Technology, the largest sector in the Portfolio by weighting at 29.7% and returns of 70.9%, was primarily driven by the business machines industry and a solid performance by Tech Data Corporation with a twelve month return of 39.3%. The Materials & Services sector, driven by strong performances in business services holdings, featured returns over 100% from both CDW ComputerCenters and Sapient Corporation.

The Consumer Non-Durables sector posted gains of 15.8% with a 19.4% Portfolio weighting. Strong overall performers in this sector were Catalina Marketing, Fastenal Company and Brinker International, Inc., with returns of 41.1%, 27.7% and 31.2%, respectively.

For investment decisions, the Small Company Growth Portfolio uses the same fundamental criteria as its large-cap partner, although with less emphasis on a long history of established growth. Specifically, the Portfolio's investment adviser seeks to identify high quality growth companies by focusing on earnings and sales growth as well as dividend payout and return on equity. By focusing on earnings and return on equity in the small-cap arena, the Portfolio seeks to invest in growth companies with a proven track record.

             PORTFOLIO INFORMATION(1)
             (As of August 31, 2000)
-------------------------------------------------
 AVERAGE 5-YEAR SALES GROWTH .......  27.6%
 AVERAGE 5-YEAR EARNINGS GROWTH ....  12.7%
 AVERAGE 5-YEAR RETURN ON EQUITY ...  16.2%
 AVERAGE MARKET CAPITALIZATION .....  $1.6 BILLION
-------------------------------------------------

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2000 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2000 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

THE STRONG PERFORMANCE OF THE PORTFOLIO WAS IN LARGE PART ATTRIBUTABLE TO THE PORTFOLIO'S TECHNOLOGY HOLDINGS. INVESTORS IN THE PORTFOLIO SHOULD REALIZE THAT FAVORABLE CONDITIONS FOR TECHNOLOGY STOCKS MAY NOT CONTINUE AND MAY NOT BE REPEATED IN THE FUTURE.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      SMALL COMPANY GROWTH PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 ......................................  33.43%
         FIVE YEARS ENDED 8/31/00 ....................................  10.04%
         INCEPTION (10/1/92) THROUGH 8/31/00 .........................  13.28%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 ......................................  33.86%
         INCEPTION (7/15/96) THROUGH 8/31/00 .........................  11.00%

  * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2000, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.



                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2000)

[Pie Chart Omitted, plot points as follows:]

TECHNOLOGY 29.7%
MATERIALS & SERVICES 23.2%
CONSUMER NON-DURABLES 19.4%
FINANCE 8.1%
CAPITAL GOODS 6.8%
TRANSPORTATION 5.6%
CONSUMER DURABLES 4.9%
UTILITIES 1.3%
ENERGY 1.0%

** Based upon percent of Portfolio's market value.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      SMALL COMPANY GROWTH PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
           SMALL COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX

[Line Chart Omitted, plot points as follows:]

              SMALL COMPANY GROWTH PORTFOLIO
                INVESTMENT CLASS SHARES          WILSHSIRE 5000 INDEX
9/30/92                 10,000                         10,000
8/31/93                 12,850                         11,704
8/31/94                 13,516                         12,264
8/31/95                 16,632                         14,958
8/31/96                 19,543                         17,532
8/31/97                 22,506                         24,066
8/31/98                 16,651                         24,712
8/31/99                 20,114                         34,317
8/31/00                 26,837                         41,181

[Line Chart Omitted, plot points as follows:]

              SMALL COMPANY GROWTH PORTFOLIO
                INSTITUTIONAL CLASS SHARES       WILSHSIRE 5000 INDEX
7/15/96                 10,000                         10,000
8/31/96                 11,141                         10,468
8/31/97                 12,828                         14,369
8/31/98                  9,499                         14,755
8/31/99                 11,497                         20,490
8/31/00                 15,389                         24,588

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      SMALL COMPANY VALUE PORTFOLIO
      FUND COMMENTARY
--------------------------------------------------------------------------------

For the twelve month period ended August 31, 2000, the Portfolio's Investment Class Shares returned -5.83% and Institutional Class Shares returned -5.61%.

More than half the sectors - Consumer Non-Durables, Capital Goods, Transportation, Materials & Services and Consumer Durables - posted negative performances and together comprised more than half of the Portfolio's weighting (65.9%).

Although the Technology sector made up the smallest portion of the Portfolio at 3.4%, its overall return of 37.9% was higher than any other sector. The Energy sector made up 7.5% of the Portfolio and posted an overall return of 15.1% for the year, which included strong performances from the raw materials industry holdings, such as Tidewater, Inc. and Helmerich & Payne at 26.5% and 35.4%, respectively.

The Utilities sector made up 10.5% of the Portfolio with notable performances in the energy and utilities industry. Solid returns came from Allete (up 31.8%) and Idacorp Inc. (up 32.9%).

The Small Company Value Portfolio continues to invest in stocks clearly associated with a value orientation. These sectors typically include companies that are undervalued relative to their earnings and book value. They also have a relatively high dividend yield, which means simply that their price is lower relative to the size of the dividend. Dividend yields among small companies are on average less than those for large companies. Demand for value stocks is driven by two types of investors - those seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks that exhibit both of these characteristics. When demand is low for these types of securities prices are slow to rise. Low demand is typically a function of investor sentiment, meaning that when investors feel like their current holdings become overvalued they sell them and look for better deals.



              PORTFOLIO INFORMATION(1)
              (As of August 31, 2000)
-------------------------------------------------
 DIVIDEND YIELD(2) ................   2.7%
 AVERAGE PRICE/BOOK RATIO .........   1.8
 AVERAGE PRICE/EARNINGS RATIO .....  11.5
 AVERAGE MARKET CAPITALIZATION ....  $1.1 BILLION
-------------------------------------------------

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
(2) THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      SMALL COMPANY VALUE PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 .......................................  (5.83)%
         FIVE YEARS ENDED 8/31/00 .....................................   6.06%
         INCEPTION (9/30/92) THROUGH 8/31/00 ..........................   7.68%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 .......................................  (5.61)%
         INCEPTION (7/15/96) THROUGH 8/31/00 ..........................   5.83%

  * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2000, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.



                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2000)

[Pie Chart Omitted, plot points as follows:]

MATERIALS & SERVICES 21.6%
CONSUMER NON-DURABLES 16.5%
CAPITAL GOODS 14.6%
FINANCE 12.7%
UTILITIES 10.5%
ENERGY 7.5%
CONSUMER DURABLES 7.3%
TRANSPORTATION 5.9%
TECHNOLOGY 3.4%

** Based upon percent of Portfolio's market value.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      SMALL COMPANY VALUE PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
            SMALL COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX

[Line Chart Omitted, plot points as follows:]

              SMALL COMPANY VALUE PORTFOLIO
                INVESTMENT CLASS SHARES           WILSHIRE 5000 INDEX
9/30/92                 10,000                          10,000
8/31/93                 11,974                          11,704
8/31/94                 11,972                          12,264
8/31/95                 13,391                          14,958
8/31/96                 14,735                          17,532
8/31/97                 19,706                          24,066
8/31/98                 17,975                          24,712
8/31/99                 19,841                          34,317
8/31/00                 18,684                          41,181

[Line Chart Omitted, plot points as follows:]

              SMALL COMPANY VALUE PORTFOLIO
                INSTITUTIONAL CLASS SHARES        WILSHIRE 5000 INDEX
7/15/96                 10,000                          10,000
8/31/96                 10,304                          10,468
8/31/97                 13,781                          14,369
8/31/98                 12,578                          14,755
8/31/99                 13,389                          20,490
8/31/00                 12,638                          24,588

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE 5000 INDEX PORTFOLIO
      FUND COMMENTARY
--------------------------------------------------------------------------------

Since its inception on February 1, 1999, the Wilshire 5000 Index Portfolio has experienced strong growth in assets due to both an influx of new shareholders as well as market movement. Performance for the Portfolio's Investment Class Shares and Institutional Class Shares since inception to the period ended August 31, 2000 were 22.95% and 23.39%, respectively.

Holdings in the Technology sector (32.2% weight) made up a third of the Portfolio and helped boost its performance with an overall return of 52.0%. Intel Corporation, Cisco Systems, Inc. and Oracle Systems Corporation posted returns of 82.4%, 102.4%, and 398.3%, respectively. The Portfolio's second largest sector weighting of 22.5% for Consumer Non-Durables posted strong returns in the drug industry particularly for Pfizer, Inc. and Merck & Company. Wal Mart Stores, Inc. led the retail industry.

Poorly performing sectors for the year ended August 31, 2000 - Utilities (down 2.1%), Transportation (down 5.2%) and Consumer Durables (down 8.1%) - collectively comprised 10.3% of the Portfolio's sector weightings and posted negative returns for SBC Communications (down 11.22%), Delta Air Lines (down 2.4%) and Ford Motor Company (down 15.8%).

The Wilshire 5000 Index is comprised of about 7,000 securities, and measures the performance of all U.S. domiciled stocks traded on the New York Stock Exchange, the American Stocks Exchange and NASDAQ with readily available price information. The Wilshire 5000 Index Portfolio currently holds around 2,500 securities and expects to ultimately hold around 3,000 securities representing approximately 90% of the total market value of the Index. Using statistical procedures, securities are selected based on market capitalization and industry weightings, giving the Portfolio the approximate balance of the Wilshire 5000 Index.



                PORTFOLIO INFORMATION(1)
                (As of August 31, 2000)
---------------------------------------------------
 DIVIDEND YIELD(2) .................    1.0%
 AVERAGE PRICE/EARNINGS RATIO ......   32.0
 AVERAGE 5-YEAR EARNINGS GROWTH ....    7.5%
 AVERAGE MARKET CAPITALIZATION ..... $119.7 BILLION
---------------------------------------------------

(1) ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2000 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2000 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
(2) THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

THE STRONG PERFORMANCE OF THE PORTFOLIO WAS IN LARGE PART ATTRIBUTABLE TO THE PORTFOLIO'S TECHNOLOGY HOLDINGS. INVESTORS IN THE PORTFOLIO SHOULD REALIZE THAT FAVORABLE CONDITIONS FOR TECHNOLOGY STOCKS MAY NOT CONTINUE AND MAY NOT BE REPEATED IN THE FUTURE.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE 5000 INDEX PORTFOLIO
     FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 ..................................    19.14%
         INCEPTION (2/1/99) THROUGH 8/31/00 ......................    13.91%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 8/31/00 ..................................    19.45%
         INCEPTION (2/1/99) THROUGH 8/31/00 ......................    14.17%

                             HORACE MANN CLASS SHARES
                                  TOTAL RETURN*
         INCEPTION (12/10/99) THROUGH 8/31/00 ....................    22.87%**

                             QUALIFIED CLASS SHARES
                                  TOTAL RETURN*
         INCEPTION (5/10/00) THROUGH 8/31/00 .....................    11.79%**

  * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE PERIOD ENDED AUGUST 31, 2000, FEES AND EXPENSES TOTALING 0.35% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

**   NOT ANNUALIZED.



                          PORTFOLIO SECTOR WEIGHTING***
                             (As of August 31, 2000)

[Pie Chart Omitted, plot points as follows:]

TECHNOLOGY 32.2%
CONSUMER NON-DURABLES 22.5%
FINANCE 15.3%
MATERIALS & SERVICES 9.7%
UTILITIES 8.1%
CAPITAL GOODS 5.0%
ENERGY 5.0%
CONSUMER DURABLES 1.4%
TRANSPORTATION 0.8%

*** Based upon percent of Portfolio's market value.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE 5000 INDEX PORTFOLIO
      FUND COMMENTARY -- (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
                WILSHIRE CLASS SHARES AND THE WILSHIRE 5000 INDEX

[Line Chart Omitted, plot points as follows:]

            WILSHIRE 5000 INDEX PORTFOLIO
               INVESTMENT CLASS SHARES           WILSHIRE 5000 INDEX
2/1/99               10,000                            10,000
8/31/99              10,320                            10,347
8/31/00              12,295                            12,416

[Line Chart Omitted, plot points as follows:]

            WILSHIRE 5000 INDEX PORTFOLIO
               INSTITUTIONAL CLASS SHARES        WILSHIRE 5000 INDEX
2/1/99               10,000                            10,000
8/31/99              10,330                            10,347
8/31/00              12,339                            12,416

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                          AUGUST 31, 2000
     STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

COMMON STOCKS - 99.6%

         AEROSPACE - 0.5%
 13,500  Textron, Inc. ........................................      $   756,844
 55,200  United Technologies Corporation ......................        3,446,550
                                                                     -----------
                                                                       4,203,394
                                                                     -----------
         AIR TRANSPORTATION - 0.7%
  9,600  AMR Corporation* .....................................          315,000
123,600  FedEx Corporation* ...................................        4,987,260
                                                                     -----------
                                                                       5,302,260
                                                                     -----------
         APPAREL - 0.2%
 13,804  Jones Apparel Group* .................................          338,198
 32,000  NIKE, Inc., Class B ..................................        1,266,000
                                                                     -----------
                                                                       1,604,198
                                                                     -----------
         BANKS - 1.4%
 84,046  Bank of New York Company, Inc. .......................        4,407,162
 51,487  Fifth Third Bancorp ..................................        2,378,056
 25,600  Northern Trust Corporation ...........................        2,158,400
 19,300  State Street Corporation .............................        2,272,575
  7,533  Zions Bancorporation .................................          337,102
                                                                     -----------
                                                                      11,553,295
                                                                     -----------
         BUSINESS MACHINES - 28.2%
 22,700  Adobe Systems, Inc. ..................................        2,951,000
  6,430  BMC Software, Inc.* ..................................          173,610
583,388  Cisco Systems, Inc.* .................................       39,962,078
 22,962  Comverse Technology, Inc.* ...........................        2,111,069
309,100  Dell Computer Corporation* ...........................       13,484,487
304,656  EMC Corporation* .....................................       29,856,288
 38,500  Gateway, Inc.* .......................................        2,621,850
125,014  Hewlett-Packard Company ..............................       15,095,440
146,800  International Business
           Machines Corporation ...............................       19,377,600
  2,800  Lexmark International
           Group, Inc., Class A* ..............................          189,875
 17,150  Microchip Technology, Inc.* ..........................        1,167,272
470,274  Microsoft Corporation* ...............................       32,831,004
 53,900  Network Appliance, Inc.* .............................        6,306,300
 27,800  Novellus Systems, Inc.* ..............................        1,711,437
348,150  Oracle Systems Corporation* ..........................       31,659,891
215,356  Sun Microsystems, Inc.* ..............................       27,336,752
                                                                     -----------
                                                                     226,835,953
                                                                     -----------


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------
         BUSINESS SERVICES - 8.7%
187,700  America Online, Inc.* ................................     $ 11,003,912
 70,728  Automatic Data Processing, Inc. ......................        4,217,157
  7,743  Cintas Corporation ...................................          321,818
 67,000  Citrix Systems, Inc.* ................................        1,474,000
 61,500  Computer Associates
           International, Inc. ................................        1,952,625
 18,700  Computer Sciences Corporation* .......................        1,478,469
 13,400  Concord EFS, Inc.* ...................................          430,475
 17,100  Convergys Corporation* ...............................          669,037
  7,237  DST Systems, Inc.* ...................................          680,278
 26,200  eBay, Inc.* ..........................................        1,624,400
 13,800  Fiserv, Inc.* ........................................          747,787
 32,500  i2 Technologies, Inc.* ...............................        5,498,594
  9,100  Inktomi Corporation* .................................        1,186,412
 25,600  Interpublic Group of
           Companies, Inc. ....................................          979,200
 31,800  Lycos, Inc.* .........................................        2,257,800
 14,000  Mercury Interactive Corporation* .....................        1,710,625
 20,543  Omnicom Group, Inc. ..................................        1,714,057
  6,372  Parametric Technology Corporation* ...................           85,225
 42,124  Paychex, Inc. ........................................        1,879,783
 15,200  QLogic Corporation* ..................................        1,725,200
 13,200  RealNetworks, Inc.* ..................................          642,675
 20,328  Robert Half International, Inc.* .....................          646,684
  2,100  SDL, Inc.* ...........................................          834,356
 45,600  Siebel Systems, Inc.* ................................        8,983,200
 28,100  SunGard Data Systems, Inc. * .........................        1,011,600
  7,921  Synopsys, Inc.* ......................................          293,572
 35,875  VERITAS Software Corporation* ........................        4,325,180
 52,600  Vitesse Semiconductor Corporation* ...................        4,671,537
 61,400  Yahoo!, Inc.* ........................................        7,460,100
                                                                     -----------
                                                                      70,505,758
                                                                     -----------
         CONSTRUCTION - 0.0%***
 17,313  Masco Corporation ....................................          337,603
                                                                     -----------
         CONSUMER DURABLES - 0.7%
 55,016  Gemstar-TV Guide
           International, Inc.* ...............................        4,965,194
  9,688  Maytag Corporation ...................................          369,355
                                                                     -----------
                                                                       5,334,549
                                                                     -----------
         COSMETICS - 0.4%
 18,860  Clorox Company .......................................          682,496
 28,000  Colgate-Palmolive Company ............................        1,426,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         COSMETICS  (CONTINUED)
 13,734  Estee Lauder Companies, Inc.,
           Class A ............................................     $    562,236
 13,300  Procter & Gamble Company .............................          822,106
                                                                    ------------
                                                                       3,493,088
                                                                     -----------
         DOMESTIC OIL - 0.2%
 57,500  Tosco Corporation ....................................        1,753,750
                                                                     -----------
         DRUGS & MEDICINE - 15.1%
126,286  Abbott Laboratories ..................................        5,525,013
132,100  Amgen, Inc.* .........................................       10,014,831
 29,100  Baxter International, Inc. ...........................        2,422,575
  7,300  Biogen, Inc.* ........................................          504,613
228,076  Bristol-Myers Squibb Company .........................       12,088,028
 41,349  Cardinal Health, Inc. ................................        3,382,865
 20,300  Chiron Corporation* ..................................        1,097,469
 34,500  Guidant Corporation* .................................        2,322,281
114,900  Immunex Corporation* .................................        5,773,725
165,014  Johnson & Johnson ....................................       15,170,975
 22,800  MedImmune, Inc.* .....................................        1,918,050
134,334  Medtronic, Inc. ......................................        6,884,618
269,500  Merck & Company, Inc. ................................       18,831,313
625,971  Pfizer, Inc. .........................................       27,073,246
168,158  Schering-Plough Corporation ..........................        6,747,340
 17,500  UnitedHealth Group, Inc. .............................        1,653,750
 10,710  Watson Pharmaceutical, Inc.* .........................          660,673
                                                                     -----------
                                                                     122,071,365
                                                                     -----------
         ELECTRONICS - 15.7%
111,856  ADC Telecommunications, Inc.* ........................        4,579,105
 47,722  Agilent Technologies, Inc.* ..........................        2,878,233
 46,228  Altera Corporation* ..................................        2,996,152
 21,828  American Power
           Conversion Corporation* ............................          519,779
 56,400  Analog Devices, Inc.* ................................        5,668,200
 97,328  Applied Materials, Inc.* .............................        8,400,623
543,832  Intel Corporation ....................................       40,719,421
 28,700  JDS Uniphase Corporation* ............................        3,576,737
 32,778  KLA-Tencor Corporation* ..............................        2,151,056
 54,300  Linear Technology Corporation ........................        3,906,206
 59,100  LSI Logic Corporation* ...............................        2,123,906
360,000  Lucent Technologies, Inc. ............................       15,052,500
 49,620  Maxim Integrated Products, Inc.* .....................        4,351,054
  5,800  Molex, Inc. ..........................................          306,312
139,800  Motorola, Inc. .......................................        5,041,537


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         ELECTRONICS  (CONTINUED)
104,200  QUALCOMM, Inc.* ......................................     $  6,238,975
 23,100  Sanmina Corporation* .................................        2,725,800
 14,900  SCI Systems, Inc.* ...................................          920,075
 61,060  Solectron Corporation* ...............................        2,766,781
 15,231  Symbol Technologies, Inc. ............................          630,183
 29,802  Tellabs, Inc.* .......................................        1,674,500
 32,656  Teradyne, Inc.* ......................................        2,116,517
  7,000  TranSwitch Corporation* ..............................          421,312
 24,800  Univision Communications, Inc.,
           Class A* ...........................................        1,094,300
 63,076  Xilinx, Inc.* ........................................        5,605,879
                                                                     -----------
                                                                     126,465,143
                                                                     -----------
         ENERGY & UTILITIES - 0.3%
 33,100  AES Corporation* .....................................        2,110,125
                                                                     -----------
         ENERGY - RAW MATERIALs - 2.1%
239,300  ENSCO International, Inc. ............................        9,542,087
 19,600  Global Marine, Inc.* .................................          633,325
 12,100  Nabors Industries, Inc.* .............................          575,506
 62,900  Schlumberger, Ltd. ...................................        5,366,156
  5,700  Smith International, Inc.* ...........................          453,150
                                                                     -----------
                                                                      16,570,224
                                                                     -----------
         FOOD & AGRICULTURE - 0.2%
 11,000  Bestfoods ............................................          776,875
  9,800  Wrigley (Wm.) Jr. Company ............................          725,812
                                                                     -----------
                                                                       1,502,687
                                                                     -----------
         INSURANCE - 2.6%
 24,115  AFLAC, Inc. ..........................................        1,302,210
  6,189  Ambac Financial Group, Inc. ..........................          399,964
174,350  American International Group, Inc. ...................       15,538,944
 51,306  AXA Financial, Inc. ..................................        2,655,086
  6,000  Marsh & McLennan Companies, Inc. .....................          712,500
  5,400  MGIC Investment Corporation ..........................          317,588
                                                                     -----------
                                                                      20,926,292
                                                                     -----------
         MEDIA - 0.9%
 95,800  Cox Communications, Inc.,
           Class A* ...........................................        3,406,888
 25,214  Gannett Company, Inc. ................................        1,427,743
 16,200  McGraw-Hill Companies, Inc. ..........................        1,003,388
 19,500  New York Times Company, Class A ......................          764,156
 26,800  Tribune Company ......................................          956,425
                                                                     -----------
                                                                       7,558,600
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         MISCELLANEOUS FINANCE - 3.9%
156,700  American Express Company .............................     $  9,264,888
 66,600  Associates First Capital
           Corporation, Class A ...............................        1,873,125
 22,400  Capital One Financial Corporation ....................        1,351,000
  8,314  Franklin Resources, Inc. .............................          315,932
 91,667  MBNA Corporation .....................................        3,236,991
103,400  Morgan Stanley Dean
           Witter & Company ...................................       11,121,963
 13,729  Price (T. Rowe) Associates, Inc. .....................          621,237
 99,838  Schwab (Charles) Corporation .........................        3,812,564
                                                                     -----------
                                                                      31,597,700
                                                                     -----------
         MOTOR VEHICLES - 0.2%
 34,828  Harley-Davidson, Inc. ................................        1,734,870
                                                                     -----------
         NON-DURABLE & ENTERTAINMENT - 0.9%
 31,600  Electronic Arts, Inc.* ...............................        3,410,825
 99,000  McDonald's Corporation ...............................        2,957,625
  3,936  Newell Rubbermaid, Inc. ..............................          102,090
 20,658  Starbucks Corporation* ...............................          756,599
                                                                     -----------
                                                                       7,227,139
                                                                     -----------
         NON-FERROUS METALS - 0.3%
 63,700  Alcoa, Inc. ..........................................        2,118,025
                                                                     -----------
         OPTICAL & PHOTO - 1.7%
 40,900  Corning, Inc. ........................................       13,412,644
                                                                     -----------
         PRODUCER GOODS - 6.4%
 12,872  Avery Dennison Corporation ...........................          695,893
 23,729  Dover Corporation ....................................        1,159,755
 16,725  Emerson Electric Company .............................        1,106,986
727,800  General Electric Company .............................       42,712,763
 90,200  Honeywell International, Inc. ........................        3,478,338
 14,000  Illinois Tool Works, Inc. ............................          784,875
 19,700  Jabil Circuit, Inc.* .................................        1,257,106
  8,700  Miller (Herman), Inc. ................................          277,856
                                                                     -----------
                                                                      51,473,572
                                                                     -----------
         RETAIL - 6.5%
 11,714  AutoZone, Inc.* ......................................          263,565
 31,000  Bed Bath & Beyond Inc.* ..............................          544,438
 17,900  Cendant Corporation* .................................          236,056
 24,975  Dollar General Corporation ...........................          513,548


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         RETAIL  (CONTINUED)
  8,100  Dollar Tree Stores, Inc.* ............................     $    328,556
 98,087  Gap, Inc. ............................................        2,200,827
255,482  Home Depot, Inc. .....................................       12,279,104
 17,240  Intimate Brands, Inc. ................................          277,995
 37,628  Kohl's Corporation* ..................................        2,107,168
 43,514  Lowe's Companies, Inc. ...............................        1,949,971
 51,340  Safeway, Inc.* .......................................        2,531,704
 81,200  Target Corporation ...................................        1,887,900
 16,400  Tiffany & Company ....................................          682,650
 15,000  TJX Companies, Inc. ..................................          282,188
511,300  Wal-Mart Stores, Inc. ................................       24,254,794
 56,500  Walgreen Company .....................................        1,857,438
                                                                    ------------
                                                                      52,197,902
                                                                    ------------
         TELEPHONE - 1.5%
 30,000  ALLTEL Corporation ...................................        1,516,875
 13,918  Broadwing Inc.* ......................................          388,834
 27,000  Exodus Communications, Inc.* .........................        1,847,813
168,427  Qwest Communications
           International, Inc.* ...............................        8,695,044
                                                                    ------------
                                                                      12,448,566
                                                                    ------------
         TIRES & RUBBER - 0.1%
 16,000  Danaher Corporation ..................................          899,000
                                                                    ------------
         TRAVEL & RECREATION - 0.2%
 50,218  Carnival Corporation .................................        1,001,221
 10,100  MGM Mirage, Inc.* ....................................          347,188
                                                                    ------------
                                                                       1,348,409
                                                                    ------------
         TOTAL COMMON STOCKS
           (Cost $530,922,281) ................................      802,586,111
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $530,922,281**) ............................   99.6%        802,586,111
OTHER ASSETS AND LIABILITIES
   (Net) ............................................    0.4%          3,167,878
                                                       ------       ------------
NET ASSETS ..........................................  100.0%       $805,753,989
                                                       ======       ============

---------------------
*   Non-income producing security.
**  Aggregate cost for Federal tax purposes is $537,016,581.
*** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                         AUGUST 31, 2000
     STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

COMMON STOCKS - 99.8%

         AEROSPACE - 5.1%
 23,300  Boeing Company .......................................      $ 1,249,462
  8,685  General Dynamics Corporation .........................          546,612
  3,496  Goodrich (B.F.) Company ..............................          142,680
 13,800  Lockheed Martin Corporation ..........................          391,575
  3,100  Northrop Grumman Corporation .........................          241,219
  8,500  Raytheon Company, Class B ............................          236,406
  1,200  Rockwell International Corporation ...................           48,525
  6,400  TRW, Inc. ............................................          292,400
 14,700  United Technologies Corporation ......................          917,831
                                                                     -----------
                                                                       4,066,710
                                                                     -----------
         AIR TRANSPORTATION - 0.8%
    480  Continental Airlines, Inc., Class B* .................           23,100
 12,171  Delta Air Lines, Inc. ................................          602,464
                                                                     -----------
                                                                         625,564
                                                                     -----------
         APPAREL - 0.8%
  2,500  Liz Claiborne,  Inc. .................................          109,844
  9,900  Nike, Inc., Class B ..................................          391,669
  4,700  V.F. Corporation .....................................          107,512
                                                                     -----------
                                                                         609,025
                                                                     -----------
         BANKS - 15.0%
  8,451  AmSouth Bancorporation ...............................          154,231
 44,154  Bank of America Corporation ..........................        2,364,999
 14,691  Bank One Corporation .................................          517,858
 48,826  Chase Manhattan Corporation ..........................        2,728,153
  8,012  First Securities Corporation .........................          122,183
 16,993  Firstar Corporation ..................................          405,708
 24,300  FleetBoston Financial Corporation ....................        1,037,306
 10,100  J.P. Morgan & Company ................................        1,688,594
 60,040  National City Corporation ............................        1,257,087
  5,600  North Fork Bancorporation, Inc. ......................          100,100
  9,200  Regions Financial Corporation ........................          200,100
  3,450  SouthTrust Corporation ...............................           97,247
  6,187  Summit Bancorp .......................................          171,303
 27,400  Wells Fargo & Company ................................        1,183,337
                                                                     -----------
                                                                      12,028,206
                                                                     -----------
         BUSINESS MACHINES - 3.6%
    908  3Com Corporation* ....................................           15,095
  5,500  Cabletron Systems, Inc.* .............................          205,906
 57,313  Compaq Computer Corporation ..........................        1,952,224
  3,501  NCR Corporation* .....................................          141,353


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         BUSINESS MACHINES  (CONTINUED)
  7,624  Seagate Technology, Inc.* ............................      $   452,675
  7,000  Xerox Corporation ....................................          112,437
                                                                     -----------
                                                                       2,879,690
                                                                     -----------
         BUSINESS SERVICES - 2.1%
 37,000  AutoNation,  Inc.* ...................................          240,500
  2,401  Block H & R, Inc. ....................................           86,136
    281  Computer Associates
           International, Inc. ................................            8,922
  1,212  Computer Sciences Corporation* .......................           95,824
 14,600  Electronic Data Systems Corporation ..................          727,262
  5,223  Fiserv, Inc.* ........................................          283,021
  1,066  Manpower, Inc. .......................................           38,576
  6,036  SunGard Data Systems, Inc.* ..........................          217,296
    207  Viad Corporation .....................................            6,068
                                                                     -----------
                                                                       1,703,605
                                                                     -----------
         CHEMICALS - 3.6%
  9,500  Air Products and Chemicals, Inc. .....................          344,969
 17,200  Dow Chemical Company .................................          450,425
  8,000  du Pont (E.I.) de Nemours
           & Company ..........................................          359,000
    100  Eastman Chemical Company .............................            4,312
 16,000  Minnesota Mining &
           Manufacturing Company ..............................        1,488,000
  6,100  Union Carbide Corporation ............................          244,381
                                                                     -----------
                                                                       2,891,087
                                                                     -----------
         CONSTRUCTION - 0.1%
  2,000  Fluor Corporation ....................................           59,875
  1,000  Sherwin-Williams Company .............................           23,000
                                                                     -----------
                                                                          82,875
                                                                     -----------
         CONSUMER DURABLES - 0.2%
  2,800  Maytag Corporation ...................................          106,750
  1,000  Whirlpool Corporation ................................           38,000
                                                                     -----------
                                                                         144,750
                                                                     -----------
         CONTAINERS - 0.1%
  2,700  Sonoco Products Company ..............................           52,144
                                                                     -----------
         DOMESTIC OIL - 2.7%
 13,400  Ashland, Inc. ........................................          472,350
  1,300  Diamond Offshore Drilling, Inc. ......................           58,256
  2,200  Kerr-McGee Corporation ...............................          139,012
  7,100  Tosco Corporation ....................................          216,550
 13,200  Transocean Sedco Forex, Inc. .........................          788,700

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY VALUE PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         DOMESTIC OIL  (CONTINUED)
  9,600  Unocal Corporation ...............................          $   320,400
  4,500  USX-Marathon Group ...............................              123,469
                                                                     -----------
                                                                       2,118,737
                                                                     -----------
         DRUGS & MEDICINE - 2.6%
  5,300  Aetna, Inc. ......................................              296,469
  2,400  Bard (C.R.), Inc. ................................              117,150
  2,200  Bausch & Lomb, Inc. ..............................               78,650
 12,300  Cardinal Health, Inc. ............................            1,006,294
 17,800  HCA-The Healthcare Company .......................              614,100
                                                                     -----------
                                                                       2,112,663
                                                                     -----------
         ELECTRONICS - 1.0%
  4,700  Arrow Electronics, Inc.* .........................              170,962
  2,500  Avnet, Inc. ......................................              149,687
  1,056  Molex, Inc. ......................................               55,770
  4,158  SCI Systems, Inc.* ...............................              256,756
  2,200  Scientific-Atlanta, Inc. .........................              171,462
                                                                     -----------
                                                                         804,637
                                                                     -----------
         ENERGY & UTILITIES - 14.7%
  3,800  Ameren Corporation ...............................              153,662
    100  Cinergy Corporation ..............................                2,938
 12,000  Coastal Corporation ..............................              826,500
  5,700  Columbia Energy Group ............................              400,069
  5,200  Consolidated Edison, Inc. ........................              162,825
 26,900  Dominion Resources, Inc. .........................            1,425,700
  5,850  DPL, Inc. ........................................              159,778
     93  DQE, Inc. ........................................                3,737
  5,900  DTE Energy Company ...............................              205,025
 13,408  Duke Energy Corporation ..........................            1,003,086
  6,100  El Paso Energy Corporation .......................              355,325
  2,200  Energy East Corporation ..........................               49,913
 38,000  Enron Corporation ................................            3,225,250
 17,600  Entergy Corporation ..............................              535,700
  1,800  Florida Progress Corporation .....................               93,375
  7,600  FPL Group, Inc. ..................................              405,650
  5,100  GPU, Inc. ........................................              156,188
 10,072  Keyspan Corporation ..............................              346,855
  9,200  Kinder Morgan, Inc. ..............................              338,675
  6,300  PG & E Corporation ...............................              182,306
    500  Pinnacle West Capital Corporation ................               20,594
    100  Potomac Electric Power Company ...................                2,519
 30,619  PPL Corporation ..................................            1,025,737
  9,200  Public Service Enterprise
           Group, Inc. ....................................              333,500



                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         ENERGY & UTILITIES  (CONTINUED)
  7,000  TXU Corporation ..................................          $   244,563
  1,700  Unicom Corporation ...............................               77,669
                                                                     -----------
                                                                      11,737,139
                                                                     -----------
         ENERGY - RAW MATERIALS - 1.6%
  5,600  Apache Corporation ...............................              352,800
    300  Cooper Cameron Corporation* ......................               23,344
 13,500  EOG Resources, Inc. ..............................              516,375
  1,500  Global Marine, Inc.* .............................               48,469
  1,380  Nabors Industries, Inc.* .........................               65,636
  2,000  Noble Drilling Corporation* ......................               97,000
 10,000  Occidental Petroleum Corporation .................              216,250
                                                                     -----------
                                                                       1,319,874
                                                                     -----------
         FOOD & AGRICULTURE - 1.8%
  8,300  Bestfoods ........................................              586,188
  4,300  ConAgra, Inc. ....................................               78,744
    800  McCormick & Company, Inc. ........................               23,350
 24,000  Nabisco Group Holdings
           Corporation ....................................              673,500
  5,641  SUPERVALU, Inc. ..................................               84,262
                                                                     -----------
                                                                       1,446,044
                                                                     -----------
         INSURANCE - 5.2%
 30,400  Allstate Corporation .............................              883,500
  3,700  American General Corporation .....................              269,406
  8,300  CIGNA Corporation ................................              807,175
  9,800  Hartford Financial Services ......................
           Group, Inc. ....................................              652,925
  6,450  Jefferson-Pilot Corporation ......................              426,909
  3,600  Loews Corporation ................................              291,375
  1,500  MBIA, Inc. .......................................               98,625
  3,700  ReliaStar Financial Corporation ..................              199,106
  8,000  St. Paul Companies, Inc. .........................              381,000
  5,400  Torchmark Corporation ............................              151,538
                                                                     -----------
                                                                       4,161,559
                                                                     -----------
         INTERNATIONAL OIL - 9.3%
 25,500  Chevron Corporation ..............................            2,154,750
 45,741  Exxon Mobil Corporation ..........................            3,733,609
  9,800  Santa Fe International Corporation ...............              385,263
 22,800  Texaco, Inc. .....................................            1,174,200
                                                                     -----------
                                                                       7,447,822
                                                                     -----------
         LIQUOR - 0.1%
  1,300  Coors (Aldolph) Company, Class B .................               77,431
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY VALUE PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         MEDIA - 1.3%
  4,700  Clear Channel
           Communications, Inc.* ..............................      $   340,163
 16,712  Comcast Corporation,
           Special Class A* ...................................          622,522
  1,700  Reader's Digest Association, Inc.,
           Class A ............................................           65,450
                                                                     -----------
                                                                       1,028,135
                                                                     -----------
         MISCELLANEOUS FINANCE - 7.1%
  8,190  Charter One Financial, Inc. ..........................          194,513
 14,200  Edwards (A.G.), Inc. .................................          738,400
 19,000  Freddie Mac ..........................................          800,375
 12,200  Household International, Inc. ........................          585,600
  8,800  Lehman Brothers Holdings, Inc. .......................        1,276,000
  8,400  Merrill Lynch & Company, Inc. ........................        1,218,000
 25,700  Washington Mutual, Inc. ..............................          899,500
                                                                     -----------
                                                                       5,712,388
                                                                     -----------
         MISCELLANEOUS - 0.0%***
  1,346  Palm, Inc.* ..........................................           59,224
                                                                     -----------
         MOTOR VEHICLES - 4.8%
  6,900  Dana Corporation .....................................          170,344
  6,700  Delphi Automotive
           Systems Corporation ................................          110,131
  6,500  Eaton Corporation ....................................          431,438
 69,745  Ford Motor Company ...................................        1,686,962
 20,300  General Motors Corporation ...........................        1,465,406
                                                                     -----------
                                                                       3,864,281
                                                                     -----------
         NON-DURABLE & ENTERTAINMENT - 0.0%***
    600  Harcourt General, Inc. ...............................           35,587
                                                                     -----------
         NON-FERROUS METALS - 0.6%
 14,100  Alcoa, Inc. ..........................................          468,825
                                                                     -----------
         OPTICAL & PHOTO - 0.1%
  1,400  Eastman Kodak Company ................................           87,150
                                                                     -----------
         PAPER & FOREST PRODUCTS - 2.0%
  3,700  Consolidated Papers, Inc. ............................          145,456
 12,200  Georgia-Pacific Group ................................          326,350
  5,400  International Paper Company ..........................          172,125
 13,500  Kimberly-Clark Corporation ...........................          789,750
    200  Mead Corporation .....................................            5,363
  2,900  Weyerhaeuser Company .................................          134,306
                                                                     -----------
                                                                       1,573,350
                                                                     -----------


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         PRODUCER GOODS - 4.3%
  3,800  Cooper Industries, Inc. ..............................      $   134,188
  8,500  Deere & Company ......................................          279,969
  7,163  Dover Corporation ....................................          350,092
 10,300  Emerson Electric Company .............................          681,731
  1,214  Grainger (W.W.), Inc. ................................           35,054
 23,700  Honeywell International, Inc. ........................          913,931
  7,524  Illinois Tool Works, Inc. ............................          421,814
  5,100  Ingersoll-Rand Company ...............................          232,369
  3,900  Johnson Controls, Inc. ...............................          208,406
  1,800  Pall Corporation .....................................           38,475
  3,450  Parker-Hannifin Corporation ..........................          120,103
                                                                     -----------
                                                                       3,416,132
                                                                     -----------
         RAILROADS & SHIPPING - 1.3%
 28,300  Burlington Northern
           Santa Fe Corporation ...............................          633,213
 19,400  Norfolk Southern Corporation .........................          311,613
  3,200  Union Pacific Corporation ............................          127,200
                                                                     -----------
                                                                       1,072,026
                                                                     -----------
         RETAIL - 2.8%
  8,300  Delhaize America, Inc. ...............................          124,500
  9,600  Federated Department Stores, Inc.* ...................          265,200
 32,500  Kmart Corporation* ...................................          227,500
 11,300  Limited, Inc. ........................................          226,000
 10,500  Lowe's Companies, Inc. ...............................          470,531
  2,800  May Department Stores Company ........................           64,225
  5,600  RadioShack Corporation ...............................          330,400
 11,600  Sears, Roebuck & Company .............................          361,775
  9,100  Toys "R" US, Inc.* ...................................          165,506
                                                                     -----------
                                                                       2,235,637
                                                                     -----------
         TELEPHONE - 3.9%
  2,333  United States Cellular Corporation* ..................          171,621
 67,692  Verizon Communications ...............................        2,953,064
                                                                     -----------
                                                                       3,124,685
                                                                     -----------
         TOBACCO - 0.3%
  9,800  UST, Inc. ............................................          211,925
                                                                     -----------
         TRAVEL & RECREATION - 0.3%
 11,100  Carnival Corporation .................................          221,306
  2,100  Hilton Hotels Corporation ............................           21,000
    500  MGM Mirage, Inc. .....................................           17,188
                                                                     -----------
                                                                         259,494
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY VALUE PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         TRUCKING & FREIGHT - 0.6%
 10,800  PACCAR, Inc. .........................................      $   458,325
                                                                     -----------
         TOTAL COMMON STOCKS
           (Cost $64,394,548) .................................       79,916,726
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $64,394,548**) ..............................    99.8%       79,916,726
OTHER ASSETS AND LIABILITIES
   (Net) .............................................     0.2%          138,897
                                                         ------      -----------
NET ASSETS ...........................................   100.0%      $80,055,623
                                                         ======      ===========

-------------------
*   Non-income producing security.
** Aggregate cost for Federal tax purposes is $65,318,956.
*** Amount represents less than 0.1% of net assets.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

COMMON STOCKS - 99.8%

         AEROSPACE - 1.0%
  1,400  Trimble Navigation, Ltd.* ............................      $    58,188
  1,172  Veeco Instruments, Inc.* .............................          105,040
                                                                     -----------
                                                                         163,228
                                                                     -----------
         AIR TRANSPORTATION - 1.0%
    500  Atlantic Coast Airlines
           Holdings, Inc.* ....................................           15,875
  1,700  EGL, Inc.* ...........................................           61,094
  1,600  SkyWest, Inc. ........................................           79,500
                                                                     -----------
                                                                         156,469
                                                                     -----------
         APPAREL - 2.6%
  1,740  Children's Place Retail Stores, Inc.* ................           51,330
  1,300  Columbia Sportswear Company* .........................           53,137
    900  Dress Barn, Inc.* ....................................           19,181
  1,455  Kenneth Cole Productions, Inc.* ......................           64,111
  1,513  Pacific Sunwear of California, Inc.* .................           20,142
    700  Quiksilver, Inc.* ....................................           10,412
  2,730  The Men's Wearhouse, Inc.* ...........................           83,265
  2,600  Timberland Company, Class A* .........................          105,950
                                                                     -----------
                                                                         407,528
                                                                     -----------
         BANKS - 2.0%
  7,600  Banknorth Group, Inc. ................................          124,450
  2,625  Doral Financial Corporation ..........................           39,047
  2,400  Imperial Bancorp* ....................................           52,200
  1,800  Silicon Valley Bancshares* ...........................          103,725
                                                                     -----------
                                                                         319,422
                                                                     -----------
         BUSINESS MACHINES - 5.2%
  2,715  Artesyn Technologies, Inc.* ..........................          112,842
  2,476  Avocent Corporation* .................................          120,395
  1,387  Black Box Corporation * ..............................           82,526
  1,920  Computer Horizons Corporation * ......................           18,360
  1,060  Fair, Isaac & Company, Inc. ..........................           48,694
  4,700  Micron Electronics, Inc.* ............................           64,919
    875  MICROS Systems, Inc.* ................................           15,367
    100  MTI Technology  Corporation* .........................              631
  1,900  National Computer Systems, Inc. ......................          137,987
    700  SCM Microsystems, Inc.* ..............................           38,106
  1,800  Systems & Computer
           Technology Corporation* ............................           32,287
    590  Tech Data Corporation* ...............................           30,459


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         BUSINESS MACHINES  (CONTINUED)
  2,500  Titan Corporation* ...................................      $    61,562
  1,755  Xircom, Inc.* ........................................           54,186
                                                                     -----------
                                                                         818,321
                                                                     -----------
         BUSINESS SERVICES - 16.1%
  4,090  ACNielsen Corporation* ...............................           98,416
  3,200  Actuate Corporation* .................................           83,000
  1,900  Advantage Learning Systems, Inc.* ....................           55,812
  1,908  Advent Software, Inc.* ...............................          117,580
    900  ADVO, Inc.* ..........................................           36,844
  2,914  American Management
           Systems, Inc.* .....................................           54,455
  4,000  Apollo Group, Inc., Class A* .........................          163,250
    386  BARRA, Inc.* .........................................           22,243
  4,145  Cambridge Technology
           Partners, Inc.* ....................................           25,518
  1,310  CDI Corporation* .....................................           24,235
    110  Cerner Corporation* ..................................            4,187
  2,000  ChoicePoint, Inc.* ...................................           93,750
    340  Ciber, Inc.* .........................................            3,506
  1,903  Complete Business Solutions, Inc.* ...................           25,690
    250  Dendrite International, Inc.* ........................            6,641
  4,525  DeVRY, Inc.* .........................................          169,122
    700  Education Management
           Corporation* .......................................           17,675
    300  F.Y.I., Inc.* ........................................           11,700
  2,070  FactSet Research Systems, Inc. .......................           70,768
    954  Forrester Research, Inc.* ............................           58,313
    231  HNC Software, Inc.* ..................................           12,568
    126  Hyperion Solutions Corporation* ......................            3,985
  2,281  iGATE Capital Corporation* ...........................           16,609
  1,000  J. D. Edwards & Company* .............................           24,812
    222  Jacobs Engineering Group, Inc.* ......................            8,436
  4,730  Keane, Inc.* .........................................           81,888
    600  Kronos, Inc.* ........................................           22,425
  2,410  Labor Ready, Inc.* ...................................            9,339
    300  MAXIMUS, Inc.* .......................................            6,637
    800  MemberWorks, Inc.* ...................................           22,500
    654  Mentor Corporation ...................................           13,857
  1,134  Mercury Computer Systems, Inc.* ......................           32,142
  2,850  Metris Companies, Inc. ...............................          102,422
  3,286  National Instruments Corporation* ....................          141,914
  1,625  NCO Group, Inc.* .....................................           28,234
    500  On Assignment, Inc.* .................................           14,937


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         BUSINESS SERVICES  (CONTINUED)
    300  Performance Food Group Company* ......................      $    11,137
  1,599  Pre-Paid Legal Services, Inc.* .......................           52,467
  1,525  Priority Healthcare
           Corporation, Class B* ..............................           88,069
  2,467  Profit Recovery Group
           International, Inc.* ...............................           22,280
  1,100  Progress Software Corporation* .......................           15,056
    854  Project Software &
           Development, Inc.* .................................           15,372
  1,334  Proxim, Inc.* ........................................           80,123
    960  QRS Corporation* .....................................           17,580
    858  RadiSys Corporation* .................................           47,994
  1,700  Remedy Corporation* ..................................           39,737
    100  Reynolds & Reynolds Company,
           Class A ............................................            1,813
    200  SAGA SYSTEMS, Inc.* ..................................            2,525
  1,310  Sanchez Computer Associates, Inc.* ...................           28,001
    800  Spartech Corporation .................................           19,800
    472  StarTek, Inc.* .......................................           18,496
    810  Strayer Education, Inc. ..............................           18,592
  1,885  Sykes Enterprises, Inc.* .............................           26,508
  1,413  Syntel, Inc.* ........................................           13,247
  3,335  TeleTech Holdings, Inc.* .............................          108,804
  2,675  Tetra Tech, Inc.* ....................................           72,559
    700  Thermo Cardiosystems, Inc.* ..........................            6,519
  1,000  Transaction Systems
           Architects, Inc., Class A* .........................           18,375
  1,800  Verity, Inc.* ........................................           82,350
  1,000  Volt Information Sciences, Inc.* .....................           33,812
                                                                     -----------
                                                                       2,526,626
                                                                     -----------
         CHEMICALS - 1.0%
   1,309 Techne Corporation* ..................................          125,009
  1,200  Valspar Corporation ..................................           35,400
                                                                     -----------
                                                                         160,409
                                                                     -----------
         CONSTRUCTION - 4.8%
  4,155  D.R. Horton, Inc. ....................................           81,542
  2,538  Dycom Industries, Inc.* ..............................          134,514
  1,347  Elcor Corporation ....................................           22,141
    700  Florida Rock Industries, Inc. ........................           26,906
  1,700  Kaufman & Broad
           Home Corporation ...................................           42,181
  3,415  Lennar Corporation ...................................           94,339
    700  NVR, Inc.* ...........................................           51,450
  2,800  Pulte Corporation ....................................           92,225


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         CONSTRUCTION  (CONTINUED)
  1,040  Simpson Manufacturing
           Company, Inc.* .....................................      $    48,880
  2,000  Toll Brothers, Inc.* .................................           65,250
  3,600  West TeleServices Corporation* .......................           85,500
                                                                     -----------
                                                                         744,928
                                                                     -----------
         CONSUMER DURABLES - 2.1%
  2,400  APW Ltd.* ............................................          105,600
  2,670  Ethan Allen Interiors, Inc. ..........................           71,923
  2,310  Furniture Brands International, Inc.* ................           37,249
  3,000  Linens 'n Things, Inc.* ..............................           81,000
    435  Mohawk Industries, Inc.* .............................           10,331
    600  Rent-A-Center, Inc.* .................................           19,763
                                                                     -----------
                                                                         325,866
                                                                     -----------
         DOMESTIC OIL - 0.4%
  1,000  CAL Dive International, Inc.* ........................           57,500
                                                                     -----------
         DRUGS & MEDICINE - 10.0%
  1,400  Advance Paradigm, Inc.* ..............................           37,275
  2,200  Alpharma, Inc., Class A ..............................          124,575
  3,500  AmeriSource Health
           Corporation, Class A* ..............................          121,625
  1,000  Apria Healthcare Group, Inc.* ........................           14,875
  1,400  Arrow International, Inc. ............................           49,875
  1,000  Aurora Biosciences Corporation* ......................           68,375
  2,317  Barr Laboratories, Inc.* .............................          164,507
  1,400  Beckman Coulter, Inc. ................................          106,575
    318  Bindley Western Industries, Inc. .....................            9,162
  2,200  Bio-Technology
           General Corporation* ...............................           30,663
    100  Biomatrix, Inc.* .....................................            2,125
 14,100  Caremark Rx, Inc.* ...................................          138,356
  1,600  Enzo Biochem, Inc.* ..................................           96,000
  2,700  First Health Group Corporation* ......................           83,869
  2,200  MedQuist, Inc.* ......................................           42,625
    500  Molecular Devices Corporation* .......................           41,406
  2,805  Orthodontic Centers
           of America, Inc.* ..................................           91,864
  4,738  Patterson Dental Company* ............................          112,528
  3,700  PSS World Medical, Inc.* .............................           23,125
  3,075  Renal Care Group, Inc.* ..............................           62,269
  2,348  ResMed, Inc.* ........................................           86,436
  1,600  Syncor International
           Corporation-Del.* ..................................           64,000
                                                                     -----------
                                                                       1,572,110
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         ELECTRONICS - 17.7%
    172  Alpha Industries, Inc.* ..............................      $     8,675
    600  Anaren Microwave, Inc.* ..............................           70,838
  2,300  Anixter International, Inc.* .........................           80,500
    200  Aspect Communications
           Corporation* .......................................            4,513
  1,400  Asyst Technologies, Inc.* ............................           36,663
  1,808  ATMI, Inc.* ..........................................           48,449
     90  Aware, Inc.* .........................................            4,033
    600  Axt, Inc.* ...........................................           23,175
  1,165  Benchmark Electronics, Inc.* .........................           60,653
  1,800  C-COR.net Corporation* ...............................           35,100
  1,652  C & D Technologies, Inc. .............................           91,273
  2,400  Cable Design
           Technologies Corporation* ..........................           64,800
  1,500  Coherent, Inc.* ......................................          120,750
    800  Cohu, Inc. ...........................................           16,400
  3,100  CommScope, Inc.* .....................................           77,306
    600  Concord Communications, Inc.* ........................           14,400
  2,070  CTS Corporation ......................................          106,217
  1,140  Dionex Corporation* ..................................           33,630
  1,180  DSP Group, Inc.* .....................................           54,575
    995  DuPont Photomasks, Inc.* .............................           75,496
  1,490  Electro Scientific Industries, Inc.* .................           61,369
    500  Electronics Boutique
           Holdings Corporation* ..............................           11,250
  2,400  Emulex Corporation* ..................................          251,250
  2,100  General Semiconductor, Inc.* .........................           30,581
  1,800  L-3 Communications
           Holdings, Inc.* ....................................          106,425
  1,100  Littelfuse, Inc.* ....................................           39,944
  2,500  Pinnacle Systems, Inc.* ..............................           31,563
  3,300  Plantronics, Inc.* ...................................          164,794
  1,160  Plexus Corporation* ..................................          179,510
    900  PLX Technology, Inc.* ................................           28,181
  1,710  Power Integrations, Inc.* ............................           29,070
  1,300  PRI Automation, Inc.* ................................           67,112
  1,200  Rayovac Corporation* .................................           21,300
  1,985  Semtech Corporation* .................................          235,098
  1,240  SIPEX Corporation* ...................................           53,398
  1,055  Technitrol, Inc. .....................................          134,513
  1,000  Three-Five Systems, Inc.* ............................           33,250
    600  Tollgrade Communcations, Inc.* .......................           66,713
  2,658  Vicor Corporation* ...................................          115,955
  3,100  VISX, Inc.* ..........................................           85,444
                                                                     -----------
                                                                       2,774,166
                                                                     -----------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         ENERGY & UTILITIES - 0.1%
    800  Veritas DGC, Inc.* ...................................      $    21,350
                                                                     -----------
         ENERGY - RAW MATERIALS - 0.5%
  1,625  Atwood Oceanics, Inc.* ...............................           73,734
                                                                     -----------
         FOOD & AGRICULTURE - 1.0%
  1,969  ConAgra, Inc. ........................................           36,056
  1,400  Delta & Pine Land Company ............................           34,213
    300  Dreyer's Grand Ice Cream, Inc. .......................            6,230
  1,000  Hain Celestial Group, Inc.* ..........................           31,250
  1,145  Scotts Company (The), Class A* .......................           35,495
    455  Smithfield Foods, Inc.* ..............................           12,086
                                                                     -----------
                                                                         155,330
                                                                     -----------
         INSURANCE - 0.4%
  1,400  Copart, Inc.* ........................................           23,712
    590  First American Financial Corporation .................            9,735
    400  Hooper Holmes, Inc. ..................................            4,675
    205  Markel Corporation* ..................................           29,904
                                                                     -----------
                                                                          68,026
                                                                     -----------
         LIQUOR - 0.3%
    800  Beringer Wine Estates
           Holdings, Inc., Class B* ...........................           44,250
                                                                     -----------
         MEDIA - 1.3%
  1,300  Cymer, Inc.* .........................................           59,719
    955  Meredith Corporation .................................           26,083
  1,300  Penton Media, Inc. ...................................           40,706
  1,200  Scholastic Corporation* ..............................           77,025
                                                                     -----------
                                                                         203,533
                                                                     -----------
         MISCELLANEOUS FINANCE - 5.7%
  5,030  AmeriCredit Corporation* .............................          138,954
  1,900  BISYS Group, Inc.* ...................................          143,094
    400  Brown & Brown, Inc. ..................................           10,675
  1,500  Downey Financial Corporation .........................           50,250
  1,800  Eaton Vance Corporation ..............................           87,188
    700  Greater Bay Bancorp ..................................           43,400
    800  Henry (Jack) & Associates ............................           35,500
    470  Investment Technology
           Group, Inc.* .......................................           22,560
    568  Investors Financial Services Corp. ...................           34,968
    800  National Discount
           Brokers Group, Inc.* ...............................           28,950
  2,812  Radian Group, Inc. ...................................          174,696
  2,500  Raymond James Financial, Inc. ........................           71,250
    836  Southwest Securities Group, Inc. .....................           27,745


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         MISCELLANEOUS FINANCE  (CONTINUED)
    500  Wesley Jessen VisionCare, Inc.* ......................      $    18,813
                                                                     -----------
                                                                         888,043
                                                                     -----------
         MISCELLANEOUS - 1.2%
  2,094  eLoyalty Corporation* ................................           28,531
  4,305  SEMA Group plc-ADR* ..................................          158,747
                                                                     -----------
                                                                         187,278
                                                                     -----------
         MOTOR VEHICLES - 2.2%
  3,400  Gentex Corporation* ..................................           87,975
  2,000  Navistar International Corporation* ..................           75,000
  3,340  O'Reilly Automotive, Inc.* ...........................           50,935
    600  Oshkosh Truck Corporation ............................           21,300
  1,200  Sonic Automotive, Inc.* ..............................           12,675
  1,400  Superior Industries International, Inc. ..............           45,413
  4,005  Tower Automotive, Inc.* ..............................           45,557
    100  Winnebago Industries, Inc. ...........................            1,281
                                                                     -----------
                                                                         340,136
                                                                     -----------
         NON-DURABLES & ENTERTAINMENT - 5.0%
  1,810  Applebee's International, Inc. .......................           41,064
  4,870  Brinker International, Inc.* .........................          154,622
  3,765  Catalina Marketing Corporation* ......................          160,718
  1,400  CEC Entertainment, Inc.* .............................           40,425
  2,253  Cheesecake Factory (The), Inc.* ......................           81,249
  2,505  Fastenal Company .....................................          160,007
  1,500  Fossil, Inc.* ........................................           26,156
    280  IHOP Corp.* ..........................................            5,495
    600  P.F. Chang's China Bistro, Inc.* .....................           17,962
    203  Papa John's International, Inc.* .....................            4,593
    600  SCP Pool Corporation* ................................           17,588
  1,400  Sonic Corp.* .........................................           45,675
  2,100  Trans World
           Entertainment Corporation* .........................           20,344
                                                                     -----------
                                                                         775,898
                                                                     -----------
         NON-FERROUS METALS - 0.2%
  1,632  Reliance Steel & Aluminum Co. ........................           33,660
                                                                     -----------
         PRODUCER GOODS - 6.0%
  1,813  Advanced Energy Industries Inc.* .....................          103,568
  1,375  Aeroflex, Inc.* ......................................           50,531
  2,400  Applied Power, Inc., Class A .........................           11,850
  1,304  Astec Industries, Inc.* ..............................           25,591
  3,555  Blyth Industries, Inc.* ..............................           83,320
  1,100  Diamond Technology Partners, Inc.* ...................           70,194
    700  Elantec Semiconductor, Inc.* .........................           61,950

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         PRODUCER GOODS  (CONTINUED)
    222  Graco, Inc. ..........................................      $     7,867
  4,140  Hanover Compressor Company* ..........................          131,445
  1,049  Helix Technology Corporation .........................           39,731
    455  JLG Industries, Inc. .................................            5,261
  1,730  Manitowoc Company, Inc. ..............................           39,682
    200  Matthews International
           Corporation, Class A ...............................            5,800
  2,200  MSC Industrial Direct Co., Inc.* .....................           35,750
  1,000  Roper Industries, Inc. ...............................           32,375
    136  SPS Technologies, Inc.* ..............................            6,401
  2,700  Teleflex, Inc. .......................................           96,188
    100  Valmont Industries, Inc. .............................            1,894
  2,487  Zebra Technologies Corporation,
           Class A* ...........................................          134,298
                                                                     -----------
                                                                         943,696
                                                                     -----------
         REAL PROPERTY - 0.1%
  1,700  Fairfield Communities, Inc.* .........................           13,600
                                                                     -----------
         RETAIL - 4.0%
  2,000  99 Cents Only Stores* ................................           89,875
  4,055  Barnes & Noble, Inc.* ................................           70,202
    325  Casey's General Stores, Inc. .........................            3,697
  2,955  Claire's Stores, Inc. ................................           58,177
  1,100  Cost Plus, Inc.* .....................................           36,988
  1,795  Insight Enterprises, Inc.* ...........................           90,199
  2,000  Michaels Stores, Inc.* ...............................           70,000
    745  Pier 1 Imports, Inc. .................................            8,754
  2,100  United Stationers, Inc.* .............................           68,119
  3,705  Williams-Sonoma, Inc.* ...............................          133,148
                                                                     -----------
                                                                         629,159
                                                                     -----------
         TELEPHONE - 1.3%
  1,431  Carrier Access Corporation* ..........................           68,509
  3,200  Intermedia Communications, Inc.* .....................           66,400
  1,800  Optical Cable Corporation* ...........................           70,875
                                                                     -----------
                                                                         205,784
                                                                     -----------
         TIRES & RUBBER - 0.6%
  2,100  Carlisle Companies, Inc. .............................           96,206
                                                                     -----------
         TRAVEL & RECREATION - 1.4%
    965  Anchor Gaming Company* ...............................           70,686
  4,800  Mandalay Resort Group* ...............................          133,500
    442  Speedway Motorsports, Inc.* ..........................           11,409
                                                                     -----------
                                                                         215,595
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         TRUCKING & FREIGHT - 4.6%
  2,150  American Freightways Corporation* ....................      $    35,341
  3,200  C.H. Robinson Worldwide, Inc. ........................          189,400
  4,615  CNF Transportation, Inc. .............................          113,068
  3,385  Expeditors International of
           Washington, Inc. ...................................          165,865
  1,400  Forward Air Corporation* .............................           64,225
    100  Landstar System, Inc.* ...............................            5,100
  4,560  Swift Transportation Company, Inc.* ..................           77,805
  2,300  USFreightways Corporation ............................           71,731
                                                                     -----------
                                                                         722,535
                                                                     -----------
         TOTAL COMMON STOCKS
           (Cost $13,147,201) .................................       15,644,386
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $13,147,201**) ..............................    99.8%       15,644,386
OTHER ASSETS AND LIABILITIES
   (Net) .............................................     0.2%           28,317
                                                         -----       -----------
NET ASSETS ...........................................   100.0%      $15,672,703
                                                         ======      ===========

-------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $13,531,377.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO                         AUGUST 31, 2000
     STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

COMMON STOCKS - 99.6%

         AEROSPACE - 0.2%
  4,600  GenCorp, Inc. ........................................      $    33,637
                                                                     -----------
         AIR TRANSPORTATION - 0.5%
  3,700  AAR Corporation ......................................           41,625
  2,300  Alaska Air Group, Inc.* ..............................           59,800
                                                                     -----------
                                                                         101,425
                                                                     -----------
         APPAREL - 1.5%
  1,900  Kellwood Company .....................................           30,400
  1,100  Nautica Enterprises, Inc.* ...........................           12,994
  3,900  Russell Corporation ..................................           74,344
  3,000  Springs Industries, Inc., Class A ....................           89,625
  6,800  The Stride Rite Corporation ..........................           40,800
    300  Talbots, Inc. ........................................           20,081
  1,300  Wolverine World Wide, Inc. ...........................           14,219
                                                                     -----------
                                                                         282,463
                                                                     -----------
         BANKS - 5.6%
 10,000  BancWest Corporation .................................          176,875
  2,300  Bank United Corporation, Class A .....................          103,500
  2,575  Chittenden Corporation ...............................           70,491
     83  F&M National Corporation .............................            2,023
 11,318  Fulton Financial Corporation .........................          237,678
  6,900  Independence Community
           Bank Corporation ...................................           93,581
  4,100  Pacific Century
           Financial Corporation ..............................           57,400
  2,193  Republic Bancorp, Inc. ...............................           19,463
    200  TrustCo Bank Corp ....................................            2,575
  7,129  United Bankshares, Inc. ..............................          141,689
  4,772  Whitney Holding Corporation ..........................          169,704
                                                                     -----------
                                                                       1,074,979
                                                                     -----------
         BUSINESS MACHINES - 0.4%
  2,722  Computer Horizons Corporation* .......................           26,029
  5,700  IKON Office Solutions, Inc. ..........................           28,500
    550  Tech Data Corporation* ...............................           28,394
                                                                     -----------
                                                                          82,923
                                                                     -----------
         BUSINESS SERVICES - 3.5%
  1,200  ABM Industries, Inc. .................................           32,400
  2,137  Alliance Semiconductor
           Corporation* .......................................           56,230
  1,485  Chemed Corporation ...................................           45,478
  6,400  Deluxe Corporation                                              140,800


                                                                        Value
 Shares                                                               (Note 1)
 ------                                                                ------

         BUSINESS SERVICES  (CONTINUED)
  4,700  Kelly Services, Inc., Class A ........................      $   108,687
 12,000  Modis Professional Services, Inc.* ...................           82,500
  4,969  National Service Industries Inc. .....................           99,069
  1,806  SEACOR SMIT, Inc.* ...................................           82,286
  2,800  Wallace Computer Services, Inc. ......................           32,550
                                                                     -----------
                                                                         680,000
                                                                     -----------
         CHEMICALS - 6.7%
  7,165  Albemarle Corporation ................................          177,782
  5,715  AMCOL International Corporation ......................           18,931
  4,600  Arch Chemicals, Inc. .................................           83,662
    600  Brady Corporation, Class A ...........................           17,362
  3,171  Dexter Corporation ...................................          187,485
    800  Ferro Corporation ....................................           16,500
  3,903  Geon Company .........................................           68,059
  1,600  Lilly Industries, Inc., Cl. A ........................           49,000
  7,444  Lubrizol Corporation .................................          161,442
  8,600  Lyondell Chemical Company ............................          112,337
  6,836  Olin Corporation .....................................          112,794
  3,402  OM Group, Inc. .......................................          161,170
  5,949  PolyOne Corporation ..................................           49,451
  4,000  Schulman (A.), Inc. ..................................           48,250
    102  WD-40 Company ........................................            1,976
    900  Wellman, Inc. ........................................           10,856
                                                                      ----------
                                                                       1,277,057
                                                                      ----------
         CONSTRUCTION - 4.0%
    900  Florida Rock Industries, Inc. ........................           34,594
  2,900  Granite Construction, Inc. ...........................           65,975
  6,300  Kaufman & Broad Home
           Corporation ........................................          156,319
  6,359  Morrison Knudsen Corporation* ........................           76,308
  4,100  Pulte Corporation ....................................          135,044
    100  Ryland Group, Inc. ...................................            2,456
  4,100  Standard Pacific Corporation .........................           67,394
    800  Texas Industries, Inc. ...............................           27,300
  3,900  Toll Brothers, Inc.* .................................          127,237
  4,100  United Dominion Industries, Ltd. .....................           65,856
                                                                     -----------
                                                                         758,483
                                                                     -----------
         CONSUMER DURABLES - 2.3%
  6,199  Furniture Brands International, Inc.* ................           99,959
  1,400  Kimball International, Inc., Class B .................           23,800
  7,000  La-Z-Boy, Inc. .......................................          112,437
 12,800  Shaw Industries, Inc. ................................          159,200




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY VALUE PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                CONSUMER DURABLES  (CONTINUED)
   2,800        SLI, Inc.* .....................................     $    26,950
     700        Toro Company ...................................          21,175
                                                                     -----------
                                                                         443,521
                                                                     -----------
                CONTAINERS - 1.4%
   2,500        Ball Corporation ...............................          86,562
   5,500        Bemis Company, Inc. ............................         184,250
                                                                     -----------
                                                                         270,812
                                                                     -----------
                COSMETICS - 0.3%
   2,900        Church & Dwight Co., Inc. ......................          52,019
                                                                     -----------
                DOMESTIC OIL - 3.0%
   1,700        CONSOL Energy, Inc. ............................          35,381
   8,615        Global Industries, Ltd.* .......................         107,149
   6,100        Pioneer Natural
                  Resources Company* ...........................          84,637
  14,383        Ultramar Diamond
                  Shamrock Corporation .........................         337,102
                                                                     -----------
                                                                         564,269
                                                                     -----------
                DRUGS & MEDICINE - 3.0%
   3,500        Carter-Wallace, Inc. ...........................          93,188
   1,000        Diagnostic Products Corporation ................          42,375
   8,000        Mallinckrodt, Inc. .............................         360,500
   3,300        Owens & Minor, Inc. ............................          50,531
   1,000        West Pharmaceutical Services, Inc. .............          20,813
                                                                     -----------
                                                                         567,407
                                                                     -----------
                ELECTRONICS - 2.5%
   3,334        Anixter International, Inc.* ...................         116,690
     422        Coherent, Inc.* ................................          33,971
   1,314        Park Electrochemical Corporation ...............          52,806
   4,100        Pioneer-Standard Electronics, Inc. .............          56,119
  10,922        Sensormatic Electronics
                  Corporation* .................................         181,578
     800        Varian Medical Systems, Inc.* ..................          36,750
                                                                     -----------
                                                                         477,914
                                                                     -----------
                ENERGY & UTILITIES - 11.4%
  11,400        Allete .........................................         252,937
   3,400        Avista Corporation .............................          62,687
   3,500        Black Hills Corporation ........................          89,250
     393        California Water Service Group .................          10,316
     300        CH Energy Group, Inc. ..........................          11,325
   3,800        Cleco Corporation ..............................         158,650
   1,600        Empire District Electric Company ...............          41,500


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ENERGY & UTILITIES  (CONTINUED)
   4,800        Energen Corporation ............................     $   124,500
   2,934        Equitable Resources, Inc. ......................         165,221
   3,400        Hawaiian Electric Industries, Inc. .............         111,350
   5,800        IDACORP, Inc. ..................................         228,737
   2,700        New Jersey Resources Corporation ...............         108,000
     400        NICOR, Inc. ....................................          14,750
   3,992        Northwest Natural Gas Company ..................          91,816
   5,200        ONEOK, Inc. ....................................         166,075
   7,508        Peoples Energy Corporation .....................         244,010
   2,300        Public Service Company
                  of New Mexico ................................          49,162
     100        Southwest Gas Corporation ......................           1,887
   2,200        UIL Holdings Corporation .......................         110,687
     899        Vectren Corporation ............................          17,081
   1,500        Washington Gas Light Company ...................          37,969
   2,300        WPS Resources Corporation ......................          69,144
                                                                     -----------
                                                                       2,167,054
                                                                     -----------
                ENERGY - RAW MATERIALS - 3.2%
   2,400        Eastern Enterprises ............................         151,800
   2,657        Helmerich & Payne, Inc. ........................          98,143
   1,100        McDermott International, Inc. ..................           8,456
   8,893        Tidewater, Inc. ................................         359,055
                                                                     -----------
                                                                         617,454
                                                                     -----------
                FOOD & AGRICULTURE - 3.6%
     400        Bob Evans Farms, Inc. ..........................           6,800
   6,091        Corn Products International, Inc. ..............         153,036
   5,055        Dean Foods Company .............................         157,969
   2,300        Fleming Companies, Inc. ........................          35,506
   3,050        International Multifoods
                  Corporation ..................................          49,753
     300        Lance, Inc. ....................................           2,794
   2,900        Suiza Foods Corporation* .......................         145,000
   6,364        Universal Foods Corporation ....................         130,462
                                                                     -----------
                                                                         681,320
                                                                     -----------
                INSURANCE - 2.8%
   1,400        AmerUS Life Holdings, Inc., Class A ............          34,562
   5,500        Commerce Group, Inc. ...........................         143,000
   3,900        Enhance Financial Services
                  Group, Inc. ..................................          61,425
   6,300        First American Financial
                  Corporation ..................................         103,950
   3,300        Nationwide Financial
                  Services, Inc., Class A ......................         131,587


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY VALUE PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                INSURANCE  (CONTINUED)
   4,000        Ohio Casualty Corporation ......................        $ 29,500
     900        Trenwick Group, Inc. ...........................          17,044
     700        Zenith National
                  Insurance Corporation ........................          16,231
                                                                        --------
                                                                         537,299
                                                                        --------
                LIQUOR - 0.6%
   1,973        Canandaigua Brands, Inc.,
                  Class A* .....................................         106,295
                                                                        --------
                MEDIA - 2.9%
   3,500        Banta Corporation ..............................          77,219
  12,500        Belo (A.H.) Corporation, Class A ...............         239,062
   9,900        Hollinger International, Inc. ..................         162,112
   2,600        Lee Enterprises, Inc. ..........................          72,800
                                                                        --------
                                                                         551,193
                                                                        --------
                MISCELLANEOUS FINANCE - 4.1%
   2,573        AMCORE Financial, Inc. .........................          46,475
   2,195        Dain Rauscher Corporation ......................         176,560
   2,300        Downey Financial Corporation ...................          77,050
   4,400        Fidelity National Financial, Inc. ..............          87,725
   2,800        FINOVA Group, Inc. .............................          19,425
   3,900        Heller Financial, Inc. .........................          97,012
     800        Morgan Keegan, Inc. ............................          16,050
   2,600        Raymond James Financial, Inc. ..................          74,100
     900        Staten Island Bancorp, Inc. ....................          16,594
   8,560        Washington Federal, Inc. .......................         177,620
                                                                        --------
                                                                         788,611
                                                                        --------
                MISCELLANEOUS - 0.1%
   1,200        Capitol Federal Financial ......................          17,400
                                                                        --------
                MOTOR VEHICLES - 3.8%
   6,530        ArvinMeritor, Inc. .............................         107,745
   3,763        BorgWarner, Inc. ...............................         129,353
   5,700        Cummins Engine Company, Inc. ...................         202,350
     300        Detroit Diesel Corporation .....................           6,844
   3,200        Federal-Mogul Corporation ......................          33,000
   3,300        Smith (A.O.) Corporation .......................          51,975
   3,700        Superior Industries
                  International, Inc. ..........................         120,019
   6,100        Tower Automotive, Inc.* ........................          69,388
                                                                        --------
                                                                         720,674
                                                                        --------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                NON-DURABLE & ENTERTAINMENT - 1.5%
   5,569        Lancaster Colony Corporation ...................        $128,435
  15,600        Stewart Enterprises, Inc., Class A .............          49,725
   4,900        Tupperware Corporation .........................          98,919
                                                                        --------
                                                                         277,079
                                                                        --------
                NON-FERROUS METALS - 1.0%
   2,400        Commercial Metals Company ......................          67,050
   6,300        Engelhard Corporation ..........................         118,125
                                                                        --------
                                                                         185,175
                                                                        --------
                OPTICAL & PHOTO - 0.5%
   3,985        Imation Corporation* ...........................          88,666
                                                                        --------
                PAPER FOREST PRODUCTS - 1.7%
   5,600        Boise Cascade Corporation ......................         167,300
   2,700        Caraustar Industries, Inc. .....................          41,681
   4,900        Glatfelter (P.H.) Company ......................          51,450
     200        Potlatch Corporation ...........................           6,725
   7,600        Wausau-Mosinee Paper Corporation ...............          67,450
                                                                        --------
                                                                         334,606
                                                                        --------
                PRODUCER GOODS - 14.8%
   1,500        Applied Industrial
                  Technologies, Inc. ...........................          25,406
   5,834        AptarGroup, Inc. ...............................         136,005
   5,600        Baldor Electric Company ........................         109,900
   3,667        Briggs & Stratton Corporation ..................         158,598
   3,750        CLARCOR, Inc. ..................................          77,344
   7,000        Federal Signal Corporation .....................         150,938
   1,000        Flowserve Corporation* .........................          18,500
   2,936        Graco, Inc. ....................................         104,045
   5,326        Harsco Corporation .............................         148,129
   4,800        HON Industries, Inc. ...........................         129,300
   2,950        Hughes Supply, Inc. ............................          62,835
   3,900        IDEX Corporation ...............................         118,463
       1        Juno Lighting, Inc.* ...........................               5
   1,500        Kaydon Corporation .............................          33,094
   4,700        Kennametal, Inc. ...............................         120,438
   1,900        Lincoln Electric Holdings, Inc. ................          27,788
   6,100        Mark IV Industries, Inc. .......................         136,488
   4,700        MascoTech, Inc. ................................          77,844
   5,100        Milacron, Inc. .................................          78,731
     700        Nordson Corporation ............................          45,325
   7,000        Pentair, Inc. ..................................         227,500
   3,100        Regal-Beloit Corporation .......................          53,475
     900        Steelcase, Inc. ................................          14,906


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY VALUE PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                PRODUCER GOODS  (CONTINUED)
   3,300        Tecumseh Products Company,
                  Class A ......................................      $  131,175
   4,000        Teleflex, Inc. .................................         142,500
   9,729        Timken Company .................................         158,704
   5,900        Trinity Industries, Inc. .......................         114,313
   7,198        U.S. Industries, Inc. ..........................          91,775
     200        Watts Industries Inc., Class A .................           2,250
   5,300        YORK International Corporation .................         131,838
                                                                      ----------
                                                                       2,827,612
                                                                      ----------
                RAILROAD & SHIPPING - 1.8%
   8,100        Alexander & Baldwin, Inc. ......................         213,131
   3,100        GATX Corporation ...............................         126,131
     100        Wabtec Corporation .............................           1,037
                                                                      ----------
                                                                         340,299
                                                                      ----------
                RETAIL - 2.4%
   3,600        Burlington Coat Factory
                  Warehouse Corporation ........................          43,875
   3,200        Cato Corporation, Class A ......................          39,600
   5,500        Longs Drug Stores, Inc. ........................         103,813
   4,468        Payless Shoesource, Inc.* ......................         238,480
   2,000        ShopKo Stores, Inc.* ...........................          22,875
     300        Zale Corporation* ..............................          11,081
                                                                      ----------
                                                                         459,724
                                                                      ----------
                STEEL - 1.7%
   7,202        AK Steel Holding Corporation ...................          78,322
   1,600        Carpenter Technology Corporation ...............          52,000
     100        Cleveland-Cliffs, Inc. .........................           2,513
   1,100        USX-U.S. Steel Group ...........................          19,113
  16,000        Worthington Industries, Inc. ...................         167,000
                                                                      ----------
                                                                         318,948
                                                                      ----------
                TIRES & RUBBER - 1.6%
     800        Bandag, Inc. ...................................          26,050
   3,600        Carlisle Companies, Inc. .......................         164,925
   9,400        Cooper Tire & Rubber Company ...................         113,388
                                                                      ----------
                                                                         304,363
                                                                      ----------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                TOBACCO - 0.2%
   1,900        Universal Corporation ..........................     $    49,163
                                                                     -----------
                TRAVEL & RECREATION - 1.4%
   6,600        Brunswick Corporation ..........................         123,750
   8,200        Callaway Golf Company ..........................         118,388
   3,200        Prime Hospitality Corporation* .................          33,200
                                                                     -----------
                                                                         275,338
                                                                     -----------
                TRUCKING & FREIGHT - 3.6%
   5,000        Arnold Industries, Inc. ........................          77,813
     800        Circle International Group, Inc. ...............          28,650
   9,500        CNF Transportation, Inc. .......................         232,750
   1,200        Hunt (J.B.) Transport Services, Inc. ...........          16,200
   3,400        Roadway Express, Inc. ..........................          78,200
     500        Rollins Truck Leasing Corporation ..............           3,375
   2,200        Ryder System, Inc. .............................          42,213
   4,400        USFreightways Corporation ......................         137,225
   5,000        Werner Enterprises, Inc. .......................          67,500
                                                                     -----------
                                                                         683,926
                                                                     -----------
                TOTAL COMMON STOCKS
                  (Cost $18,162,487)                                  18,999,108
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $18,162,487**) .............................     99.6%       18,999,108
OTHER ASSETS AND LIABILITIES
   (Net) ............................................      0.4%           71,895
                                                         ------      -----------
NET ASSETS ..........................................    100.0%      $19,071,003
                                                         ======      ===========

-------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $19,284,194.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

COMMON STOCKS - 100.0%

                AEROSPACE - 0.9%
   5,800        Boeing Company .................................        $311,025
     300        Crane Company ..................................           7,537
   1,200        General Dynamics Corporation ...................          75,525
     848        Goodrich (B.F.) Company ........................          34,609
     100        HEICO Corporation, Class A .....................           1,269
     700        Kaman Corporation, Class A .....................           9,187
     300        Litton Industries, Inc.* .......................          16,594
   3,200        Lockheed Martin Corporation ....................          90,800
     400        Northrop Grumman Corporation ...................          31,125
   2,000        Raytheon Company, Class B ......................          55,625
   1,100        Rockwell International Corporation .............          44,481
     900        Textron, Inc. ..................................          50,456
     900        TRW, Inc. ......................................          41,119
   3,067        United Technologies Corporation ................         191,496
     100        Veeco Instruments, Inc.* .......................           8,963
                                                                        --------
                                                                         969,811
                                                                        --------
                AIR TRANSPORTATION - 0.4%
     400        Airborne Freight Corporation ...................           5,975
     600        America West Holdings Corp.* ...................           8,775
     800        AMR Corporation* ...............................          26,250
     300        Atlantic Coast Airlines
                  Holdings, Inc.* ..............................           9,525
     400        Atlas Air, Inc.* ...............................          17,300
     300        Continental Airlines, Inc., Class B* ...........          14,437
     700        Delta Air Lines, Inc. ..........................          34,650
     300        EGL, Inc.* .....................................          10,781
   1,900        FedEx Corporation* .............................          76,665
     300        Frontier Airlines, Inc.* .......................           5,137
     900        Galileo International, Inc. ....................          16,762
     200        Mesaba Holdings, Inc.* .........................           2,175
     100        Midway Airlines Corporation* ...................             562
     800        Midwest Express Holdings, Inc.* ................          18,100
     400        Northwest Airlines Corporation* ................          12,525
     650        Sabre Holdings Corporation* ....................          18,119
   3,000        Southwest Airlines Company .....................          67,875
     400        US Airways Group, Inc.* ........................          13,600
     300        UAL Corporation* ...............................          14,325
                                                                        --------
                                                                         373,538
                                                                        --------
                APPAREL - 0.3%
     600        Abercrombie & Fitch Co., Class A* ..............          13,913
     200        Barry (R.G.) Corporation .......................             637
     100        Bluefly, Inc.* .................................             319

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                APPAREL  (CONTINUED)
     400        Children's Place Retail Stores, Inc.* ..........        $ 11,800
     500        Columbia Sportswear Company* ...................          20,437
     400        Dress Barn, Inc.* ..............................           8,525
     100        Escalade, Inc. .................................           1,900
     100        Garan, Inc. ....................................           2,125
     900        Goody's Family Clothing, Inc. ..................           4,134
     650        Jones Apparel Group* ...........................          15,925
     300        Just for Feet, Inc.* ...........................              10
     300        Liz Claiborne, Inc. ............................          13,181
     100        McNaughton Apparel Group, Inc.* ................           1,600
   1,700        Nike, Inc., Class B ............................          67,256
     300        OshKosh B'Gosh, Inc., Class A ..................           4,275
      50        Pacific Sunwear of California, Inc.* ...........             666
     100        Perry Ellis International, Inc.* ...............             884
     800        Polo Ralph Lauren Corporation* .................          15,500
     800        Polymer Group, Inc.* ...........................           5,600
     700        Reebok International Ltd.* .....................          13,431
     400        Russell Corporation ............................           7,625
     200        Shoe Carnival, Inc.* ...........................           1,387
     200        Springs Industries, Inc.* ......................           5,975
     100        Superior Uniform Group, Inc. ...................             762
     200        Talbots, Inc. ..................................          13,387
     100        Tarrant Apparel Group* .........................             769
     386        The Men's Wearhouse, Inc.* .....................          11,773
     300        Timberland Company, Class A* ...................          12,225
   1,200        V.F. Corporation ...............................          27,450
     100        Vulcan International Corporation ...............           3,425
     600        Warnaco Group, Inc. ............................           3,000
   1,300        WestPoint Stevens, Inc.* .......................          18,281
     100        Weyco Group, Inc. ..............................           2,525
                                                                        --------
                                                                         310,702
                                                                        --------
                BANKS - 4.8%
     480        ABC Bancorp ....................................           4,800
   2,533        AmSouth Bancorporation .........................          46,227
      50        Arrow Financial Corporation ....................             791
     440        Associated Banc-Corp ...........................          11,048
     100        BancFirst Corporation ..........................           3,181
     464        BancWest Corporation ...........................           8,207
  10,500        Bank of America Corporation ....................         562,406
     100        Bank of Granite Corporation ....................           2,287
     112        Bank of Kentucky
                  Financial Corporation ........................           2,436
   4,600        Bank of New York Company, Inc. .................         241,212
   7,200        Bank One Corporation ...........................         253,800


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BANKS  (CONTINUED)
     400        Bank United Corp., Class A .....................        $ 18,000
     647        Banknorth Group, Inc. ..........................          10,595
   2,417        BB&T Corporation ...............................          65,410
     100        BNCCORP, Inc. ..................................             575
     300        Brookline Bancorp, Inc. ........................           3,544
     394        BSB Bancorp, Inc. ..............................           8,668
       5        California Independent Bancorp .................             110
     340        Cascade Bancorp ................................           3,655
     147        Central Coast Bancorp* .........................           2,389
     300        Centura Banks, Inc. ............................          10,594
   8,150        Chase Manhattan Corporation ....................         455,381
     100        Citizens Financial Corporation,
                  Class A* .....................................           1,350
     314        City National Corporation ......................          12,266
     325        Civic BanCorp* .................................           4,875
     300        CNBT Bancshares, Inc. ..........................           5,212
     800        Colonial BancGroup, Inc. .......................           7,800
     445        Columbia Banking System, Inc.* .................           6,230
     900        Comerica, Inc. .................................          50,681
     100        Comm Bancorp, Inc. .............................           2,625
     200        Commerce Bancorp, Inc. .........................          10,337
     315        Commerce Bancshares, Inc. ......................          11,340
     105        Community Bancorp, Inc.* .......................             709
     400        Community Bank System, Inc. ....................           8,825
     110        Community Banks, Inc. ..........................           2,365
     600        Community Financial Group, Inc. ................           7,650
     500        Community First Bankshares, Inc. ...............           9,000
     500        Compass Bancshares, Inc. .......................           9,125
     400        Cullen/Frost Bankers, Inc. .....................          12,400
     800        Doral Financial Corporation ....................          11,900
     100        Eagle Bancshares, Inc. .........................           1,094
     869        FNB Corp. ......................................           8,690
     200        FFLC Bancorp, Inc. .............................           2,725
     100        Fidelity Bancorp, Inc. .........................           1,369
   2,914        Fifth Third Bancorp ............................         134,590
     400        First BanCorp ..................................           7,800
     100        First Busey Corporation ........................           1,850
     200        First Charter Corporation ......................           3,212
     800        First Commonwealth
                  Financial Corporation ........................           7,650
     300        First Financial Bankshares, Inc. ...............           9,600
     100        First Mariner Bancorp Inc.* ....................             506
     350        First Midwest Bancorp, Inc. ....................           9,034
   1,100        First Midwest Financial, Inc. ..................          11,000
     310        First Mutual Bancshares, Inc. ..................           3,022


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------


                BANKS  (CONTINUED)
   1,100        First Security Corporation .....................        $ 16,775
     800        First Tennessee
                  National Corporation .........................          17,600
   6,148        First Union Corporation ........................         177,908
     300        First Virginia Banks, Inc. .....................          12,825
   6,109        Firstar Corporation ............................         145,852
     300        Firstfed America Bancorp, Inc. .................           4,481
     600        FirstFed Financial Corporation .................          10,800
     500        FirstMerit Corporation .........................          11,656
   5,605        FleetBoston Financial Corporation ..............         239,263
     200        Franchise Finance Corporation
                  of America ...................................           4,500
     300        Franklin Bank N.A ..............................           2,419
     500        Frontier Financial Corporation .................           9,625
     546        Fulton Finanacial Corporation ..................          11,466
     600        GA Financial, Inc. .............................           8,437
     110        German American Bancorp ........................           1,437
     400        Great Southern Bancorp, Inc. ...................           6,375
     900        GreenPoint Financial Corporation ...............          23,512
     100        Hallmark Capital Corporation* ..................           1,012
     600        Harbor Florida Bancshares, Inc. ................           7,162
     133        Harleysville Savings
                  Financial Corporation ........................           1,995
     165        Heritage Commerce Corporation* .................           1,702
     700        Hibernia Corporation, Class A ..................           8,794
     100        Horizon Financial Corporation ..................             975
     700        Hudson City Bancorp, Inc. ......................          12,119
     512        Hudson United Bancorp ..........................          12,896
   1,385        Huntington Bancshares, Inc. ....................          23,372
     241        Imperial Bancorp* ..............................           5,242
     500        Independence Community
                  Bank Corporation .............................           6,781
   1,000        J.P. Morgan & Company ..........................         167,187
     100        Kentucky First Bancorp, Inc. ...................           1,037
   2,600        KeyCorp ........................................          52,487
     100        Laurel Capital Group, Inc. .....................           1,387
     100        LSB Bancshares, Inc. ...........................           1,294
     300        Main Street Bancorp, Inc. ......................           2,419
     600        Marshall & Ilsley Corporation ..................          29,250
     100        Mayflower Cooperative Bank .....................           1,075
   3,000        Mellon Financial Corporation ...................         135,750
     400        Mercantile Bankshares Corporation ..............          13,794
     500        Merchants Bancshares, Inc. .....................          11,812
     200        Merchants New York Bancorp, Inc. ...............           3,587
   3,700        National City Corporation ......................          77,469



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BANKS  (CONTINUED)
   1,235        National Commerce
                  Bancorporation ...............................       $  23,851
     200        Net.B@nk, Inc.* ................................           2,275
     100        North Bancshares, Inc. .........................             875
   1,000        North Fork Bancorporation, Inc. ................          17,875
   1,300        Northern States
                  Financial Corporation ........................          26,325
   1,400        Northern Trust Corporation .....................         118,037
     100        Norwood Financial Corporation ..................           2,062
     110        NSD Bancorp, Inc. ..............................           1,705
     829        Old Kent Financial Corporation .................          24,300
     408        Old National Bancorp ...........................          11,449
     500        Pacific Century
                  Financial Corporation ........................           7,000
     100        Pacific Crest Capital, Inc. ....................           1,262
     500        People's Bank-Bridgeport .......................          10,562
   1,800        PNC Financial Services Group ...................         106,087
     900        Popular, Inc. ..................................          18,562
     300        Professional Bancorp, Inc. .....................           2,194
     625        Provident Bankshares Corporation ...............           8,906
     300        Provident Financial Group, Inc. ................           7,894
     900        Providian Financial Corporation ................         103,444
     300        Queens County Bancorp, Inc. ....................           7,912
   1,500        Regions Financial Corporation ..................          32,625
     440        Republic Bancorp, Inc. .........................           3,905
     600        Republic Bancorp, Inc., Class A ................           4,106
     500        S&T Bancorp, Inc. ..............................           9,867
     100        S.Y. Bancorp, Inc. .............................           2,112
     400        S1 Corporation* ................................           6,975
     300        Silicon Valley Bancshares ......................          17,288
     200        Six Rivers National Bank* ......................           3,100
     404        Sky Financial Group, Inc. ......................           7,070
   1,200        Southern Missouri Bancorp, Inc. ................          15,300
   1,000        SouthTrust Corporation .........................          28,187
     100        Southwest Bancorporation
                  of Texas, Inc.* ..............................           2,906
     667        State Bancorp, Inc. ............................           8,921
   1,000        State Street Corporation .......................         117,750
     105        Sterling Bancorp ...............................           1,903
   1,000        Summit Bancorp .................................          27,687
   1,900        SunTrust Banks, Inc. ...........................          93,812
     600        Susquehanna Bancshares, Inc. ...................           8,587
   1,875        Synovus Financial Corporation ..................          36,914
     100        Texarkana First
                  Financial Corporation ........................           2,250


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BANKS  (CONTINUED)
     800        TrustCo Bank Corp NY ...........................       $  10,300
     600        Trustmark Corporation ..........................          11,100
   4,787        U.S. Bancorp ...................................         104,117
      98        Union Financial Bancshares, Inc. ...............             735
     800        Union Planters Corporation .....................          24,250
     900        UnionBanCal Corporation ........................          22,331
     400        United Bankshares, Inc. ........................           7,950
     300        United Financial Corporation ...................           4,575
     424        United National Bancorp ........................           7,420
     100        United Tennessee Bankshares, Inc. ..............           1,012
     418        Valley National Bancorp ........................          10,972
   1,200        Wachovia Corporation ...........................          68,775
  10,200        Wells Fargo & Company ..........................         440,512
     500        WesBanco, Inc. .................................          11,687
     300        Westamerica Bancorporation .....................           9,094
     200        Wilmington Trust Corporation ...................          10,075
     500        Zions Bancorporation ...........................          22,375
                                                                       ---------
                                                                       5,078,799
                                                                       ---------
                BUSINESS MACHINES - 14.3%
   2,400        3Com Corporation* ..............................          39,900
     600        Adaptec, Inc.* .................................          14,700
     800        Adobe Systems, Inc. ............................         104,000
     100        Amplicon, Inc. .................................             912
   2,200        Apple Computer, Inc. ...........................         134,062
     400        Avocent Corporation* ...........................          19,450
   1,767        BMC Software, Inc.* ............................          47,709
   1,200        Cabletron Systems, Inc.* .......................          44,925
     600        CACI International, Inc., Class A* .............          13,500
     900        Ceridian Corporation* ..........................          21,769
     500        Charles & Covard Ltd.* .........................           2,313
  43,978        Cisco Systems, Inc.* ...........................       3,012,493
     200        Cognitronics Corporation* ......................           2,363
   1,000        Comdisco, Inc. .................................          24,000
  10,700        Compaq Computer Corporation ....................         364,469
     900        Computer Horizons Corporation* .................           8,606
   2,300        Compuware Corporation* .........................          24,294
     931        Comverse Technology, Inc.* .....................          85,594
     200        Crossroads Systems, Inc.* ......................           2,250
  16,300        Dell Computer Corporation* .....................         711,087
     500        Diebold, Inc. ..................................          14,125
     200        Digital Lightwave, Inc.* .......................          17,550
  13,700        EMC Corporation* ...............................       1,342,600
     200        Evans & Sutherland
                  Computer Corporation* ........................           1,350



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS MACHINES  (CONTINUED)
     300        Fair Isaac & Company, Inc. .....................     $    13,781
     800        Foundry Networks, Inc.* ........................          74,450
   2,100        Gateway, Inc.* .................................         143,010
   6,300        Hewlett-Packard Company ........................         760,725
     900        Hypercom Corporation* ..........................          10,181
     900        IKON Office Solutions, Inc. ....................           4,500
     600        InaCom Corp.* ..................................              27
   1,800        Informix Corporation* ..........................          11,025
     700        Integrated Device Technology, Inc.* ............          61,425
     400        Interface Systems, Inc. ........................           6,500
  11,200        International Business
                  Machines Corporation .........................       1,478,400
   2,000        Juniper Networks, Inc.* ........................         427,500
     100        Latitude Communications, Inc.* .................             897
     900        Lexmark International
                  Group, Inc., Class A* ........................          61,031
     100        Litronic, Inc* .................................             531
     500        LTX Corporation* ...............................          12,781
     100        MicroAge, Inc.* ................................              14
     450        Microchip Technology, Inc.* ....................          30,628
     200        Micromuse, Inc.* ...............................          30,375
     900        Micron Electronics, Inc.* ......................          12,431
  33,235        Microsoft Corporation* .........................       2,320,218
     200        National Computer Systems, Inc. ................          14,525
     600        NCR Corporation* ...............................          24,225
     100        Netegrity, Inc.* ...............................           8,800
   1,900        Network Appliance, Inc.* .......................         222,300
   2,100        Novell, Inc.* ..................................          25,725
     800        Novellus Systems, Inc.* ........................          49,250
     430        Obie Media Corporation* ........................           3,709
     100        Optio Software, Inc.* ..........................             312
  18,000        Oracle Systems Corporation* ....................       1,636,875
   1,700        Pitney Bowes, Inc. .............................          62,156
   1,300        Quantum Corporation -
                  DLT & Storage Systems* .......................          17,631
   1,500        Quantum Corporation -
                  Hard Disk Drive* .............................          14,625
     300        Rimage Corporation* ............................           7,031
     200        SCM Microsystems, Inc.* ........................          10,887
   1,400        Seagate Technology, Inc.* ......................          83,125
   1,600        Silicon Graphics, Inc.* ........................           7,500
  10,100        Sun Microsystems, Inc.* ........................       1,282,069
     600        SVI Holdings, Inc.* ............................           3,075
     500        Sybase, Inc.* ..................................          13,719
     300        Tech Data Corporation* .........................          15,487


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS MACHINES  (CONTINUED)
     600        Telxon Corporation .............................     $    11,850
     300        Titan Corporation* .............................           7,387
   1,000        Total System Services, Inc. ....................          16,500
     400        TransAct Technologies, Inc. ....................           3,025
     100        UniComp, Inc.* .................................             137
   2,300        Unisys Corporation* ............................          29,900
     200        Visual Networks, Inc.* .........................           1,612
   4,100        Xerox Corporation ..............................          65,856
     300        Xircom, Inc.* ..................................           9,262
                                                                     -----------
                                                                      15,163,006
                                                                     -----------
                BUSINESS SERVICES - 8.5%
     260        24/7 Media, Inc.* ..............................           3,754
     300        ABM Industries, Inc. ...........................           8,100
     100        About.com, Inc.* ...............................           4,363
     200        Accrue Software, Inc.* .........................           4,262
     500        ACNielson Corporation* .........................          12,031
     700        adam.com, Inc.* ................................           3,019
     300        Advent Software, Inc. * ........................          18,487
     200        Aether Systems, Inc.* ..........................          27,700
     400        Affiliated Computer
                  Services, Inc., Class A* .....................          18,625
     400        Affymetrix, Inc.* ..............................          31,600
     200        AGENCY.COM, Inc.* ..............................           4,787
     300        Agile Software Corporation* ....................          20,831
      59        Akamai Technologies, Inc.* .....................           4,458
   1,500        Alcide Corporation* ............................          24,844
     200        Allaire Corporation* ...........................           6,787
   1,200        Allied Waste Industries, Inc.* .................          11,025
  14,554        America Online, Inc.* ..........................         853,228
     200        American Locker Group, Inc. ....................           1,275
     400        American Management
                  Systems, Inc.* ...............................           7,475
     400        Angelica Corporation ...........................           3,275
     400        AnswerThink Consulting
                  Group, Inc.* .................................           6,850
     500        Apollo Group, Inc., Class A* ...................          20,406
     200        AppliedTheory Corporation* .....................           1,612
     100        Apropos Technology, Inc.* ......................           1,275
     100        Argonaut Technologies, Inc.* ...................           1,738
   1,500        Ariba, Inc.* ...................................         236,062
     500        Art Technology Group, Inc.* ....................          50,969
     100        Artificial Life, Inc.* .........................           1,487
     100        ASD Systems, Inc.* .............................             150
     700        Ashton Technology Group, Inc.* .................           2,516


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     200        Ask Jeeves, Inc.* ..............................        $  6,100
     200        Aspen Technology, Inc.* ........................           9,187
   2,492        At Home Corporation, Series A* .................          36,290
     200        Audible, Inc.* .................................             350
   3,900        Automatic Data Processing, Inc. ................         232,537
   3,600        AutoNation, Inc.* ..............................          23,400
     800        Avant! Corporation* ............................          11,650
     200        AXENT Technologies, Inc.* ......................           4,750
     300        BARRA, Inc.* ...................................          17,287
   1,500        BEA Systems, Inc.* .............................         102,094
     600        BindView Development
                  Corporation* .................................           5,887
     700        Bowne & Company, Inc. ..........................           7,262
   1,700        BroadVision, Inc.* .............................          58,650
     700        Brocade Communications
                  Systems, Inc.* ...............................         158,069
     300        Brooktrout, Inc.* ..............................          10,200
     200        BSQUARE Corporation* ...........................           3,400
     200        CacheFlow, Inc.* ...............................          21,875
     200        CAIS Internet, Inc.* ...........................           1,612
     100        Calico Commerce, Inc.* .........................           1,009
     800        Cambridge Technology
                  Partners, Inc.* ..............................           4,925
     500        CareInsite, Inc.* ..............................          11,187
     500        Casella Waste Systems, Inc.,
                  Class A* .....................................           4,906
     200        Cash Technologies, Inc.* .......................           1,387
     500        Catalyst International, Inc.* ..................           2,969
     900        Catalytica, Inc.* ..............................          11,981
     400        Catapult Communications
                  Corporation* .................................           7,200
     600        CDW Computer Centers, Inc.* ....................          44,100
     200        Cell Genesys, Inc.* ............................           6,162
     400        CenterSpan Communications
                  Corporation* .................................           6,375
     100        Centra Software, Inc.* .........................             919
     400        Charles River Associates, Inc.* ................           4,500
     300        Cheap Tickets, Inc.* ...........................           3,187
     400        Checkfree Holdings Corporation* ................          20,725
     210        ChoicePoint, Inc.* .............................           9,844
     300        Chordiant Software, Inc.* ......................           3,619
   1,300        Ciber, Inc.* ...................................          13,406
   1,082        Cintas Corporation .............................          44,971
     150        Circle.com* ....................................             506
   1,300        Citrix Systems, Inc.* ..........................          28,600

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     700        Coinstar, Inc.* ................................        $  8,050
     500        Com21, Inc.* ...................................           8,312
     100        Comarco, Inc.* .................................           3,150
     600        Complete Business Solutions, Inc.* .............           8,100
   3,681        Computer Associates
                  International, Inc. ..........................         116,872
   1,000        Computer Sciences Corporation* .................          79,062
     600        Computer Task Group, Inc. ......................           2,100
   1,200        Concord EFS, Inc.* .............................          38,550
     400        Concur Technologies, Inc.* .....................           1,225
   1,000        Convergys Corporation* .........................          39,125
     200        Corillian Corporation* .........................           1,563
     300        Cornell Corrections, Inc.* .....................           2,494
     100        Corporate Executive
                  Board Company* ...............................           7,100
     500        CoStar Group, Inc.* ............................          13,812
     200        Cotelligent, Inc.* .............................             800
     400        Credence Systems Corporation* ..................          23,425
     300        Creditrust Corporation* ........................             394
     447        Critical Path, Inc.* ...........................          34,531
     700        Crosswalk.com, Inc.* ...........................           1,444
     400        CSG Systems International, Inc.* ...............          18,075
     300        CuraGen Corporation* ...........................          13,312
     100        CUseeMe Networks, Inc.* ........................             731
     200        CyberCash, Inc.* ...............................           1,087
     200        CyberSource Corporation* .......................           2,475
     200        Cylink Corporation* ............................           2,850
     300        Datalink Corporation* ..........................           4,669
     100        Deltathree.com, Inc.* ..........................             637
     600        Deluxe Corporation .............................          13,200
     400        DeVRY, Inc.* ...................................          14,950
     200        Digex, Inc.* ...................................          16,937
     200        Digital Impact, Inc.* ..........................           1,906
     157        Digital Insight Corporation* ...................           4,160
     200        Digital River, Inc.* ...........................           1,375
     200        DigitalThink, Inc.* ............................           6,813
     400        Digitas, Inc.* .................................           5,500
     810        DoubleClick, Inc.* .............................          32,957
     200        DSET Corporation* ..............................           5,412
     400        DST Systems, Inc.* .............................          37,600
   1,100        Dun & Bradstreet Corporation ...................          36,300
     100        EarthWeb, Inc.* ................................           1,362
   1,800        eBay, Inc.* ....................................         111,600
     100        eBenX, Inc.* ...................................           2,100
     400        Eclipsys Corporation* ..........................           5,750


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     900        Ecolab, Inc. ...................................        $ 35,044
     200        eCollege.com, Inc.* ............................           1,325
     200        eGain Communications ...........................           2,612
     200        Egreetings Network, Inc.* ......................             237
   2,900        Electronic Data Systems Corporation ............         144,456
     100        Embarcadero Technologies, Inc.* ................           4,200
     200        eMerge Interactive, Inc., Class A* .............           4,413
   1,100        Engage Technologies, Inc.* .....................          15,606
     200        ePresence, Inc.* ...............................           1,500
     200        Eprise Corporation* ............................           3,113
     800        Equifax, Inc. ..................................          20,350
     100        eSoft, Inc.* ...................................             750
     400        Exelixis, Inc.* ................................          18,000
     200        Extensity, Inc.* ...............................           4,500
     100        F5 Networks, Inc.* .............................           5,850
     400        FactSet Research Systems, Inc. .................          13,675
     300        Factual Data Corporation* ......................           2,662
     200        FirePond, Inc.* ................................           4,175
   2,600        First Data Corporation .........................         123,987
     700        Fiserv, Inc.* ..................................          37,931
     300        FreeMarkets, Inc.* .............................          24,412
     100        FreeShop.com, Inc.* ............................             403
     600        Frontline Communications
                  Corporation* .................................             750
   1,198        Gartner Group, Inc., Class B * .................          13,477
     200        GenesisIntermedia.com, Inc.* ...................           3,175
     200        GetThere.com, Inc.* ............................           3,475
     300        Go2Net, Inc.* ..................................          20,700
     300        GoTo.com, Inc.* ................................           5,587
     300        GP Strategies Corporation* .....................           1,294
     500        Great Plains Software, Inc.* ...................          13,594
     100        GRIC Communications, Inc.* .....................           1,053
     500        GTECH Holdings Corporation* ....................           8,937
     500        H&R Block, Inc. ................................          17,937
     550        HA-LO Industries, Inc.* ........................           2,750
     200        Harris Interactive, Inc.* ......................             825
     100        HeadHunter.NET, Inc.* ..........................             600
   1,200        Healtheon/WebMD Corporation* ...................          21,150
     200        HearMe, Inc.* ..................................           1,737
     400        High Speed Access Corporation* .................           2,300
     100        Homeseekers.com, Inc.* .........................             269
     100        Hotel Reservations
                  Network, Inc., Class A* ......................           3,519
     200        HotJobs.com, Ltd.* .............................           3,812


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     300        Hunt Corporation ...............................        $  2,700
   1,220        i2 Technologies, Inc.* .........................         206,409
     200        iBasis, Inc.* ..................................           4,150
     200        IBS Interactive, Inc.* .........................             788
     300        ICOS Corporation* ..............................          17,606
     600        iGATE Capital Corporation* .....................           4,369
     200        iManage, Inc.* .................................           2,200
     300        Immune Response Corporation* ...................           2,700
   1,700        IMS Health, Inc. ...............................          32,087
     100        Infonautics, Inc., Class A* ....................             325
   1,700        Infonet Services Corporation,
                  Class B* .....................................          22,206
     200        Information Architects Corporation* ............           1,275
     600        Information Resource
                  Engineering, Inc.* ...........................          21,600
     100        Inforte Corp.* .................................           3,594
     700        Inktomi Corporation* ...........................          91,262
     200        Innodata Corporation* ..........................           2,037
     900        INSpire Insurance Solutions, Inc.* .............           2,250
     100        Interact Commerce Corporation* .................           1,038
     100        Interleukin Genetics, Inc.* ....................             456
     300        Interliant, Inc.* ..............................           3,975
     900        Internap Network Services
                  Corporation* .................................          32,400
     436        Internet Pictures Corporation* .................           3,406
     200        internet.com Corporation* ......................           6,300
     300        Internet Security Systems, Inc.* ...............          24,300
   1,900        Interpublic Group of
                  Companies, Inc. ..............................          72,675
     600        Intertrust Technologies
                  Corporation* .................................           9,637
     300        Interwoven, Inc.* ..............................          28,800
   1,400        Intuit, Inc.* ..................................          83,825
     400        Iron Mountain, Inc.* ...........................          13,650
     900        IT Group, Inc.* ................................           3,937
     300        iVillage, Inc.* ................................           2,006
     700        J.D. Edwards & Company* ........................          17,369
     300        Juno Online Services, Inc.* ....................           1,875
     566        Kana Communications, Inc.* .....................          22,711
     700        Keane, Inc. ....................................          12,119
     400        Kelly Services, Inc., Class A ..................           9,250
     500        Korn/Ferry International* ......................          15,219
     900        Kroll-O'Gara Company* ..........................           4,612
     200        L90, Inc.* .....................................           1,537
     600        Labor Ready, Inc.* .............................           2,325


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     400        Lamar Advertising Company* .....................        $ 18,575
     300        Lante Corporation* .............................           2,812
     184        Learn2.com Inc.* ...............................             460
   1,400        Legato Systems, Inc.* ..........................          16,975
     600        Liberate Technologies, Inc.* ...................          18,450
     200        Lifeminders.com, Inc.* .........................           6,000
     100        Lionbridge Technologies, Inc.* .................             944
     100        Loislaw.com, Inc.* .............................             775
     600        LookSmart, Ltd.* ...............................          10,050
     300        Loudeye Technologies, Inc.* ....................           3,300
     200        Luminant Worldwide Corporation* ................           1,675
     800        Lycos, Inc.* ...................................          56,800
     300        Macrovision Corporation* .......................          31,987
     400        Manpower, Inc. .................................          14,475
     300        Manugistics Group, Inc.* .......................          26,325
     819        MarchFirst, Inc.* ..............................          15,868
     200        Marimba, Inc.* .................................           3,375
     100        MarketWatch.com, Inc.* .........................           1,175
     100        Matritech, Inc.* ...............................             800
     300        MatrixOne, Inc.* ...............................          10,350
     700        MAXIMUS, Inc.* .................................          15,487
     200        Maxygen, Inc.* .................................          10,750
     200        Mechanical Technology, Inc.* ...................           2,262
     200        Mediaplex, Inc.* ...............................           2,537
     450        Medical Manager Corporation* ...................          19,687
     200        MedicaLogic/Medscape, Inc.* ....................           1,337
     500        MemberWorks, Inc.* .............................          14,062
     600        Mentor Corporation .............................          12,712
     200        Mercator Software, Inc.* .......................           3,125
     300        Mercury Computer Systems, Inc.* ................           8,503
     500        Mercury Interactive Corporation* ...............          61,094
     200        Metricom, Inc.* ................................           8,137
     450        Metris Companies, Inc. .........................          16,172
     300        MicroStrategy, Inc.* ...........................           8,362
     500        MicroTouch Systems, Inc.* ......................           3,484
     200        Microvision, Inc.* .............................           8,175
     200        Modem Media, Inc.* .............................           2,112
     800        Modis Professional Services, Inc.* .............           5,500
     200        Momentum Business
                  Applications, Inc.* ..........................           2,087
     200        Multex.com, Inc.* ..............................           4,350
     248        MyPoints.com, Inc.* ............................           3,379
     450        National Instruments Corporation* ..............          19,434
     500        National Service Industries, Inc. ..............           9,969
     200        Natural MicroSystems Corporation* ..............          14,913


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     100        Navidec, Inc.* .................................        $    831
     400        Navigant Consulting, Inc.* .....................           1,600
     500        NCO Group, Inc.* ...............................           8,687
     500        Neoforma.com, Inc.* ............................           1,469
     100        NEON Systems, Inc.* ............................           1,681
     200        NeoRx Corporation* .............................           3,800
     100        net.Genesis Corp.* .............................             838
     200        Net Perceptions, Inc.* .........................           2,837
     300        Netcentives, Inc.* .............................           2,887
     188        NetIQ Corporation* .............................          10,622
     200        NetObjects, Inc.* ..............................             725
     200        NetRatings, Inc.* ..............................           3,462
     900        Network Associates, Inc.* ......................          23,287
     400        Network Commerce Inc.* .........................           2,200
     100        Netzee, Inc.* ..................................             550
     100        Neurocrine Biosciences, Inc.* ..................           4,137
     600        NOVA Corporation* ..............................           8,625
     200        Nuance Communications, Inc.* ...................          26,325
     400        Ogden Corporation ..............................           6,950
   1,100        Omnicom Group, Inc. ............................          91,781
     200        OneMain.com Inc.* ..............................           1,972
     100        OneSource Information
                  Services, Inc.* ..............................           1,187
     100        Online Resources &
                  Communications Corporation* ..................             600
     400        Open Market, Inc.* .............................           3,375
      72        OpenTV Corp.* ..................................           3,996
   1,000        Orbital Sciences Corporation* ..................           8,937
     200        Orchid Biosciences, Inc.* ......................           8,988
     600        Organic, Inc.* .................................           4,313
     500        Pac-West Telecomm, Inc.* .......................           7,063
     200        Paradigm Genetics, Inc.* .......................           3,300
   1,900        Parametric Technology Corporation* .............          25,412
   2,400        Paychex, Inc. ..................................         107,100
     100        PC-Tel, Inc.* ..................................           2,800
     100        pcOrder.com, Inc.* .............................             528
     100        Peapod, Inc.* ..................................             187
     300        Pegasus Solutions, Inc.* .......................           5,962
   1,912        PeopleSoft, Inc.* ..............................          61,662
     925        Peregrine Systems, Inc.* .......................          29,542
     400        Performance Food Group Company* ................          14,850
     600        Perot Systems Corporation, Class A* ............           6,225
     100        Persistence Software, Inc.* ....................           1,700
      81        Pfsweb Inc.* ...................................             223
     500        Pittston Brink's Group .........................           7,781


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     400        Pixar, Inc.* ...................................        $ 13,200
     500        Policy Management
                  Systems Corporation* .........................           6,750
     200        Polycom, Inc.* .................................          22,475
   1,100        Portal Software, Inc.* .........................          60,775
     300        Pre-Paid Legal Services, Inc.* .................           9,844
     300        Predictive Systems, Inc.* ......................           5,962
     100        Preview Systems, Inc.* .........................             869
   1,200        Priceline.com, Inc.* ...........................          32,625
     100        Primix Solutions, Inc.* ........................             275
     100        Primus Knowledge Solutions, Inc.* ..............           2,356
     500        Prodigy Communications
                  Corporation, Class A* ........................           3,766
     500        Profit Recovery Group
                  International, Inc.* .........................           4,516
     400        Programmer's Paradise, Inc.* ...................           1,450
     200        Protein Design Labs, Inc.* .....................          15,200
   1,200        PROVANT, Inc.* .................................           8,175
     400        Proxicom, Inc.* ................................           9,675
   1,300        PSINet, Inc.* ..................................          22,831
     700        Puma Technology, Inc.* .........................          17,019
     600        QLogic Corporation* ............................          68,100
     300        QRS Corporation* ...............................           5,494
     100        quepasa.com, inc.* .............................             119
     600        Quest Software, Inc.* ..........................          30,975
     300        Quintus Corporation* ...........................           3,919
     500        Quixote Corporation ............................           8,000
     500        R.H. Donnelley Corporation* ....................          10,500
     600        Radiant Systems, Inc.* .........................          10,275
     200        Ramp Networks, Inc.* ...........................           1,025
   1,100        RealNetworks, Inc.* ............................          53,556
     900        Red Hat, Inc.* .................................          22,612
     900        Redback Networks, Inc.* ........................         134,437
     100        Register.com, Inc.* ............................           1,400
     300        Remedy Corporation* ............................           7,012
   1,000        RemedyTemp, Inc., Class A* .....................          12,062
     500        Retek, Inc.* ...................................          17,219
     800        Reynolds & Reynolds
                  Company, Class A .............................          14,500
     400        Right Management Consultants, Inc.* ............           3,825
   1,200        Robert Half International, Inc.* ...............          38,175
     300        RSA Security, Inc.* ............................          17,719
     200        Safety-Kleen Corporation .......................              36
     500        Sanchez Computer Associates, Inc.* .............          10,687
     400        SanDisk Corporation* ...........................          33,400


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     800        Sapient Corporation* ...........................        $ 42,000
     600        SAVVIS Communications
                  Corporation* .................................           5,288
     500        Scient Corporation* ............................          13,531
     100        SciQuest.com, Inc.* ............................             962
     500        SDL, Inc.* .....................................         198,656
     300        SEACOR SMIT, Inc.* .............................          13,669
     200        Secure Computing Corporation* ..................           4,987
     300        SEI Investments Company ........................          19,050
     200        Sequenom Inc.* .................................           6,025
   1,700        ServiceMaster Company ..........................          16,469
   1,300        Siebel Systems, Inc.* ..........................         256,100
     100        SilverStream Software, Inc.* ...................           3,475
      68        Simione Central Holdings, Inc.* ................             187
     300        Sirius Satellite Radio, Inc.* ..................          15,450
     100        SkillSoft Corporation* .........................           1,775
     300        Software.com, Inc.* ............................          43,669
     500        Software Technologies
                  Corporation* .................................           9,750
     800        Sonic Foundry, Inc.* ...........................           7,450
     200        SonicWALL, Inc.* ...............................          15,225
     300        Spartech Corporation ...........................           7,425
   1,000        Spherion Corporation* ..........................          12,312
     200        SportsLine USA, Inc.* ..........................           3,537
     300        SPSS, Inc.* ....................................           8,362
     100        SS&C Technologies, Inc.* .......................             637
     400        Standard Register Company ......................           5,125
     400        StarMedia Network, Inc.* .......................           3,400
     300        StarTek, Inc.* .................................          11,756
     600        Stericycle, Inc.* ..............................          13,500
     200        StorageNetworks, Inc.* .........................          20,300
     800        Structural Dynamics
                  Research Corporation* ........................          12,900
     782        SunGard Data Systems, Inc.* ....................          28,152
     100        Sunhawk.com Corporation* .......................           1,575
     300        Switchboard, Inc.* .............................           2,719
     400        Sybron Chemicals, Inc.* ........................          13,775
   1,600        Sycamore Networks, Inc.* .......................         219,200
     700        Sykes Enterprises, Inc.* .......................           9,844
     500        Sylvan Learning Systems, Inc.* .................           7,219
     400        Symantec Corporation* ..........................          19,525
     300        Symyx Technologies Inc.* .......................          11,137
     400        Synopsys, Inc.* ................................          14,825
     200        Talk City, Inc.* ...............................             312
     100        Technisource, Inc.* ............................             331


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     400        Technology Solutions Company* ..................      $    1,237
     100        Telescan, Inc.* ................................             481
     400        TeleTech Holdings, Inc.* .......................          13,050
     200        TenFold Corporation* ...........................           1,350
     375        Tetra Tech, Inc.* ..............................          10,172
     300        Texas Biotechnology Corporation* ...............           5,287
     800        theglobe.com, Inc.* ............................           1,112
     200        TheStreet.com, Inc.* ...........................           1,775
     400        The viaLink Cmpany* ............................           3,800
   1,200        TIBCO Software, Inc.* ..........................         122,325
     200        Ticketmaster Online-
                  CitySearch, Inc., Class B* ...................           4,812
     600        TMP Worldwide, Inc.* ...........................          41,512
     500        Transaction Systems
                  Architects, Inc., Class A* ...................           9,187
     300        True North Communications, Inc. ................          13,912
     300        Tularik, Inc.* .................................          10,012
     100        U.S.-China Industrial
                  Exchange, Inc.* ..............................           1,156
     700        Universal Electronics, Inc.* ...................          16,592
     700        UNOVA, Inc.* ...................................           5,250
     600        URS Corporation ................................           7,912
     342        VA Linux Systems, Inc.* ........................          18,810
     100        ValueClick, Inc.* ..............................           1,150
     100        Variagenics, Inc.* .............................           2,825
      80        VelocityHSI, Inc.* .............................             280
       1        Ventiv Health, Inc.* ...........................              13
     500        Verio, Inc.* ...................................          29,969
   1,237        VeriSign, Inc.* ................................         246,008
   2,475        VERITAS Software Corporation* ..................         298,392
     600        VerticalNet, Inc.* .............................          31,950
     400        VIA NET.WORKS, Inc.* ...........................           5,175
     500        Viad Corporation ...............................          14,656
   1,416        Vignette Corporation* ..........................          53,985
   1,200        Vitesse Semiconductor Corporation* .............         106,575
     200        Voyager.net, Inc.* .............................           1,387
     400        Wackenhut Corporation, Class A .................           5,675
     300        Wallace Computer Services, Inc. ................           3,487
   3,900        Waste Management, Inc. .........................          73,856
     300        Wave Systems Corp., Class A* ...................           6,187
     200        webMethods, Inc.* ..............................          21,487
     100        Websense, Inc.* ................................           1,875
     200        WebTrends Corporation* .........................           7,534
     468        Wind River Systems, Inc.* ......................          19,071
     300        Wireless Facilities, Inc.* .....................          22,500
     100        WorldGate Communications, Inc.* ................           1,975


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                BUSINESS SERVICES  (CONTINUED)
     800        Xeta Technologies, Inc. ........................      $   13,450
     300        Xpedior, Inc.* .................................           3,225
   3,432        Yahoo!, Inc.* ..................................         416,988
     400        Young & Rubicam, Inc.* .........................          23,400
     100        Ziplink, Inc.* .................................             556
                                                                      ----------
                                                                       9,012,627
                                                                      ----------
                CHEMICALS - 1.1%
   1,500        Air Products & Chemicals, Inc. .................          54,469
   1,000        Airgas, Inc.* ..................................           6,625
     400        Albemarle Corporation ..........................           9,925
     800        AMCOL International Corporation ................           2,650
     150        Arch Chemicals, Inc.* ..........................           2,728
     400        Bio-Rad Laboratories, Inc., Class A* ...........           9,850
     400        Brady Corporation, Class A .....................          11,575
     400        Cabot Corporation ..............................          14,800
     400        Celgene Corporation* ...........................          29,600
     100        ChemFirst, Inc. ................................           2,306
     600        Chromatics Color Sciences
                  International, Inc.* .........................           1,087
   1,262        Crompton Corporation ...........................          11,358
     500        Cytec Industries, Inc.* ........................          16,687
   4,100        Dow Chemical Company ...........................         107,369
   6,600        du Pont (E.I) de Nemours
                  & Company ....................................         296,175
     400        Eastman Chemical Company .......................          17,250
     300        Enzon, Inc.* ...................................          18,262
     400        Ferro Corporation ..............................           8,250
     200        Fuller (H. B.) Company .........................           6,862
     200        General Chemical Group, Inc. ...................             212
     100        Geon Company ...................................           1,744
     400        Great Lakes Chemical Corporation ...............          13,500
     200        Hauser, Inc.* ..................................             131
     600        Hercules, Inc. .................................           7,950
     400        International Specialty Products, Inc. .........           2,300
     100        Lilly Industries, Inc., Class A ................           3,062
     400        Lubrizol Corporation ...........................           8,675
     700        Lyondell Chemical Company ......................           9,144
     500        MacDermid, Inc. ................................          12,500
     600        Millennium Chemicals, Inc. .....................           9,900
   2,500        Minnesota Mining &
                  Manufacturing Company ........................         232,500
     100        NCH Corporation ................................           3,731
     300        Oil-Dri Corporation of America .................           2,831
     400        Olin Corporation ...............................           6,600


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                CHEMICALS  (CONTINUED)
     200        OM Group, Inc. .................................      $    9,475
     200        OXiGENE, Inc.* .................................           2,225
     200        Plymouth Rubber
                  Company, Inc., Class A* ......................           1,087
   1,000        PPG Industries, Inc. ...........................          40,500
     900        Praxair, Inc. ..................................          39,825
     200        PubliCARD, Inc.* ...............................             525
     300        Rogers Corporation* ............................          10,462
   1,258        Rohm & Haas Company ............................          36,403
     900        RPM, Inc. ......................................           8,606
     100        Sequa Corporation, Class A .....................           4,625
     600        Sigma-Aldrich Corporation ......................          17,437
     700        Solutia, Inc. ..................................          10,544
     200        SurModics, Inc.* ...............................           9,100
     100        Techne Corporation* ............................           9,550
     300        Tredegar Corporation ...........................           5,850
     100        Trex Company, Inc.* ............................           3,100
     400        Twinlab Corporation* ...........................           1,975
     800        Union Carbide Corporation ......................          32,050
     300        Valspar Corporation ............................           8,850
     300        Ventro Corporation* ............................           4,275
     500        W.R. Grace & Company* ..........................           3,969
     800        Xceed Inc.* ....................................           6,100
                                                                       ---------
                                                                       1,209,141
                                                                       ---------
                CONSTRUCTION - 0.4%
     100        ACMAT Corporation, Class A* ....................             731
     400        CARBO Ceramics, Inc. ...........................          14,525
     600        Centex Construction Products, Inc. .............          15,487
     700        Centex Corporation .............................          20,212
   1,800        Clayton Homes, Inc. ............................          17,550
     100        Continental Materials Corporation* .............           1,487
     300        Craftmade International, Inc. ..................           2,381
     600        D.R. Horton, Inc. ..............................          11,775
     200        Dycom Industries, Inc.* ........................          10,600
     300        EMCOR Group, Inc.* .............................           7,261
     100        Fiberstars, Inc.* ..............................           1,087
     100        Florida Rock Industries, Inc. ..................           3,844
     400        Fluor Corporation ..............................          11,975
     500        Granite Construction, Inc. .....................          11,375
     111        Huttig Building Products, Inc.* ................             506
     800        Johns Manville Corporation .....................          10,000
     600        Kaufman & Broad
                  Home Corporation .............................          14,887
     800        Lafarge Corporation ............................          19,500


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                CONSTRUCTION  (CONTINUED)
     700        Lennar Corporation .............................      $   19,337
     100        LSI Industries, Inc. ...........................           1,987
     200        M/I Schottenstein Homes, Inc. ..................           3,937
     300        Martin Marietta Materials, Inc. ................          12,000
   2,600        Masco Corporation ..............................          50,700
     200        Nobility Homes, Inc. ...........................           1,175
     800        Oakwood Homes Corporation ......................           1,300
     300        Owens Corning, Inc. ............................           1,556
     600        Palm Harbor Homes, Inc.* .......................           8,775
     600        Performance Technologies, Inc.* ................           8,325
     300        Puerto Rican Cement Company, Inc. ..............           9,075
     400        Pulte Corporation ..............................          13,175
     300        Quanta Services, Inc.* .........................          14,025
     900        Sherwin-Williams Company .......................          20,700
     200        Southdown, Inc. ................................          12,550
     800        Stanley Works ..................................          21,400
     200        Texas Industries, Inc. .........................           6,825
     300        Toll Brothers, Inc.* ...........................           9,787
     400        United Dominion Industries, Ltd. ...............           6,425
     600        Vulcan Materials Company .......................          26,587
     700        Walter Industries, Inc.* .......................           5,775
     500        West TeleServices Corporation* .................          11,875
                                                                        --------
                                                                         442,474
                                                                        --------
                CONSUMER DURABLES - 0.2%
     300        APW Ltd.* ......................................          13,200
     500        Black & Decker Corporation .....................          20,031
     400        Champion Enterprises, Inc.* ....................           2,650
     400        CompX International, Inc. ......................           9,075
     800        Furniture Brands International, Inc.* ..........          12,900
     200        Griffon Corporation ............................           1,550
     300        Hillenbrand Industries, Inc. ...................          10,444
     600        Kimball International, Inc., Class B ...........          10,200
     200        Koss Corporation ...............................           3,950
     600        La-Z-Boy, Inc. .................................           9,638
   1,100        Leggett & Platt, Inc. ..........................          19,456
     300        Linens 'n Things, Inc.* ........................           8,100
     400        Maytag Corporation .............................          15,250
     550        Mity-Lite, Inc.* ...............................           5,534
     400        Mohawk Industries, Inc.* .......................           9,500
     300        Recoton Corporation* ...........................           4,256
     350        Salton, Inc.* ..................................          13,169
     600        Shaw Industries, Inc. ..........................           7,462
     600        SLI, Inc.* .....................................           5,775
     300        Thomas Industries, Inc. ........................           6,056


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                       AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                CONSUMER DURABLES  (CONTINUED)
     330        Virco Mfg. Corporation .........................     $     4,249
      55        Water Pik Technologies, Inc.* ..................             481
     400        Whirlpool Corporation ..........................          15,200
                                                                     -----------
                                                                         208,126
                                                                     -----------
                CONTAINERS - 0.1%
     100        Ball Corporation ...............................           3,462
     300        Bemis Company, Inc. ............................          10,050
   1,100        Crown Cork & Seal Company, Inc. ................          14,231
     600        Graphic Packaging
                  International Corp.* .........................           1,200
     300        Greif Brothers Corporation, Class A ............           8,662
     500        Ivex Packaging Corporation* ....................           5,500
     400        Mobile Mini, Inc.* .............................           7,475
     800        Owens-Illinois, Inc.* ..........................          10,450
     600        Pactiv Corporation* ............................           6,600
     500        Sealed Air Corporation* ........................          25,656
     500        Sonoco Products Company ........................           9,656
                                                                     -----------
                                                                         102,942
                                                                     -----------
                COSMETICS - 1.0%
     400        Alberto-Culver Company, Class B ................          11,325
     300        Allou Health & Beauty
                Care, Inc., Class A* ...........................           1,650
   1,600        Avon Products, Inc. ............................          62,700
     100        Balchem Corporation, Class B ...................           1,128
     100        Bush Boake Allen, Inc.* ........................           4,387
     100        Church & Dwight Co., Inc. ......................           1,794
   1,500        Clorox Company .................................          54,281
   3,600        Colgate-Palmolive Company ......................         183,375
     104        Del Laboratories, Inc. .........................           1,248
     700        Estee Lauder
                  Companies, Inc., Class A .....................          28,656
   6,500        Gillette Company ...............................         195,000
     800        International Flavors
                  & Fragrances, Inc. ...........................          20,600
   1,200        Nu Skin Enterprises, Inc., Class A* ............           7,875
   8,300        Procter & Gamble Company .......................         513,044
     500        Revlon, Inc. Class A* ..........................           3,562
     500        Styling Technology Corporation* ................             250
     200        SunStar Healthcare, Inc.* ......................              21
     100        Tristar Corporation* ...........................             575
                                                                     -----------
                                                                       1,091,471
                                                                     -----------



                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DOMESTIC OIL - 0.8%
     600        Amerada Hess Corporation .......................     $    41,062
     400        Ashland, Inc. ..................................          14,100
     100        Cal Dive International, Inc.* ..................           5,750
     300        Callon Petroleum Company* ......................           4,594
   3,900        Conoco, Inc., Class B ..........................         101,887
     500        CONSOL Energy, Inc. ............................          10,406
     900        Diamond Offshore Drilling, Inc. ................          40,331
     300        El Paso Energy Partners, L.P. ..................           6,844
     600        Getty Realty Corporation .......................           7,050
     900        Global Industries, Ltd.* .......................          11,194
     400        Gulf Island Fabrication, Inc.* .................           7,400
     100        GulfMark Offshore, Inc.* .......................           2,400
     159        Hallwood Energy Corporation* ...................           1,391
     100        Holly Corporation ..............................           1,287
     200        Houston Exploration Company* ...................           5,175
     100        HS Resources, Inc.* ............................           3,169
     573        Kerr-McGee Corporation .........................          36,206
     425        Midcoast Energy Resources, Inc. ................           7,916
     300        Murphy Oil Corporation .........................          20,025
     500        National-Oilwell, Inc.* ........................          17,344
     300        Newfield Exploration Company* ..................          12,975
     600        Nuevo Energy Company* ..........................          11,512
     900        Ocean Energy, Inc.* ............................          13,669
   1,100        Pennzoil-Quaker State Company ..................          13,681
   1,600        Phillips Petroleum Company .....................          99,000
     700        Pioneer Natural Resources Company ..............           9,712
     500        Pogo Producing Company .........................          13,437
     600        Pride International, Inc.* .....................          14,775
     300        St. Mary Land &
                  Exploration Company ..........................          12,412
     500        Sunoco, Inc. ...................................          13,594
     300        TEPPCO Partners, L.P. ..........................           7,125
   1,100        Tesoro Petroleum Corporation* ..................          10,587
     900        Tosco Corporation ..............................          27,450
     700        TransMontaigne, Inc.* ..........................           3,106
   1,313        Transocean Sedco Forex, Inc. ...................          78,452
     500        Ultramar Diamond
                  Shamrock Corporation .........................          11,719
     100        UniCapital Corporation* ........................              12
     500        UNIFAB International, Inc.* ....................           5,562
   1,700        Unocal Corporation .............................          56,737
   2,000        USX-Marathon Group .............................          54,875
     900        Varco International, Inc.* .....................          18,169
                                                                     -----------
                                                                         834,092
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DRUGS & MEDICINE - 10.4%
   9,800        Abbott Laboratories ............................        $428,750
     600        Abgenix, Inc.* .................................          45,103
     500        Accredo Health, Inc.* ..........................          21,656
   1,000        Aetna, Inc. ....................................          55,938
     500        Albany Molecular Research, Inc.* ...............          17,875
     100        Alexion Pharmaceuticals, Inc.* .................          10,500
     400        Alkermes, Inc.* ................................          18,500
     800        Allergan, Inc. .................................          58,500
     300        Alliance Pharmaceutical
                  Corporation* .................................           4,575
     200        Allscripts, Inc.* ..............................           5,838
     200        Alpharma, Inc., Class A ........................          11,325
     740        ALZA Corporation* ..............................          55,963
     300        American Healthways, Inc.* .....................           1,800
   8,200        American Home
                  Products Corporation .........................         444,338
     500        AmeriSource Health
                  Corporation, Class A* ........................          17,375
   6,500        Amgen, Inc.* ...................................         492,781
     400        Andrx Corporation* .............................          34,800
     200        Antigenics Inc.* ...............................           3,375
     100        Aphton Corporation* ............................           2,888
     100        Applied Analytical Industries, Inc.* ...........             900
     500        Apria Healthcare Group, Inc.* ..................           7,438
     200        Ariad Pharmaceuticals, Inc.* ...................           2,525
     400        Arrow International, Inc. ......................          14,250
     200        ArthroCare Corporation* ........................           8,900
     100        Aurora Biosciences Corporation* ................           6,838
     100        AVAX Technologies, Inc.* .......................             981
     100        AVI BioPharma, Inc.* ...........................             919
     100        Avigen, Inc.* ..................................           3,644
     100        Aviron* ........................................           4,500
     300        Bard (C.R.), Inc. ..............................          14,644
     200        Barr Laboratories, Inc.* .......................          14,200
     400        Bausch & Lomb, Inc. ............................          14,300
   1,800        Baxter International, Inc. .....................         149,850
     300        Beckman Coulter, Inc. ..........................          22,838
   1,600        Becton, Dickinson & Company ....................          48,200
   1,000        Bergen Brunswig
                  Corporation, Class A .........................           9,375
     500        Bindley Western Industries, Inc. ...............          14,406
     400        Bio-Technology
                  General Corporation* .........................           5,575
     900        Biogen, Inc.* ..................................          62,213
     200        Biomatrix, Inc.* ...............................           4,250


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DRUGS & MEDICINE  (CONTINUED)
   1,200        Biomet, Inc.* ..................................        $ 40,575
     200        Biopure Corporation* ...........................           3,200
     100        BioTime, Inc.* .................................             756
     100        BioTransplant Inc.* ............................           1,281
   2,800        Boston Scientific Corporation* .................          53,025
  12,500        Bristol-Myers Squibb Company ...................         662,500
   1,762        Cardinal Health, Inc. ..........................         144,154
   1,100        CareMatrix Corporation* ........................             413
     600        Carter-Wallace, Inc. ...........................          15,975
     400        Cell Pathways,Inc.* ............................          13,375
     200        Cephalon, Inc.* ................................          10,063
     100        Cerus Corporation* .............................           5,306
   1,000        Chattem, Inc. ..................................          12,188
   1,200        Chiron Corporation* ............................          64,875
     200        Columbia Laboratories, Inc.* ...................           1,100
     200        Cooper Companies, Inc. .........................           6,575
     400        COR Therapeutics, Inc.* ........................          22,500
     100        Corixa Corporation* ............................           5,119
     100        Corvas International, Inc.* ....................           1,594
     100        Coulter Pharmaceutical, Inc.* ..................           3,131
     800        Covance, Inc.* .................................           8,300
     800        Coventry Health Care, Inc.* ....................          12,800
     200        Cubist Pharmaceuticals, Inc.* ..................          12,225
      90        Curis, Inc.* ...................................           1,828
     600        CYTOGEN Corporation* ...........................           5,325
     300        Cytyc Corporation* .............................          13,988
     100        DataTRAK International, Inc.* ..................             431
     400        Daxor Corporation ..............................           5,975
     500        DENTSPLY International, Inc. ...................          16,688
     100        Diacrin, Inc.* .................................             906
     200        drkoop.com, Inc.* ..............................             300
     600        Dura Pharmaceuticals, Inc.* ....................          16,538
     100        EntreMed, Inc.* ................................           2,975
     200        Enzo Biochem, Inc.* ............................          12,000
     100        Epitope, Inc.* .................................           1,263
     100        EPIX Medical, Inc.* ............................           1,500
     600        Forest Laboratories, Inc.* .....................          58,725
     900        Foundation Health
                  Systems, Inc., Class A* ......................          15,806
     100        GelTex Pharmaceuticals, Inc.* ..................           4,052
     200        Gene Logic, Inc.* ..............................           4,913
     300        Genelabs Technologies, Inc.* ...................           1,219
     500        Genentech, Inc.* ...............................          95,250
     100        Genome Therapeutics Corporation* ...............           2,513
     600        Genzyme Corporation* ...........................          45,038


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DRUGS & MEDICINE  (CONTINUED)
     100        Genzyme Molecular Oncology* ....................     $     1,400
      89        Genzyme Surgical Products* .....................             912
     100        Geron Corporation* .............................           3,231
     300        Gilead Sciences, Inc.* .........................          32,400
   2,000        Guidant Corporation ............................         134,625
     400        Guilford Pharmaceuticals, Inc.* ................          10,700
   3,700        HCA-The Healthcare Company .....................         127,650
   1,800        Health Management
                  Associates, Inc., Class A* ...................          29,363
     100        Healthcare Recoveries, Inc.* ...................             419
   2,900        HEALTHSOUTH Corporation* .......................          17,763
     100        HEICO Corporation ..............................           1,550
     530        Henry Schein, Inc.* ............................           9,739
     400        Herbalife International, Inc., Class A .........           3,875
     400        Human Genome Sciences, Inc.* ...................          66,775
   1,300        Humana, Inc.* ..................................          11,131
     100        Hyseq, Inc.* ...................................           4,194
     800        i-STAT Corporation* ............................          14,850
     500        ICN Pharmaceuticals, Inc. ......................          14,156
     300        IDEC Pharmaceuticals Corporation* ..............          41,888
     600        IDEXX Laboratories, Inc.* ......................          15,675
     100        IGEN International, Inc.* ......................           1,900
     200        ILEX Oncology, Inc.* ...........................           6,600
     200        ImClone Systems, Inc.* .........................          19,275
   3,100        Immunex Corporation* ...........................         155,775
     300        ImmunoGen, Inc.* ...............................           5,063
     300        Immunomedics, Inc.* ............................           7,500
     200        IMPATH, Inc.* ..................................           7,188
     200        Incyte Genomics, Inc.* .........................          16,587
     200        Inhale Therapeutic Systems, Inc.* ..............          10,100
     100        Integra LifeSciences Holdings* .................           1,463
     500        Invacare Corporation ...........................          13,469
   1,100        Isis Pharmaceuticals, Inc.* ....................          14,369
     900        IVAX Corporation ...............................          31,163
   8,847        Johnson & Johnson ..............................         813,371
     450        Jones Pharma, Inc. .............................          16,088
     400        K-V Pharmaceutical
                  Company, Class A* ............................          15,900
     100        Kendle International, Inc.* ....................             853
     600        King Pharmaceuticals, Inc.* ....................          19,275
     505        LifePoint Hospitals, Inc.* .....................          15,213
   1,000        Ligand Pharmaceuticals, Inc.,
                  Class B* .....................................          13,000
   7,100        Lilly (Eli) & Company ..........................         518,300
     400        Lincare Holdings, Inc.* ........................          10,200


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DRUGS & MEDICINE  (CONTINUED)
     400        Mallinckrodt, Inc. .............................     $    18,025
   1,000        Manor Care, Inc.* ..............................          13,375
     100        Martek Biosciences Corporation+ ................           2,250
   2,000        McKesson HBOC, Inc. ............................          49,875
     200        Medarex, Inc.* .................................          22,100
     200        Medical Advisory System, Inc.* .................           2,025
     100        MedicalControl, Inc.* ..........................             600
     200        Medicis Pharmaceutical
                  Corporation, Class A* ........................          12,888
   1,325        MedImmune, Inc.* ...............................         111,466
     100        Medstone International, Inc.* ..................             550
     100        MEDTOX Scientific, Inc.* .......................           1,163
   7,568        Medtronic, Inc. ................................         387,860
  14,600        Merck & Company, Inc. ..........................       1,020,175
     100        Meridian Medical Technologies, Inc.* ...........           1,175
     100        Mesa Laboratories, Inc.* .......................             531
     600        Millennium Pharmaceuticals, Inc.* ..............          85,875
     600        Mine Safety Appliances Company .................          12,300
     400        MiniMed, Inc.* .................................          28,719
     900        Mylan Laboratories, Inc. .......................          23,906
     400        National Health Realty, Inc. ...................           3,000
     200        NCS HealthCare, Inc., Class A* .................              63
     100        NeoPharm, Inc.* ................................           2,412
     100        Neose Technologies, Inc.* ......................           4,100
     200        NeoTherapeutics, Inc.* .........................           1,563
     125        Nexell Therapeutics Inc.* ......................           1,594
     600        Northfield Laboratories, Inc.* .................           9,375
     100        Novavax, Inc.* .................................             919
     200        NPS Pharmaceuticals, Inc.* .....................           8,850
     300        Ocular Sciences, Inc.* .........................           3,225
     200        Organogenesis, Inc.* ...........................           3,250
     100        OrthAlliance, Inc., Class A* ...................             719
     300        Orthodontic Centers of
                  America, Inc.* ...............................           9,825
     200        OSI Pharmaceuticals, Inc.* .....................           9,997
     400        Owens & Minor, Inc. ............................           6,125
     700        Oxford Health Plans, Inc.* .....................          21,350
     200        PacifiCare Health Systems, Inc.* ...............          10,788
     700        PAREXEL International Corporation* .............           6,978
     500        PathoGenesis Corporation* ......................          19,125
     600        Patterson Dental Company* ......................          14,250
     300        Pediatrix Medical Group, Inc.* .................           3,994
  39,844        Pfizer, Inc. ...................................       1,723,253
     700        Pharmaceutical Product
                  Development, Inc.* ...........................          15,356

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DRUGS & MEDICINE  (CONTINUED)
   8,000        Pharmacia Corporation ..........................     $   468,500
     300        Pharmos Corporation* ...........................           1,247
     300        PRAECIS Pharmaceuticals Inc.* ..................          13,144
     300        Precept Business
                  Services, Inc., Class A* .....................             122
     100        Progenics Pharmaceuticals, Inc.* ...............           2,950
     900        PSS World Medical, Inc.* .......................           5,625
     300        Quest Diagnostic, Inc.* ........................          37,125
     200        Quidel Corporation* ............................           1,300
     779        Quintiles Transnational
                  Corporation* .................................          10,857
     200        Regeneron Pharmaceuticals, Inc.* ...............           7,088
     300        ResMed, Inc.* ..................................          11,044
     600        Rochester Medical Corporation* .................           3,563
     500        SafeScience, Inc.* .............................           1,375
     100        SangStat Medical Corporation* ..................           2,025
   9,200        Schering-Plough Corporation ....................         369,150
     300        SciClone Pharmaceuticals, Inc.* ................           3,544
     500        Sepracor, Inc.* ................................          55,000
     100        SeraCare, Inc.* ................................             313
     400        Serologicals Corporation* ......................           3,175
     300        SonoSite, Inc.* ................................          10,031
     600        St. Jude Medical, Inc. .........................          23,775
     100        StemCells, Inc.* ...............................             900
     700        STERIS Corporation* ............................           7,175
     100        Stockwalk.com Group, Inc.* .....................             550
   1,200        Stryker Corporation ............................          53,775
     700        Sunrise Assisted Living, Inc.* .................          13,913
   1,200        Sunrise Technologies
                  International, Inc.* .........................           7,875
     900        Sybron International Corporation* ..............          20,475
     300        Tanox, Inc.* ...................................          13,950
     200        Targeted Genetics Corporation* .................           2,700
   1,900        Tenet Healthcare Corporation* ..................          58,900
     800        Total Renal Care Holdings, Inc.* ...............           5,600
     300        Transkaryotic Therapies, Inc.* .................          13,013
     505        Triad Hospitals, Inc.* .........................          14,582
     900        Triangle Pharmaceuticals, Inc.* ................           8,100
     300        Trigon Healthcare, Inc.* .......................          15,488
     200        Trimeris, Inc.* ................................          13,800
   1,000        UnitedHealth Group, Inc. .......................          94,500
     100        Universal Display Corporation* .................           2,488
     200        Universal Health
                  Services, Inc., Class B* .....................          14,150
      88        US Oncology, Inc.* .............................             492


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                DRUGS & MEDICINE  (CONTINUED)
     300        Valentis, Inc.* ................................     $     3,094
     800        Ventana Medical Systems, Inc.* .................          22,350
     400        Vertex Pharmaceuticals, Inc.* ..................          34,000
     100        Vical, Inc.* ...................................           2,450
     100        ViroPharma, Inc.* ..............................           2,800
     100        Vysis, Inc.* ...................................             938
     600        Watson Pharmaceuticals, Inc.* ..................          37,013
     400        WellPoint Health Networks, Inc.* ...............          34,525
     100        Zonagen, Inc.* .................................             425
                                                                     -----------
                                                                      11,011,780
                                                                     -----------
                ELECTRONICS - 12.2%
     500        Acxiom Corporation* ............................          12,750
     800        ADAC Laboratories ..............................          17,900
   4,230        ADC Telecommunications, Inc.* ..................         173,166
     100        ADE Corporation* ...............................           2,250
     300        Adelphia Business Solutions, Inc.* .............           4,481
     700        Adelphia Communications
                  Corporation, Class A* ........................          23,450
     500        Advanced Fibre
                  Communication, Inc.* .........................          26,430
   2,200        Advanced Micro Devices, Inc.* ..................          82,775
     900        Advanced Radio Telecom Corp.* ..................           9,225
   2,846        Agilent Technologies, Inc.* ....................         171,649
     500        Alamosa PCS Holdings, Inc.* ....................          12,437
     300        Alpha Industries, Inc. .........................          15,131
   2,500        Altera Corporation* ............................         162,031
     500        American Access Technologies, Inc.* ............           2,984
   1,400        American Power
                  Conversion Corporation* ......................          33,337
   1,200        Amkor Technology, Inc.* ........................          40,950
     300        Amphenol Corporation, Class A* .................          19,200
     250        ANADIGICS, Inc.* ...............................           9,000
   2,200        Analog Devices, Inc.* ..........................         221,100
     400        Andrew Corporation* ............................          11,850
     300        ANTEC Corporation* .............................          10,819
   5,129        Applied Materials, Inc.* .......................         442,697
     600        Arrow Electronics, Inc. ........................          21,825
     600        AstroPower, Inc.* ..............................          20,625
     300        Asyst Technologies, Inc.* ......................           7,856
   3,000        Atmel Corporation* .............................          60,000
     900        Audiovox Corporation, Class A* .................          16,312
     300        Avnet, Inc. ....................................          17,962
     600        AVT Corporation* ...............................           3,562
   1,300        AVX Corporation ................................          38,919


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ELECTRONICS  (CONTINUED)
     300        AXT, Inc.* .....................................     $    11,587
     100        Barnett, Inc.* .................................           1,244
     200        BEI Technologies, Inc. .........................          11,437
   1,300        Broadcom Corporation, Class A* .................         325,000
     100        C & D Technologies, Inc. .......................           5,525
     600        Cable Design
                  Technologies Corporation* ....................          16,200
   1,500        Cadence Design Systems, Inc.* ..................          31,875
     200        Caliper Technologies Corporation* ..............          12,425
     750        Candela Corporation* ...........................           9,844
     400        CapRock Communications Corp.* ..................           2,375
     300        Celeritek, Inc.* ...............................          13,462
     900        CIENA Corporation* .............................         199,519
     400        Cirrus Logic, Inc.* ............................          12,100
   1,997        CMGI, Inc.* ....................................          89,366
     200        Coherent, Inc.* ................................          16,100
     300        CommScope, Inc.* ...............................           7,481
     300        Communications Systems, Inc. ...................           5,137
   1,600        Conexant Systems, Inc.* ........................          59,500
     200        Cree, Inc.* ....................................          27,550
     600        Cubic Corporation ..............................          12,900
     100        Cyberian Outpost, Inc.* ........................             375
     900        Cypress Semiconductor Corporation* .............          44,494
     600        Dallas Semiconductor Corporation ...............          24,825
     400        DMC Stratex Networks, Inc.* ....................          10,225
     400        DSP Group, Inc.* ...............................          18,500
     200        Ducommun, Inc. .................................           2,900
     200        DuPont Photomasks, Inc.* .......................          15,175
     300        e.spire Communications, Inc.* ..................           1,219
     300        Electro Scientific Industries, Inc.* ...........          12,356
     300        Electronics Boutique
                  Holdings Corp.* ..............................           6,750
     200        EMCORE Corporation* ............................          22,300
     300        Emulex Corporation* ............................          31,406
     400        Environmental Tectonics
                  Corporation* .................................           3,625
     200        Espey Mfg. & Electronics Corp. .................           3,250
     100        Exar Corporation* ..............................          12,062
     100        Fusion Medical Technologies, Inc.* .............           1,125
     100        General Cable Corporation ......................             837
     200        Genzyme Transgenics Corporation* ...............           7,437
     300        Getty Images, Inc.* ............................          12,600
     500        GlobeSpan, Inc.* ...............................          60,219
     200        Harman International Industries, Inc. ..........          15,350
     400        Harmonic, Inc.* ................................          13,400


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ELECTRONICS  (CONTINUED)
     500        Harris Corporation .............................     $    15,031
     563        Hearst-Argyle Television, Inc.* ................          12,175
     900        Hollywood Entertainment
                  Corporation* .................................           6,300
     100        Hungarian Telephone and
                  Cable Corp.* .................................             691
     500        IMRglobal Corporation* .........................           5,937
  42,216        Intel Corporation ..............................       3,160,923
     400        International Rectifier Corporation* ...........          25,175
     300        Intersil Holding Corporation* ..................          16,200
     500        ITT Industries, Inc. ...........................          16,812
     600        Jaco Electronics, Inc. .........................          10,959
   5,870        JDS Uniphase Corporation* ......................         731,549
     600        KEMET Corporation* .............................          18,000
   1,100        KLA-Tencor Corporation* ........................          72,187
     400        Kopin Corporation* .............................          13,375
     400        Kulicke & Soffa Industries, Inc.* ..............           7,275
     300        L-3 Communications Holdings, Inc.* .............          17,737
     800        Lam Research Corporation* ......................          24,100
   2,100        Linear Technology Corporation ..................         151,069
   1,900        LSI Logic Corporation* .........................          68,281
  20,586        Lucent Technologies, Inc. ......................         860,752
     300        Macromedia, Inc.* ..............................          20,733
   1,800        Maxim Integrated Products, Inc.* ...............         157,837
     500        Maxwell Technologies, Inc. .....................           8,188
     500        Measurement Specialties, Inc.* .................          19,469
     800        MEMC Electronic Materials, Inc.* ...............          14,400
     300        Mestek, Inc.* ..................................           5,081
     300        Methode Electronics, Inc., Class A .............          18,037
   2,910        Metromedia Fiber
                  Network, Inc., Class A* ......................         116,218
   3,500        Micron Technology, Inc. ........................         286,125
     300        MKS Instruments, Inc.* .........................          10,537
     200        MMC Networks, Inc.* ............................          24,363
     100        MOCON, Inc. ....................................             562
   1,325        Molex, Inc. ....................................          69,977
  13,541        Motorola, Inc. .................................         488,322
     300        Mpower Communications Corp.* ...................           5,531
     400        MRV Communications, Inc.* ......................          30,825
   1,100        National Semiconductor
                  Corporation* .................................          48,950
     400        NeoMagic Corporation* ..........................           1,437
     100        Netopia, Inc.* .................................           3,662
     300        Netro Corporation* .............................          24,787
     200        Newport Corporation ............................          31,800


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ELECTRONICS  (CONTINUED)
   4,700        Nextel Communications, Inc.,
                  Class A* .....................................     $   260,556
     400        NVIDIA Corporation* ............................          31,750
     700        Packard BioScience Company* ....................          13,913
     400        PE Corp-Celera Genomics Group* .................          43,375
   1,300        PE Corp-PE Biosystems Group ....................         127,887
     200        Pericom Semiconductor Corporation* .............          14,800
     300        PerkinElmer, Inc. ..............................          26,981
     300        Plantronics, Inc.* .............................          14,981
     160        Plexus Corp.* ..................................          24,760
      77        PMC-Sierra, Inc.* ..............................          18,172
     250        Power-One, Inc.* ...............................          39,609
     400        Powerwave Technologies, Inc.* ..................          19,250
     300        PRI Automation, Inc.* ..........................          15,487
   4,700        QUALCOMM, Inc.* ................................         281,412
     600        Rambus, Inc.* ..................................          49,012
     600        Rational Software Corporation* .................          77,212
     500        Rayovac Corporation ............................           8,875
     100        Reliability, Inc.* .............................             344
     450        REMEC, Inc.* ...................................          12,825
   1,000        RF Micro Devices, Inc.* ........................          44,625
     920        Sanmina Corporation* ...........................         108,560
     300        Sawtek Inc.* ...................................          15,131
   1,000        SCI Systems, Inc.* .............................          61,750
   1,000        Scientific-Atlanta, Inc. .......................          77,937
     200        Semtech Corporation* ...........................          23,687
     500        Sensormatic Electronics Corporation* ...........           8,313
     600        Silicon Storage Technology, Inc.* ..............          19,688
     400        Silicon Valley Group, Inc.* ....................          11,150
     300        Siliconix, Inc.* ...............................          16,762
     100        SMTEK International, Inc.* .....................             450
     700        Snyder Communications, Inc. ....................          19,162
   3,718        Solectron Corporation* .........................         168,472
     900        SpeedFam-IPEC, Inc.* ...........................          16,763
     400        Stratos Lightwave, Inc.* .......................          18,800
     428        Superior TeleCom, Inc. .........................           3,611
   1,025        Symbol Technologies, Inc. ......................          42,409
     100        Technitrol, Inc. ...............................          12,750
     500        Tekelec, Inc.* .................................          19,750
     400        Tektronix, Inc. ................................          30,475
     500        TeleCorp PCS, Inc.* ............................          17,625
   2,600        Tellabs, Inc.* .................................         146,087
   1,100        Teradyne, Inc.* ................................          71,294
     400        Terayon Communication
                  Systems, Inc.* ...............................          22,200


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ELECTRONICS  (CONTINUED)
  11,422        Texas Instruments, Inc. ........................     $   764,560
     100        Therma-Wave, Inc.* .............................           2,713
   1,065        Thermo Electron Corporation* ...................          24,761
     500        Thomas & Betts Corporation .....................           9,375
     450        TranSwitch Corporation* ........................          27,084
     600        TriQuint Semiconductor, Inc.* ..................          33,187
     400        Unitil Corporation .............................          11,600
   1,400        Univision Communications, Inc.,
                  Class A* .....................................          61,775
     300        Varian, Inc.* ..................................          14,625
     300        Varian Medical Systems, Inc. ...................          13,781
     300        Varian Semiconductor
                  Equipment Associates, Inc.* ..................          17,138
     400        Vicor Corporation* .............................          17,450
     300        Virata Corporation* ............................          20,625
     862        Vishay Intertechnology, Inc.* ..................          34,749
     600        VISX, Inc.* ....................................          16,537
     200        Vyyo, Inc.* ....................................           6,900
     800        Waters Corporation* ............................          63,650
     200        Western Digital Corporation* ...................           1,175
     400        Western Wireless
                  Corporation, Class A* ........................          20,450
     700        Wink Communications, Inc.* .....................          11,637
   2,000        Xilinx, Inc.* ..................................         177,750
                                                                     -----------
                                                                      12,915,273
                                                                     -----------
                ENERGY & UTILITIES - 3.1%
   2,700        AES Corporation* ...............................         172,125
     500        AGL Resources, Inc. ............................           9,469
     600        Allegheny Energy, Inc. .........................          21,525
     400        Alliant Energy Corporation .....................          11,700
     900        Ameren Corporation .............................          36,394
   1,980        American Electric Power
                  Company, Inc. ................................          69,795
     600        American Water Works
                  Company, Inc. ................................          14,700
     200        Artesian Resources
                  Corporation, Class A .........................           4,650
     500        Atmos Energy Corporation .......................          10,375
     700        Azurix Corp.* ..................................           3,325
     100        Bangor Hydro-Electric Company* .................           2,412
     200        Black Hills Corporation ........................           5,100
     941        CP&L, Energy, Inc. .............................          34,817
     500        California Water Service Group .................          13,125
     900        Calpine Corporation* ...........................          89,100


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ENERGY & UTILITIES  (CONTINUED)
     500        Cascade Natural Gas Corporation ................        $  8,500
     200        CH Energy Group, Inc. ..........................           7,550
     900        Cinergy Corporation ............................          26,437
   1,500        Citizens Communications Company ................          24,469
     300        CMP Group, Inc. ................................           8,812
     600        CMS Energy Corporation .........................          15,675
   1,300        Coastal Corporation ............................          89,537
     500        Columbia Energy Group ..........................          35,094
     500        Conectiv, Inc. .................................           8,875
     200        Connecticut Water Service, Inc. ................           5,700
   1,200        Consolidated Edison, Inc. ......................          37,575
     900        Constellation Energy Group, Inc. ...............          34,425
   1,470        Dominion Resources, Inc. .......................          77,910
     800        DPL, Inc. ......................................          21,850
     400        DQE, Inc. ......................................          16,075
     800        DTE Energy Company .............................          27,800
   2,300        Duke Energy Corporation ........................         172,069
   1,832        Dynegy, Inc., Class A ..........................          82,440
   2,100        Edison International ...........................          43,444
   1,400        El Paso Energy Corporation .....................          81,550
     500        Empire District Electric Company ...............          12,969
     800        Energy East Corporation ........................          18,150
     100        EnergySouth, Inc. ..............................           1,850
   4,600        Enron Corporation ..............................         390,425
   1,300        Entergy Corporation ............................          39,569
     200        Equitable Resources, Inc. ......................          11,263
     100        E'Town Corporation .............................           6,719
   1,300        FirstEnergy Corporation ........................          32,175
     600        Florida Progress Corporation ...................          31,125
   1,100        FPL Group, Inc. ................................          58,712
     800        GPU, Inc. ......................................          24,500
     500        Hawaiian Electric Industries, Inc. .............          16,375
     200        IDACORP, Inc. ..................................           7,887
     400        IPALCO Enterprises, Inc. .......................           9,325
     400        Kansas City Power &
                  Light Company ................................          10,750
     700        KeySpan Corporation ............................          24,106
     700        Kinder Morgan, Inc. ............................          25,769
     800        LG&E Energy Corporation ........................          19,600
     400        Madison Gas & Electric Company .................           7,950
     500        MCN Energy Group, Inc. .........................          12,000
     300        MDU Resources Group, Inc. ......................           7,500
     100        Middlesex Water Company ........................           2,912
     500        Minnesota Power, Inc. ..........................          11,094
     600        Montana Power Company ..........................          21,637


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ENERGY & UTILITIES  (CONTINUED)
     300        National Fuel Gas Company ......................        $ 15,731
     200        New Jersey Resources Corporation ...............           8,000
   1,200        Niagara Mohawk Holdings, Inc. ..................          15,450
     500        NICOR, Inc. ....................................          18,437
     900        NiSource, Inc. .................................          21,544
     900        Northeast Utilities ............................          20,475
     300        Northwest Natural Gas Company ..................           6,900
     100        NorthWestern Corporation .......................           2,175
     495        NSTAR ..........................................          20,821
     100        NUI Corporation ................................           3,006
     400        OGE Energy Corporation .........................           8,550
   1,000        PECO Energy Company ............................          48,187
     200        Peoples Energy Corporation .....................           6,500
   2,300        PG&E Corporation ...............................          66,556
     643        Philadelphia Suburban Corporation ..............          15,070
     400        Piedmont Natural Gas
                  Company, Inc. ................................          11,075
     500        Pinnacle West Capital Corporation ..............          20,594
     600        Potomac Electric Power Company .................          15,112
     800        PPL Corporation ................................          26,800
     100        Providence Energy Corporation ..................           4,237
     300        Public Service Company
                  of New Mexico ................................           6,412
   1,300        Public Service Enterprise
                  Group, Inc. ..................................          47,125
     700        Puget Sound Energy, Inc. .......................          16,362
     500        Questar Corporation ............................          10,844
   1,800        Reliant Energy, Inc. ...........................          66,825
     900        Republic Services, Inc.* .......................          13,162
     679        SCANA Corporation ..............................          18,588
   1,100        Sempra Energy ..................................          21,450
     600        Sierra Pacific Resources .......................          10,613
   4,100        Southern Company ...............................         122,744
     441        Southern Union Company* ........................           7,910
     400        St. Joseph Light & Power Company ...............           8,775
     300        Streicher Mobile Fueling, Inc.* ................           1,144
     800        TECO Energy, Inc. ..............................          19,650
   1,700        TXU Corp. ......................................          59,394
     400        UGI Corporation ................................           9,125
     200        UIL Holdings Corporation .......................          10,063
   1,100        Unicom Corporation .............................          50,256
     600        UniSource Energy Corporation* ..................           9,337
     600        UtiliCorp United, Inc. .........................          14,288
     300        Valley Resources, Inc. .........................           7,425
     933        Vectren Corporation ............................          17,727


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ENERGY & UTILITIES  (CONTINUED)
     200        Veritas DGC, Inc.* .............................     $     5,337
     400        Washington Gas Light Company ...................          10,125
   2,700        Williams Companies, Inc. .......................         124,369
     700        Wisconsin Energy Corporation ...................          14,875
   2,485        Xcel Energy, Inc. ..............................          62,280
                                                                     -----------
                                                                       3,250,186
                                                                     -----------
                ENERGY - RAW MATERIALS - 1.4%
     100        Alpine Group, Inc.* ............................             581
   1,528        Anadarko Petroleum Corporation .................         100,497
     700        Apache Corporation .............................          44,100
      98        Arch Coal, Inc. ................................             735
     300        Atwood Oceanics, Inc.* .........................          13,613
   2,000        Baker Hughes, Inc. .............................          73,125
     200        Barnwell Industries, Inc. ......................           3,400
     400        Barrett Resources Corporation* .................          13,850
     700        Basin Exploration, Inc.* .......................          14,000
     500        BJ Services Company* ...........................          33,500
     400        Buckeye Partners, L.P. .........................          11,250
   1,300        Burlington Resources, Inc. .....................          51,106
     300        Cooper Cameron Corporation* ....................          23,344
     400        Dawson Geophysical Company* ....................           4,050
     822        Devon Energy Corporation .......................          48,138
     200        Eastern Enterprises ............................          12,650
   1,000        ENSCO International, Inc. ......................          39,875
     300        Enterprise Products Partners L.P. ..............           7,669
     700        EOG Resources, Inc. ............................          26,775
     400        Evergreen Resources, Inc.* .....................          11,675
     300        Fall River Gas Company .........................           6,862
     700        Friede Goldman International, Inc.* ............           3,937
   1,100        Global Marine, Inc.* ...........................          35,544
     700        Grant Prideco, Inc.* ...........................          16,450
     100        Greka Energy Corporation* ......................           1,187
   2,800        Halliburton Company ............................         148,400
     300        Helmerich & Payne, Inc. ........................          11,081
     500        Kirby Corporation ..............................          11,781
     400        Louis Dreyfus Natural
                  Gas Corporation* .............................          13,900
     100        Lynx Therapeutics, Inc.* .......................           3,475
     400        McDermott International, Inc. ..................           3,075
     300        Mitchell Energy & Development
                  Corporation, Class A .........................          12,000
     812        Nabors Industries, Inc.* .......................          38,621
     300        NL Industries, Inc. ............................           6,994
     400        Noble Affiliates, Inc. .........................          15,500


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                ENERGY - RAW MATERIALS  (CONTINUED)
     800        Noble Drilling Corporation* ....................     $    38,800
   2,100        Occidental Petroleum Corporation ...............          45,412
     400        Penn Virginia Corporation ......................          10,925
     600        Plains All America Pipeline, L.P. ..............          11,325
   1,200        R&B Falcon Corporation* ........................          34,200
     500        Rowan Companies, Inc.* .........................          15,500
   3,600        Schlumberger, Ltd. .............................         307,125
     300        Smith International, Inc.* .....................          23,850
     500        Tidewater, Inc. ................................          20,188
   1,000        USEC, Inc. .....................................           4,375
     400        Valero Energy Corporation ......................          12,050
     600        Vastar Resources, Inc. .........................          49,650
     700        Weatherford International, Inc.* ...............          32,856
     500        Western Gas Resources, Inc. ....................          10,969
                                                                     -----------
                                                                       1,479,965
                                                                     -----------
                FOOD & AGRICULTURE - 2.4%
     100        7-Eleven, Inc.* ................................           1,338
     300        Agribrands International, Inc.* ................          11,925
     600        Andersons, Inc. ................................           5,269
   4,520        Archer-Daniels-Midland Company .................          39,835
     500        Aurora Foods, Inc.* ............................           1,937
   1,700        Bestfoods ......................................         120,062
     700        Bob Evans Farms, Inc. ..........................          11,900
   2,500        Campbell Soup Company ..........................          63,437
  15,700        Coca-Cola Company ..............................         826,212
   3,000        Coca-Cola Enterprises, Inc. ....................          55,875
   3,173        ConAgra, Inc. ..................................          58,114
     800        Del Monte Foods Company* .......................           5,250
     600        Delta & Pine Land Company ......................          14,662
     600        Dole Food Company, Inc. ........................           8,475
     100        Embrex, Inc.* ..................................           1,269
     600        Flowers Industries, Inc. .......................          13,050
     100        Fresh America Corporation* .....................             237
     300        Fresh Del Monte Produce, Inc.* .................           1,762
     200        Gehl Co. .......................................           2,863
   1,700        General Mills, Inc. ............................          54,612
     100        Griffin Land & Nurseries, Inc.* ................           1,300
     350        Group 1 Software, Inc.* ........................           6,037
   2,200        Heinz (H.J.) Company ...........................          83,875
   1,000        Hershey Foods Corporation ......................          42,688
     700        Hormel Foods Corporation .......................          10,806
   1,100        IBP, Inc. ......................................          17,669
     700        IMC Global, Inc. ...............................          10,281
     600        Interstate Bakeries Corporation ................          10,763


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                FOOD & AGRICULTURE  (CONTINUED)
     600        Keebler Foods Company* .........................     $    27,487
   2,700        Kellogg Company ................................          62,606
     400        Marsh Supermarkets, Inc., Class B ..............           4,400
     100        Maui Land & Pineapple
                  Company, Inc. ................................           2,375
     400        McCormick & Company, Inc. ......................          11,675
     200        Mississippi Chemical Corporation ...............             825
   1,900        Nabisco Group Holdings Corp. ...................          53,319
     300        Nabisco Holdings Corporation,
                  Class A ......................................          16,031
     100        Neogen Corporation* ............................             631
     100        Odwalla, Inc.* .................................             675
   1,100        Pepsi Bottling Group, Inc. .....................          34,925
   9,000        PepsiCo, Inc. ..................................         383,625
     150        Pilgrim's Pride Corp., Class A .................             769
     500        Pilgrim's Pride Corp., Class B* ................           3,406
     800        Quaker Oats Company ............................          54,350
     700        Ralcorp Holdings, Inc.* ........................           9,450
   1,800        Ralston Purina Group ...........................          40,725
     500        Sanderson Farms, Inc. ..........................           3,187
   5,500        Sara Lee Corporation ...........................         102,438
     400        Schultz Sav-O Stores, Inc. .....................           4,200
     300        Scotts Company (The), Class A* .................           9,300
     100        Seneca Foods Corporation, Class A* .............           1,300
     200        Smithfield Foods, Inc.* ........................           5,312
     400        Smucker (J.M.) Company, Class A ................           7,675
     300        Suiza Foods Corporation* .......................          15,000
     900        SUPERVALU, Inc. ................................          13,444
   2,200        Sysco Corporation ..............................          93,087
     300        Tasty Baking Company ...........................           3,394
     312        Tootsie Roll Industries, Inc. ..................          12,558
   1,500        Tyson Foods, Inc., Class A .....................          13,781
     100        Veterinary Centers of America, Inc.* ...........           1,450
     400        Village Super Market Inc., Class A* ............           4,975
   1,000        Whitman Corporation ............................          13,188
     200        Whole Foods Market, Inc.* ......................          10,100
     450        Wild Oats Markets, Inc.* .......................           4,838
     700        Wrigley (Wm.) Jr. Company ......................          51,844
                                                                     -----------
                                                                       2,559,848
                                                                     -----------
                GOLD - 0.0%***
   1,800        Homestake Mining Company .......................          10,012
   1,000        Newmont Mining Corporation .....................          18,563
                                                                     -----------
                                                                          28,575
                                                                     -----------


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                INSURANCE - 3.1%
     600        21st Century Insurance Group ...................     $     9,488
   1,700        AFLAC, Inc. ....................................          91,800
     600        Alfa Corporation ...............................          11,363
     100        Alleghany Corporation ..........................          17,444
     300        Allmerica Financial Corporation ................          18,263
   4,900        Allstate Corporation ...........................         142,406
     400        Ambac Financial Group, Inc. ....................          25,850
     500        American Financial Group, Inc. .................          12,406
   1,500        American General Corporation ...................         109,219
  14,575        American International Group, Inc. .............       1,298,997
     200        American National
                  Insurance Company ............................          12,300
     200        AmerUS Life Holdings, Inc., Class A ............           4,938
   1,500        Aon Corporation ................................          55,969
     200        Arch Capital Group Ltd.* .......................           3,038
     500        Argonaut Group, Inc. ...........................           8,250
   2,800        AXA Financial, Inc. ............................         144,900
     100        Berkley (W.R.) Corporation .....................           2,650
   1,100        Chubb Corporation ..............................          84,219
   1,000        CIGNA Corporation ..............................          97,250
     900        Cincinnati Financial Corporation ...............          34,988
   1,100        CNA Financial Corporation* .....................          43,656
     400        Commerce Group, Inc. ...........................          10,400
   2,400        Conseco, Inc. ..................................          20,250
     700        Crawford & Company, Class B ....................           8,706
     310        Delphi Financial Group, Inc.,
                  Class A* .....................................          12,826
     500        Enhance Financial Services
                  Group, Inc. ..................................           7,875
     400        Erie Indemnity Company, Class A ................          12,375
     300        FBL Financial Group, Inc., Class A .............           4,425
     667        First American
                  Financial Corporation ........................          11,006
     200        First United Corporation .......................           2,250
     800        Fremont General Corporation ....................           2,550
     200        Gallagher (Arthur J.) & Co. ....................           9,800
   1,300        Hartford Financial Services
                  Group, Inc. ..................................          86,613
     600        HCC Insurance Holdings, Inc. ...................          12,675
     200        HealthAxis, Inc.* ..............................             569
     500        Horace Mann
                  Educators Corporation ........................           7,625
     200        HSB Group, Inc. ................................           7,988
     600        I.C.H. Corporation* ............................           3,338


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                INSURANCE  (CONTINUED)
     100        Insurance Management
                  Solutions Group, Inc.* .......................     $       163
     600        Jefferson-Pilot Corporation ....................          39,713
   1,200        Lincoln National Corporation ...................          64,800
     600        Loews Corporation ..............................          48,563
   1,700        Marsh & McLennan Companies, Inc. ...............         201,875
     600        MBIA, Inc. .....................................          39,450
     115        Medical Assurance, Inc.* .......................           1,337
     200        Merchants Group, Inc. ..........................           3,475
     100        Mercury General Corporation ....................           2,744
     600        MGIC Investment Corporation ....................          35,288
     200        MONY Group, Inc.* ..............................           7,563
     200        Nationwide Financial
                  Services, Inc., Class A ......................           7,975
     600        Ohio Casualty Corporation ......................           4,425
     800        Old Republic
                  International Corporation ....................          19,150
     300        Penn Treaty American Corporation* ..............           5,363
     200        Penn-America Group, Inc. .......................           1,500
     500        Progressive Corporation ........................          37,906
     300        Protective Life Corporation ....................           8,625
     400        Reinsurance Group of
                  America, Inc. ................................          11,400
   1,200        Reliance Group Holdings, Inc. ..................             263
     600        ReliaStar Financial Corporation ................          32,288
     200        RLI Corporation ................................           7,700
     700        SAFECO Corporation .............................          18,419
     200        SCPIE Holdings, Inc. ...........................           4,350
     200        Selective Insurance Group, Inc. ................           3,588
   1,400        St. Paul Companies, Inc. .......................          66,675
     300        Superior National
                  Insurance Group, Inc.* .......................              86
     300        The PMI Group, Inc. ............................          18,600
     900        Torchmark Corporation ..........................          25,256
     200        Transatlantic Holdings, Inc. ...................          17,437
     200        Trenwick Group, Inc. ...........................           3,788
     400        UICI* ..........................................           2,650
     100        United Fire & Casualty Company .................           1,863
     300        Unitrin, Inc. ..................................           9,131
   1,557        UnumProvident Corporation ......................          33,767
     300        Zenith National Insurance Corp. ................           6,956
                                                                     -----------
                                                                       3,244,797
                                                                     -----------


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                INTERNATIONAL OIL - 2.2%
   4,100        Chevron Corporation ............................     $   346,450
  22,020        Exxon Mobil Corporation ........................       1,797,383
     600        Santa Fe International Corporation .............          23,588
   3,600        Texaco, Inc. ...................................         185,400
                                                                     -----------
                                                                       2,352,821
                                                                     -----------
                LIQUOR - 0.3%
   2,900        Anheuser-Busch Companies, Inc. .................         228,556
     200        Beringer Wine Estates
                  Holdings, Inc., Class B* .....................          11,063
     400        Brown-Forman Corporation, Class B ..............          21,200
     200        Canandaigua Brands, Inc.,
                  Class A* .....................................          10,775
     200        Coors (Adolph) Company, Class B ................          11,913
     100        Genesee Corporation, Class B ...................           3,063
                                                                     -----------
                                                                         286,570
                                                                     -----------
                MEDIA - 3.6%
     600        Ackerley Group, Inc. ...........................           6,788
     600        AMC Entertainment, Inc. ........................           1,125
   1,000        American Tower Corporation,
                  Class A ......................................          36,313
   1,398        AMFM, Inc.* ....................................          95,109
     300        At Comm Corporation* ...........................           8,100
     600        Banta Corporation ..............................          13,238
     600        Belo (A.H.) Corporation, Class A ...............          11,475
     100        BHC Communications, Inc.,
                  Class A* .....................................          15,300
     800        Cablevision Systems
                Corporation, Class A* ..........................          53,800
     800        Carmike Cinemas, Inc., Class A* ................             550
     900        Charter Communications, Inc.,
                  Class A* .....................................          13,781
     209        Chris-Craft Industries, Inc.* ..................          16,354
     400        Citadel Communications
                  Corporation* .................................           8,200
   2,641        Clear Channel
                  Communications, Inc.* ........................         191,142
     600        CNET Networks, Inc.* ...........................          20,100
   5,620        Comcast Corporation,
                  Special Class A ..............................         209,345
   3,538        Cox Communications, Inc., Class A* .............         125,820
   1,300        Crown Castle
                  International Corporation* ...................          45,094
  13,100        Disney (Walt) Company ..........................         510,081
     900        Donnelley (R.R.) & Sons Company ................          23,175


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MEDIA  (CONTINUED)
     600        Dow Jones & Company, Inc. ......................     $    37,538
   1,600        EchoStar Communications
                  Corporation, Class A* ........................          78,000
     400        Efficient Networks, Inc.* ......................          21,494
     100        Emmis Communications
                  Corporation, Class A* ........................           3,281
     100        Entercom Communications
                  Corporation* .................................           4,131
     300        Express Scripts, Inc., Class A* ................          21,356
   1,100        Fox Entertainment
                  Group, Inc., Class A* ........................          31,831
   1,600        Gannett Company, Inc. ..........................          90,600
   1,100        Gray Communications
                  System, Inc., Class B ........................          11,206
     500        Harte-Hanks, Inc. ..............................          12,563
     600        Hispanic Broadcasting Corporation* .............          15,413
     900        Hollinger International Inc. ...................          14,738
     400        IDG Books Worldwide, Inc.,
                  Class A* .....................................           3,613
     200        ImageX.com, Inc.* ..............................             894
   2,350        Infinity Broadcasting
                  Corporation, Class A* ........................          89,006
     200        Intraware, Inc.* ...............................           2,100
     500        Journal Register Company* ......................           8,250
     350        Key3Media Group, Inc.* .........................           2,647
     400        Knight-Ridder, Inc. ............................          21,850
     200        Launch Media, Inc.* ............................           1,513
     400        Lee Enterprises, Inc. ..........................          11,200
     400        Liberty Digital, Inc., Class A* ................           9,900
     800        Loews Cineplex
                  Entertainment Corporation* ...................           1,450
     500        McClatchy Company, Class A .....................          17,906
   1,200        McGraw-Hill Companies, Inc. ....................          74,325
     200        Media General, Inc., Class A ...................          10,300
     700        Mediacom Communications
                  Corporation* .................................           9,964
     200        Medialink Worldwide, Inc.* .....................           1,350
     300        Meredith Corporation ...........................           8,194
   1,300        Metro-Goldwyn-Mayer, Inc.* .....................          33,313
     100        N2H2, Inc.* ....................................             306
   1,200        New York Times Company, Class A ................          47,025
     100        NewsEdge Corporation* ..........................             213
     900        OnHealth Network Company* ......................           2,841
     500        Playboy Enterprises, Inc., Class B* ............           7,344
     462        Price Communications Corporation* ..............           9,471
     900        PRIMEDIA, Inc.* ................................          16,088


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MEDIA  (CONTINUED)
     200        Quipp, Inc. ....................................     $     4,700
     700        Reader's Digest
                  Association, Inc., Class A ...................          26,950
     500        Scripps (E.W.) Company, Class A ................          25,344
     100        Sinclair Broadcast
                  Group, Inc., Class A* ........................           1,206
     100        Tag-It Pacific, Inc.* ..........................             469
   8,300        Time Warner, Inc. ..............................         709,650
   1,901        Tribune Company ................................          67,842
   2,000        USA Networks, Inc.* ............................          48,125
     300        Valassis Communications, Inc.* .................           8,662
     600        ValueVision International, Inc.,
                  Class A* .....................................          17,587
   9,606        Viacom, Inc., Class B* .........................         646,604
     100        Washington Post Company, Class B ...............          50,900
     800        Westwood One, Inc. .............................          22,250
     600        Wiley (John) & Sons, Inc., Class A .............          11,925
     700        Ziff-Davis, Inc.-ZD* ...........................           7,700
                                                                     -----------
                                                                       3,788,018
                                                                     -----------
                MISCELLANEOUS - 1.0%
     100        @plan.com, Inc.* ...............................             606
     100        1-800-FLOWERS.COM, Inc.* .......................             525
     100        3Dshopping.com* ................................             813
     200        Aclara Biosciences Inc.* .......................           7,800
     600        Acme Communications, Inc.* .....................           8,475
     100        Alaska Communications
                  Systems Holdings, Inc.* ......................             809
     300        Alteon Websystems, Inc.* .......................          44,400
     450        ANC Rental Corporation* ........................           3,150
      50        Avenue A, Inc.* ................................             406
     400        Be Free, Inc.* .................................           2,425
     500        Be, Inc.* ......................................           2,328
     100        billserv.com, Inc.* ............................             825
     200        BlackRock, Inc.* ...............................           8,200
     100        Bluestone Software, Inc.* ......................           2,338
     100        Braun Consulting, Inc.* ........................           1,625
     200        Breakaway Solutions, Inc.* .....................           2,975
     100        C-bridge Internet Solutions, Inc.* .............           1,688
     300        Caldera Systems, Inc.* .........................           2,325
   1,000        Capitol Federal Financial ......................          14,500
     450        Choice One Communications, Inc.* ...............           7,200
     100        Cobalt Group, Inc.* ............................             519
   1,100        Commerce One, Inc.* ............................          68,784
     800        Continuus Software Corporation* ................           1,800


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS  (CONTINUED)
     600        Corinthian Colleges, Inc.* .....................     $    32,400
     100        CyBear, Inc.* ..................................             275
     200        Data Return Corporation* .......................           3,984
     300        Dendreon Corporation* ..........................           6,150
     500        Digital Island, Inc.* ..........................          14,844
     200        Ditech Communications
                  Corporation* .................................          11,800
     500        DSL.net, Inc.* .................................           3,063
     300        E-LOAN, Inc.* ..................................           1,041
     200        E.piphany, Inc.* ...............................          20,800
     100        Educational Video
                  Conferencing, Inc.* ..........................           1,438
     300        eMagin Corporation* ............................           2,907
     700        Extreme Networks, Inc.* ........................          65,144
     400        Fairchild Semiconductor
                  International Corp., Class A* ................          15,900
     100        FiberNet Telecom Group, Inc.* ..................           1,700
     900        Finisar Corporation* ...........................          41,738
     700        Frontline Capital Group* .......................          12,294
     100        Gabelli Asset Management, Inc.,
                  Class A* .....................................           3,013
     100        garden.com, Inc.* ..............................             169
     100        GlobalNet Financial.com, Inc. ..................             988
     300        GoAmerica, Inc.* ...............................           3,281
     700        i3 Mobile, Inc.* ...............................           6,344
     400        iBeam Broadcasting Corporation* ................           4,250
     200        Informatica Corporation* .......................          20,000
   1,600        InfoSpace.com, Inc.* ...........................          62,400
     300        Interactive Intelligence, Inc.* ................          13,294
     100        InterCept Group, Inc.* .........................           2,325
     100        Internet America, Inc.* ........................             375
     200        Internet Capital Group, Inc.* ..................           6,975
     100        Interspeed, Inc.* ..............................           1,144
     200        InterWorld Corporation* ........................           4,025
     500        ixL Enterprises, Inc.* .........................           4,781
   1,800        John Hancock Financial
                  Services, Inc.* ..............................          45,450
     300        Lexicom Genetics, Inc. .........................           9,975
     200        Liquid Audio, Inc.* ............................           1,394
     300        Mail.com, Inc.* ................................           1,894
     100        Management Network Group, Inc.* ................           2,006
     100        Media Metrix, Inc.* ............................           2,475
     300        MicroFinancial, Inc. ...........................           2,944
     400        National Information
                  Consortium, Inc.* ............................           3,800


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS  (CONTINUED)
     400        NaviSite, Inc.* ................................     $    19,250
     100        NetCreations, Inc.* ............................           2,113
     100        Netgateway, Inc.* ..............................             116
     100        Netsol International, Inc.* ....................           2,600
     300        Network Access Solutions
                  Corporation* .................................           2,381
     700        NetZero, Inc.* .................................           2,953
     300        Neuberger Berman, Inc. .........................          17,756
     100        Niku Corporation* ..............................           2,706
     200        On2.com, Inc.* .................................             696
     100        onlinetradinginc.com Corporation* ..............             525
     100        OraPharma, Inc.* ...............................           1,138
     200        OTG Software, Inc.* ............................           4,475
   3,511        Palm, Inc.* ....................................         154,484
     200        Paradyne Networks, Inc.* .......................           4,288
     300        Pennaco Energy, Inc.* ..........................           4,725
     500        Phone.com, Inc.* ...............................          46,219
     100        ProcureNet Inc.* ...............................              15
     100        Promotions.com, Inc.* ..........................             388
     500        Radio One, Inc.* ...............................          10,531
     100        Rudolph Technologies, Inc.* ....................           4,000
     200        Sage, Inc.* ....................................           1,800
     800        Sagent Technology, Inc.* .......................           8,500
     100        Sangamo BioSciences, Inc.* .....................           4,925
     100        Security of Pennsylvania
                  Finance Corp. ................................           1,703
     780        SEMA Group plc - ADR* ..........................          28,762
     200        Sequoia Software Corporation* ..................           2,250
     300        Silicon Image, Inc.* ...........................          11,025
     700        Smith-Gardner & Associates, Inc.* ..............           2,800
     442        Too, Inc.* .....................................          10,884
     100        Travelocity.com, Inc.* .........................           1,375
     100        TriZetto Group, Inc.* ..........................           1,025
     200        U.S. Interactive, Inc.* ........................           1,563
     100        United Therapeutics Corporation* ...............           8,636
     100        Universal Access, Inc.* ........................           1,581
     200        Uproar, Inc.* ..................................           1,300
     100        US SEARCH.com, Inc.* ...........................             172
     700        Valley Media, Inc.* ............................           1,925
     100        Viador, Inc.* ..................................             925
     200        Vicinity Corporation* ..........................           2,225
     800        Virologic, Inc.* ...............................          16,300
     800        Visteon Corporation ............................          12,550
     900        Vitria Technology, Inc.* .......................          42,300
     200        Web Street, Inc.* ..............................             500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS  (CONTINUED)
     200        Webvan Group, Inc.* ............................     $       800
     300        Williams Communications
                  Group, Inc.* .................................           8,813
     600        Wit Soundview Group, Inc.* .....................           5,550
     300        Women.com Networks, Inc.* ......................             994
                                                                     -----------
                                                                       1,085,838
                                                                     -----------
                MISCELLANEOUS FINANCE - 7.2%
     115        1st Source Corporation .........................           2,142
     100        Acadiana Bancshares, Inc. ......................           1,538
     300        Airlease Ltd. - LP .............................           3,600
     200        Alexandria Real Estate Equities, Inc. ..........           7,000
   1,200        Alliance Capital Management
                  Holding L.P. .................................          62,100
     600        AMB Property Corporation .......................          14,513
     500        AMCORE Financial, Inc. .........................           9,031
     100        American Bank of Connecticut ...................           1,850
   8,500        American Express Company .......................         502,563
     100        American Industrial Properties REIT ............           1,356
     600        AmeriCredit Corporation* .......................          16,575
   1,200        Ameritrade Holding
                  Corporation, Class A* ........................          22,575
     500        Amli Residential Properties Trust ..............          12,375
     372        Apartment Investment &
                  Management Company, Class A ..................          16,694
     700        Archstone Communities Trust ....................          17,238
     400        Arden Realty, Inc. .............................          10,200
     300        ARM Financial Group, Inc., Class A .............               1
     100        ASB Financial Corporation ......................             981
   4,400        Associates First Capital
                  Corporation, Class A .........................         123,750
     300        Astoria Financial Corporation ..................          10,538
     400        Avalonbay Communities, Inc. ....................          17,875
     500        Bay View Capital Corporation ...................           4,875
     655        Bear Stearns Companies, Inc. ...................          43,926
     306        Berkshire Hathaway, Inc., Class B* .............         585,378
     200        BISYS Group, Inc.* .............................          15,062
     500        Brandywine Realty Trust ........................          10,250
     400        BRE Properties, Inc., Class A ..................          11,675
     120        BT Financial Corporation .......................           2,160
     400        Cadiz, Inc.* ...................................           3,875
     400        Camden Property Trust ..........................          11,975
   1,200        Capital One Financial Corporation ..............          72,375
     400        CarrAmerica Realty Corporation .................          11,625
     900        Cash America International, Inc. ...............           6,750


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS FINANCE  (CONTINUED)
     300        Cathay Bancorp, Inc. ...........................     $    14,963
     100        CBL & Associates Properties, Inc. ..............           2,388
     100        CCF Holding Cmpany .............................           1,088
     300        CenterPoint Properties Corporation .............          13,144
   1,553        Charter One Financial, Inc. ....................          36,884
   1,800        CIT Group, Inc., Class A .......................          31,500
  28,467        Citigroup, Inc. ................................       1,661,742
     300        Citizens First Financial Corp. .................           3,975
     200        Classic Bancshares, Inc. .......................           2,050
     600        Cohoes Bancorp, Inc. ...........................           9,600
     300        Colonial Properties Trust ......................           8,025
     200        Columbia Financial of
                  Kentucky, Inc. ...............................           1,750
     700        Commercial Federal Corporation .................          12,644
     300        CompuCredit Corporation* .......................          11,888
     700        Countrywide Credit Industries, Inc. ............          26,513
     300        Cousins Properties, Inc. .......................          12,338
     600        Crescent Real Estate
                  Equities Company .............................          13,275
     225        CVB Financial Corporation ......................           3,600
     700        Dime Bancorp, Inc. .............................          12,862
     800        Donaldson, Lufkin, & Jenrette, Inc. ............          70,800
     400        Downey Financial Corporation ...................          13,400
   2,000        E*TRADE Group, Inc.* ...........................          35,500
     300        Eaton Vance Corporation ........................          14,531
     500        Edwards (A.G.), Inc. ...........................          26,000
   1,998        Equity Office Properties Trust .................          57,692
     777        Equity Residential Properties Trust ............          37,296
   6,400        Fannie Mae .....................................         344,000
     400        Farm Family Holdings, Inc.* ....................          12,050
     750        Federated Investors, Inc., Class B .............          17,578
     200        FFD Financial Corporation ......................           2,013
     200        Fidelity Holdings, Inc.* .......................             269
     300        Financial Federal Corporation* .................           6,375
   1,400        FINOVA Group, Inc. .............................           9,713
     264        First Federal Bankshares, Inc. .................           2,475
     300        First Financial Corporation ....................           9,300
     300        First Northern Capital Corporation .............           4,163
     500        First Washington Realty Trust, Inc. ............          10,063
     100        FirstCity Financial Corporation* ...............             200
     300        Flagstar Bancorp, Inc. .........................           3,525
     100        Flushing Financial Corporation .................           1,506
   1,500        Franklin Resources, Inc. .......................          57,000
   4,300        Freddie Mac ....................................         181,138
     200        G&L Realty Corporation .........................           1,513


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS FINANCE  (CONTINUED)
     100        Gables Residential Trust .......................     $     2,775
     462        Glacier Bancorp, Inc. ..........................           5,862
     100        Glenborough Realty Trust, Inc. .................           1,863
     600        Golden State Bancorp, Inc.* ....................          12,075
   1,000        Golden West Financial Corporation ..............          47,625
     500        Goldman Sachs Group, Inc. ......................          64,031
     400        Golf Trust of America, Inc. ....................           5,675
     100        GraphOn Corporation* ...........................             625
     100        Grove Property Trust ...........................           1,631
     400        GS Financial Corporation .......................           5,200
     100        Guaranty Financial Corporation .................             713
     400        Health Care Property Investors, Inc. ...........          10,525
     400        Health Care REIT, Inc. .........................           7,225
     300        Henry (Jack) & Associates ......................          13,313
     300        HF Financial Corporation .......................           2,775
     500        Highwoods Properties, Inc. .....................          12,031
     100        Home Bancorp ...................................           1,925
   2,900        Household International, Inc. ..................         139,200
     700        HRPT Properties Trust ..........................           4,769
     300        Innkeepers USA Trust ...........................           3,113
     212        International Bancshares
                  Corporation ..................................           6,506
   1,800        InterWest Bancorp, Inc. ........................          23,850
     259        Investment Technology
                  Group, Inc.* .................................          12,432
     200        Investors Title Cmpany .........................           2,250
     664        iStar Financial, Inc. ..........................          13,903
     200        ITLA Capital Corporation* ......................           2,800
     100        Jacksonville Bancorp, Inc. .....................           1,363
     400        Jefferies Group, Inc. ..........................          12,175
     200        John Nuveen Company, Class A ...................           9,075
     200        JP Realty, Inc. ................................           3,550
     300        Keystone Property Trust ........................           3,750
     300        Kimco Realty Corporation .......................          12,188
     700        Klamath First Bancorp, Inc. ....................           8,400
     700        Knight Trading Group, Inc.* ....................          21,962
     500        Koger Equity, Inc. .............................           8,563
     300        LabOne, Inc. ...................................           2,419
     300        Legg Mason, Inc. ...............................          15,825
     800        Lehman Brothers Holdings, Inc. .................         116,000
     400        Leucadia National Corporation ..................          10,450
     400        Liberty Financial Companies, Inc. ..............           9,450
     500        Liberty Property Trust .........................          13,063
     600        LTC Properties, Inc. ...........................           2,438
     500        MDC Holdings, Inc. .............................          12,531


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS FINANCE  (CONTINUED)
     500        Mack-Cali Realty Corporation ...................     $    13,094
     300        Mahaska Investment Company .....................           2,269
     800        Mail-Well, Inc.* ...............................           5,800
     300        Manufactured Home
                  Communities, Inc. ............................           7,088
     100        Matrix Bancorp, Inc.* ..........................             669
   5,400        MBNA Corporation ...............................         190,688
   2,400        Merrill Lynch & Company, Inc. ..................         348,000
     300        MessageMedia, Inc.* ............................           1,078
   1,500        MetLife, Inc.* .................................          36,469
     200        Midas, Inc. ....................................           3,400
     300        Mississippi Valley Bancshares, Inc. ............           7,650
     300        Morgan Keegan, Inc. ............................           6,019
   7,200        Morgan Stanley Dean
                  Witter & Company .............................         774,450
     100        MSB Financial, Inc. ............................             906
     200        National Golf Properties, Inc. .................           4,100
     300        New Century Financial Corporation* .............           3,431
     800        New Plan Excel Realty Trust, Inc. ..............          11,050
     400        NextCard, Inc.* ................................           3,288
     420        Northrim Bank ..................................           3,649
     400        Nvest, L.P. ....................................          15,625
     100        Oregon Trail Financial Corp. ...................           1,113
     200        Pacific Capital Bancorp ........................           5,363
     900        Paine Webber Group, Inc. .......................          64,350
     400        Parkway Properties, Inc. .......................          12,700
     200        Penford Corporation ............................           3,638
     300        Peoples Holding Company ........................           6,094
     200        Philips International Realty Corp. .............           3,400
     200        PHS Bancorp, Inc. ..............................           2,013
     200        PMC Commercial Trust, SBI ......................           2,075
     600        Point West Capital Corporation* ................           1,613
     700        Price (T. Rowe) Associates, Inc. ...............          31,675
   1,600        Prison Realty Trust, Inc.* .....................           3,800
   1,010        ProLogis Trust .................................          23,104
     200        PS Financial, Inc. .............................           2,213
     686        Public Storage, Inc. ...........................          16,721
     231        PVF Capital Corp. ..............................           2,296
     300        Radian Group, Inc. .............................          18,638
     400        Raymond James Financial, Inc. ..................          11,400
     400        Realty Income Corporation ......................           9,100
     300        Reckson Associates
                  Realty Corporation ...........................           7,294
     600        Redwood Trust, Inc.* ...........................           9,488
     700        Regency Realty Corporation .....................          15,838


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
     STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS FINANCE  (CONTINUED)
     300        Resource Bancshares
                Mortgage Group, Inc. ...........................     $     1,556
     300        RFS Hotel Investors, Inc. ......................           3,750
     450        Santander BanCorp ..............................           5,287
   8,564        Schwab (Charles) Corporation ...................         327,038
     400        Security Capital Group, Inc.,
                  Class B* .....................................           6,800
      70        Senior Housing Properties Trust ................             639
     300        Siebert Financial Corp. ........................           2,719
     700        SierraCities.com, Inc.* ........................           2,100
     300        Smith Charles E. Residential
                  Realty, Inc. .................................          12,338
     100        SNB Bancshares, Inc. ...........................           1,300
     100        Southern Banc Company, Inc. ....................           1,106
     363        Southwest Securities Group, Inc. ...............          12,047
   1,700        Sovereign Bancorp, Inc. ........................          14,450
     500        Spieker Properties, Inc. .......................          27,313
     100        Stan Lee Media, Inc.* ..........................           1,000
     300        Stewart Information
                  Services Corporation .........................           4,031
   1,400        Stilwell Financial, Inc.* ......................          67,725
     200        Tarragon Realty Investors, Inc. ................           2,150
     400        Taubman Centers, Inc. ..........................           4,375
     400        TCF Financial Corporation ......................          13,125
     236        Transcontinental Realty
                  Investors, Inc. ...............................          2,980
     600        Tucker Anthony Sutro Corporation ...............          14,138
     700        United Asset
                  Management Corporation .......................          17,150
   1,000        United Dominion Realty Trust, Inc. .............          10,813
     400        UnitedGlobalCom Inc., Class A* .................          15,325
     400        Universal Health Realty
                  Income Trust .................................           7,025
     900        USA Education, Inc. ............................          35,269
     200        W Holding Company, Inc. ........................           1,888
     450        Waddell & Reed Financial,
                  Inc., Class A ................................          15,694
     310        Washington Federal, Inc. .......................           6,433
   3,300        Washington Mutual, Inc. ........................         115,500
     100        Washington Real Estate
                  Investment Trust .............................           1,919
     404        Webster Financial Corporation ..................           9,961
     300        Weingarten Realty Investors ....................          12,150
     100        Wesley Jessen VisionCare, Inc.* ................           3,763
     800        Westfield America, Inc. ........................          11,950


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                MISCELLANEOUS FINANCE  (CONTINUED)
     100        Winfield Capital Corp.* ........................     $     1,238
                                                                     -----------
                                                                       7,587,338
                                                                     -----------
                MOTOR VEHICLES - 1.1%
     400        A.S.V., Inc.* ..................................           5,350
     450        ArvinMeritor, Inc.* ............................           7,425
     200        Autoweb.com, Inc.* .............................             344
     300        BorgWarner, Inc. ...............................          10,313
     900        Coachmen Industries, Inc. ......................          10,012
     400        CSK Auto Corporation* ..........................           2,175
     300        Cummins Engine Company, Inc. ...................          10,650
     800        Dana Corporation ...............................          19,750
   3,276        Delphi Automotive
                  Systems Corporation ..........................          53,849
     500        Donaldson Company, Inc. ........................          10,563
     500        Eaton Corporation ..............................          33,188
     400        Federal-Mogul Corporation ......................           4,125
     500        Fleetwood Enterprises, Inc. ....................           6,844
  11,834        Ford Motor Company .............................         286,225
   3,400        General Motors Corporation .....................         245,438
   4,400        General Motors Corporation,
                  Class H ......................................         145,750
     700        Gentex Corporation* ............................          18,112
   1,100        Genuine Parts Company ..........................          22,619
   1,900        Harley-Davidson, Inc. ..........................          94,644
   2,600        Hertz Technology Group, Inc.* ..................           6,988
     100        Keystone Automotive
                  Industries, Inc.* ............................             563
     300        Lear Corporation* ..............................           6,469
     400        Navistar International Corporation .............          15,000
     200        Noble International, Ltd.* .....................           1,763
     600        O'Reilly Automotive, Inc.* .....................           9,150
     300        Oshkosh Truck Corporation ......................          10,650
     600        Rush Enterprises, Inc.* ........................           3,975
     400        Sonic Automotive, Inc.* ........................           4,225
     200        SPX Corporation ................................          32,800
     300        Stoneridge, Inc.* ..............................           3,112
     300        Superior Industries
                  International, Inc. ..........................           9,731
     100        Thor Industries, Inc. ..........................           2,331
     600        United Rentals, Inc.* ..........................          12,450
     300        Winnebago Industries, Inc. .....................           3,844
                                                                     -----------
                                                                       1,110,427
                                                                     -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                NON-DURABLE & ENTERTAINMENT - 0.8%
     300        Action Performance
                  Companies, Inc.* .............................     $     1,200
     700        American Greetings
                  Corporation, Class A .........................          13,037
     400        Applebee's International, Inc. .................           9,075
     300        Ark Restaurants Corporation* ...................           2,400
     200        barnesandnoble.com, inc.* ......................             800
     100        Blaze Software, Inc.* ..........................           1,887
     200        Boston Celtics, L.P.* ..........................           1,812
     210        Bowl America, Inc., Class A ....................           1,706
     400        Brinker International, Inc.* ...................          12,700
     100        Canterbury Park
                  Holding Corporation* .........................             800
     300        Catalina Marketing Corporation* ................          12,806
     800        CBRL Group, Inc.* ..............................           9,650
     450        CEC Entertainment, Inc.* .......................          12,994
     400        Cedar Fair, L.P. ...............................           7,200
     200        Centillium Commuications, Inc.* ................          14,900
     300        Churchill Downs, Inc. ..........................           7,087
     600        CKE Restaurants, Inc. ..........................           2,400
     200        Cooker Restaurant Corporation ..................             225
     700        Darden Restaurants, Inc. .......................          12,381
     600        Dave & Buster's, Inc.* .........................           4,800
     400        Diedrich Coffee, Inc.* .........................             725
     100        Dixon Ticonderoga Company* .....................             450
     800        Dover Downs Entertainment, Inc. ................           8,050
     400        Electronic Arts, Inc.* .........................          43,175
     633        Energizer Holdings, Inc.* ......................          12,502
     200        Factory 2-U Stores, Inc.* ......................           6,912
     300        Fastenal Company ...............................          19,162
   1,200        Fortune Brands, Inc. ...........................          30,600
     450        Fossil, Inc.* ..................................           7,847
     500        Frisch's Restaurants, Inc. .....................           5,750
     400        Harcourt General, Inc. .........................          23,725
     950        Hasbro, Inc. ...................................          11,697
     500        Hollywood.com, Inc.* ...........................           4,187
     300        Huffy Corporation ..............................           3,319
     200        Il Fornaio Corporation* ........................           1,625
     600        International Game Technology* .................          17,400
     512        International Speedway
                  Corporation, Class A .........................          17,344
     500        Jack in the Box, Inc.* .........................          11,031
     300        Kreisler Manufacturing Corporation* ............           1,219
     600        Luby's, Inc. ...................................           3,300
   2,480        Mattel, Inc. ...................................          24,490


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                NON-DURABLE & ENTERTAINMENT  (CONTINUED)
   8,400        McDonald's Corporation .........................     $   250,950
     500        Moore Medical Corp.* ...........................           3,469
     200        Movado Group, Inc. .............................           2,800
     500        MP3.com, Inc.* .................................           4,125
   1,736        Newell Rubbermaid, Inc. ........................          45,027
     500        Outback Steakhouse, Inc.* ......................          11,469
     400        Piccadilly Cafeterias, Inc. ....................             950
     400        Richton International Corporation* .............           7,450
     100        Riviana Foods, Inc. ............................           1,712
     900        Ruby Tuesday, Inc. .............................          11,250
   2,200        Service Corporation International* .............           5,087
     500        Sotheby's Holdings, Inc., Class A ..............          10,344
     100        Star Buffet, Inc.* .............................             306
   1,100        Starbucks Corporation* .........................          40,287
     900        Stewart Enterprises, Inc., Class A .............           2,869
   1,100        Tricon Global Restaurants, Inc.* ...............          32,037
     600        Tupperware Corporation .........................          12,112
     200        Ulticom, Inc.* .................................          11,850
     700        Wendy's International, Inc. ....................          13,212
                                                                     -----------
                                                                         851,676
                                                                     -----------
                NON-FERROUS METALS - 0.3%
   5,348        Alcoa, Inc. ....................................         177,821
     100        Chase Industries, Inc.* ........................             875
     400        Commercial Metals Company ......................          11,175
     300        Commonwealth Industries, Inc. ..................           1,519
     700        Engelhard Corporation ..........................          13,125
     300        FirstWorld Communications, Inc.,
                  Class B* .....................................             956
     900        Freeport-McMoRan Copper
                & Gold, Inc., Class B* .........................           8,831
     500        Mueller Industries, Inc.* ......................          15,781
     420        Phelps Dodge Corporation .......................          18,690
     450        Reliance Steel & Aluminum Co. ..................           9,281
     500        Southern Peru Copper Corp. .....................           6,969
     100        United Park City Mines Company* ................           1,900
     300        Wolverine Tube, Inc.* ..........................           4,988
                                                                     -----------
                                                                         271,911
                                                                     -----------
                OPTICAL & PHOTO - 0.7%
   1,773        Corning, Inc. ..................................         581,433
     200        CPI Corporation ................................           4,875
   2,000        Eastman Kodak Company ..........................         124,500
     400        Imation Corporation* ...........................           8,900
     700        Ingram Micro, Inc., Class A* ...................          10,500
     125        Photronics, Inc.* ..............................           3,664

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                OPTICAL & PHOTO  (CONTINUED)
     200        Zygo Corporation* ..............................     $    15,875
                                                                     -----------
                                                                         749,747
                                                                     -----------
                PAPER & FOREST PRODUCTS - 0.6
     400        Boise Cascade Corporation ......................          11,950
     300        Bowater, Inc. ..................................          15,413
     600        Caraustar Industries, Inc. .....................           9,263
     100        Chesapeake Corporation .........................           2,388
     500        Consolidated Papers, Inc. ......................          19,656
     100        CSS Industries, Inc.* ..........................           2,050
     800        EarthShell Corporation* ........................           1,600
     500        FiberMark, Inc.* ...............................           5,438
   1,200        Fort James Corporation .........................          37,950
     400        Georgia Pacific Corporation
                  (Timber Group) ...............................          11,725
   1,000        Georgia-Pacific Group ..........................          26,750
   3,192        International Paper Company ....................         101,745
   3,474        Kimberly-Clark Corporation .....................         203,229
     600        Longview Fibre Company .........................           6,825
     700        Lydall, Inc.* ..................................           8,444
     500        Mead Corporation ...............................          13,406
     800        Packaging Corp of America* .....................           9,350
     400        Potlatch Corporation ...........................          13,450
     400        Rayonier, Inc. .................................          16,625
   2,000        Smurfit-Stone
                  Container Corporation* .......................          26,250
     400        Temple-Inland, Inc. ............................          16,975
     400        The St. Joe Company ............................          11,725
     500        Westvaco Corporation ...........................          13,688
   1,400        Weyerhaeuser Company ...........................          64,838
     600        Willamette Industries, Inc. ....................          18,300
                                                                     -----------
                                                                         669,033
                                                                     -----------
                PRODUCER GOODS - 5.2%
     808        Albany International
                  Corporation, Class A .........................          11,262
     400        American Standard Companies, Inc.* .............          18,525
     400        AMETEK, Inc. ...................................           8,550
     600        Applied Industrial Technologies, Inc. ..........          10,163
     800        Applied Micro Circuits Corporation* ............         162,350
     300        Applied Power, Inc., Class A ...................           1,481
     700        Astec Industries, Inc.* ........................          13,738
     100        Ault, Inc.* ....................................             800
     700        Avery Dennison Corporation .....................          37,844
     600        Axcelis Technologies, Inc.* ....................          10,838
     500        Baldor Electric Company ........................           9,813


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                PRODUCER GOODS  (CONTINUED)
     400        Blyth Industries, Inc.* ........................     $     9,375
     500        Capstone Turbine Corporation* ..................          46,156
   2,100        Caterpillar, Inc. ..............................          77,175
     200        Chicago Rivet & Machine Co. ....................           4,125
     300        Cognex Corporation* ............................          12,000
     500        Comfort Systems USA, Inc.* .....................           2,750
     600        Cooper Industries, Inc. ........................          21,188
     300        Curtiss-Wright Corporation .....................          13,631
     100        Daisytek International Corporation* ............             688
   1,400        Deere & Company ................................          46,113
     150        Diamond Technology Partners, Inc.* .............           9,572
   1,200        Dover Corporation ..............................          58,650
   1,500        DT Industries, Inc. ............................          14,813
     450        Eastern Company (The) ..........................           6,413
     100        Edelbrock Corporation ..........................           1,075
   2,700        Emerson Electric Company .......................         178,706
     750        Encompass Services Corporation* ................           4,125
     500        Federal Signal Corporation .....................          10,781
     500        Fisher Scientific International, Inc.* .........          10,969
     500        Flowserve Corporation ..........................           9,250
     200        FMC Corporation ................................          13,563
     200        Franklin Electric Company, Inc. ................          13,050
  62,400        General Electric Company .......................       3,662,100
     500        Grainger (W.W.), Inc. ..........................          14,438
     400        Hanover Compressor Company* ....................          12,700
     400        Harsco Corporation .............................          11,125
     500        HON INDUSTRIES, Inc. ...........................          13,469
   5,075        Honeywell International, Inc. ..................         195,705
     500        Hubbell, Inc., Class B .........................          12,938
     300        IDEX Corporation ...............................           9,113
   1,823        Illinois Tool Works, Inc. ......................         102,202
   1,000        Ingersoll-Rand Company .........................          45,563
     200        Invivo Corporation .............................           2,375
   1,200        Jabil Circuit, Inc.* ...........................          76,575
     700        JLG Industries, Inc. ...........................           8,094
     500        Johnson Controls, Inc. .........................          26,719
     400        Kaydon Corporation .............................           8,825
     400        Kennametal, Inc. ...............................          10,250
     200        Lancer Corporation* ............................             800
     400        Lanier Worldwide, Inc.* ........................             400
     300        Lattice Semiconductor Corporation* .............          23,363
     100        Libbey, Inc. ...................................           3,281
     400        MagneTek, Inc.* ................................           4,250
     350        Manitowoc Company, Inc. ........................           8,028
     400        Marine Drilling Companies, Inc.* ...............          10,875


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                PRODUCER GOODS  (CONTINUED)
     500        MascoTech, Inc. ................................     $     8,281
     300        MasTec, Inc.* ..................................          10,800
     200        Material Sciences Corporation* .................           2,100
     500        Micrel, Inc.* ..................................          38,219
     500        Milacron, Inc. .................................           7,719
     500        Miller (Herman), Inc. ..........................          15,969
     300        Millipore Corporation ..........................          18,263
     100        Misonix, Inc.* .................................             788
     200        Nordson Corporation ............................          12,950
     200        Norstan, Inc.* .................................             638
     400        Nortek, Inc.* ..................................           8,175
     400        Oceaneering International, Inc.* ...............           6,975
     700        Pall Corporation ...............................          14,963
     729        Parker-Hannifin Corporation ....................          25,378
     500        Park-Ohio Holdings Corporation* ................           5,156
     400        Penn Engineering &
                  Manufacturing Corporation ....................          13,325
     400        Pentair, Inc. ..................................          13,000
     300        Plug Power, Inc.* ..............................          13,425
     200        Precision Castparts Corp. ......................          15,200
     500        Primex Technologies, Inc. ......................          12,125
     700        Roper Industries, Inc. .........................          22,663
     800        Safeguard Scientifics, Inc.* ...................          22,850
     300        Scott Technologies, Inc.* ......................           5,681
     300        Snap-on, Inc. ..................................           9,244
     300        Standex International Corporation ..............           5,569
     100        Steelcase, Inc. ................................           1,656
     300        Strattec Security Corporation* .................          10,388
     300        Tech/Ops Sevcon, Inc. ..........................           3,281
     200        Tecumseh Products Company,
                  Class A ......................................           7,950
     100        Tenneco Automotive, Inc. .......................             713
     700        Timken Company .................................          11,419
     600        Trinity Industries, Inc. .......................          11,625
     100        Twin Disc, Inc. ................................           1,663
     800        U.S. Industries, Inc. ..........................          10,200
     100        U.S.A. Floral Products, Inc.* ..................              44
     400        UCAR International, Inc.* ......................           5,450
     800        Valhi, Inc. ....................................          10,250
     600        Valmont Industries, Inc. .......................          11,363
     200        Watsco, Inc. ...................................           2,550
     200        Zebra Technologies Corporation,
                Class A* .......................................          10,800
                                                                     -----------
                                                                       5,521,528
                                                                     -----------


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                RAILROAD & SHIPPING - 0.2%
     200        Alexander & Baldwin, Inc. ......................     $     5,263
   2,800        Burlington Northern
                  Santa Fe Corporation .........................          62,650
   1,300        CSX Corporation ................................          31,038
     300        Florida East Coast Industries, Inc. ............          13,088
     300        GATX Corporation ...............................          12,206
     200        Greenbrier Companies, Inc. .....................           1,650
     100        International Shipholding
                  Corporation ..................................             719
     400        Kansas City Southern
                  Industries, Inc. .............................           3,700
     300        Newport News Shipbuilding, Inc. ................          12,750
   2,200        Norfolk Southern Corporation ...................          35,338
     600        Transport Corporation
                  of America, Inc.* ............................           4,500
   1,500        Union Pacific Corporation ......................          59,625
     400        Wabtec Corporation .............................           4,150
     500        Wisconsin Central
                  Transportation Corporation* ..................           6,688
                                                                     -----------
                                                                         253,365
                                                                     -----------
                REAL PROPERTY - 0.2%
     100        American Retirement Corporation* ...............             525
     400        Boston Properties, Inc. ........................          16,175
     900        Burnham Pacific Properties, Inc. ...............           5,400
     900        Catellus Development Corporation* ..............          16,088
     400        CB Richard Ellis Services, Inc.* ...............           4,200
     100        Center Trust, Inc. .............................             575
     676        Duke-Weeks Realty Corporation ..................          16,055
     600        Fairfield Communities, Inc.* ...................           4,800
     400        Forest City Enterprises, Inc., Class A .........          14,000
     400        General Growth Properties, Inc. ................          12,850
     200        HomeServices.Com, Inc.* ........................           2,300
     600        HomeStore.com, Inc.* ...........................          32,513
     300        JDN Realty Corporation .........................           3,094
     100        Jones Lang LaSalle, Inc.* ......................           1,456
     400        Kilroy Realty Corporation ......................           9,950
     400        Mid-Atlantic Reatly Trust ......................           4,525
     400        Newhall Land & Farming Co. .....................           9,850
     300        Post Properties, Inc. ..........................          12,694
     500        Rouse Company ..................................          12,063
     400        Saul Centers, Inc. .............................           6,325
     900        Simon Property Group, Inc. .....................          20,531
   1,073        Starwood Hotels & Resorts
                  Worldwide, Inc. ..............................          34,336


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                REAL PROPERTY  (CONTINUED)
     100        Urban Shopping Centers, Inc. ...................     $     3,494
     500        Vornado Realty Trust ...........................          18,500
                                                                     -----------
                                                                         262,299
                                                                     -----------
                RETAIL - 4.3%
     200        99 Cents Only Stores* ..........................           8,988
     100        A.C. Moore Arts & Crafts, Inc.* ................             894
   2,608        Albertson's, Inc. ..............................          56,072
     100        Alloy Online, Inc.* ............................             881
   2,400        Amazon.com, Inc.* ..............................          99,600
     300        Ames Department Stores, Inc.* ..................           1,519
     200        Ashford.com, Inc.* .............................             563
   1,200        AutoZone, Inc.* ................................          27,000
     300        Barnes & Noble, Inc.* ..........................           5,194
   1,800        Bed Bath & Beyond, Inc.* .......................          31,613
   1,300        Best Buy Company, Inc.* ........................          80,275
     500        BJ's Wholesale Club, Inc.* .....................          16,938
     400        Blair Corporation ..............................           8,850
     100        Blue Rhino Corporation* ........................             381
     500        Burlington Coat Factory
                  Warehouse Corp. ..............................           6,094
     700        Casey's General Stores, Inc. ...................           7,963
   4,400        Cendant Corporation* ...........................          58,025
     700        Central Garden & Pet Company* ..................           5,250
     300        CHS Electronics, Inc.* .........................               2
   1,200        Circuit City Stores, Inc. ......................          31,125
     800        Consolidated Stores Corporation* ...............          10,900
     100        Cost-U-Less, Inc.* .............................             163
   2,800        Costco Wholesale Corporation ...................          96,425
   2,600        CVS Corporation ................................          96,525
   1,205        Delhaize America, Inc. .........................          18,075
     700        Dillard's, Inc., Class A .......................           8,969
   2,031        Dollar General Corporation .....................          41,762
     750        Dollar Tree Stores, Inc.* ......................          30,422
     400        Drugstore.com, Inc.* ...........................           2,450
     200        Egghead.com, Inc.* .............................             563
     400        Enesco Group, Inc. .............................           2,600
     100        Envision Development Corporation* ..............           1,325
     700        eToys, Inc.* ...................................           3,150
   1,100        Family Dollar Stores, Inc. .....................          19,800
   1,500        Federated Department Stores, Inc.* .............          41,438
     200        Fogdog, Inc.* ..................................             188
   5,250        Gap, Inc. ......................................         117,797
     400        Gardenburger, Inc.* ............................           2,000


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                RETAIL  (CONTINUED)
     400        Great Atlantic & Pacific
                  Tea Company, Inc. ............................     $     5,600
     500        Guitar Center, Inc.* ...........................           7,500
  14,650        Home Depot, Inc. ...............................         704,116
   3,550        Intimate Brands, Inc. ..........................          57,244
     100        iTurf, Inc., Class A* ..........................             163
   3,600        Kmart Corporation* .............................          25,200
   2,200        Kohl's Corporation* ............................         123,200
   5,200        Kroger Company* ................................         117,975
     300        Lands' End, Inc.* ..............................           7,331
   2,700        Limited, Inc. ..................................          54,000
     500        Longs Drug Stores, Inc. ........................           9,438
   2,464        Lowe's Companies, Inc. .........................         110,418
   2,450        May Department Stores Company ..................          56,197
     200        Michaels Stores, Inc.* .........................           7,000
     400        Neiman Marcus Group, Inc., Class A .............          13,425
   1,100        Nordstrom, Inc. ................................          18,975
   2,600        Office Depot, Inc.* ............................          19,013
   1,100        OfficeMax, Inc.* ...............................           5,706
     200        Payless ShoeSource, Inc.* ......................          10,675
   1,967        Penney (J.C.) Company, Inc. ....................          27,538
     300        PriceSmart, Inc.* ..............................          11,250
   1,200        RadioShack Corporation .........................          70,800
   1,300        Rite Aid Corporation ...........................           5,200
     700        Ross Stores, Inc. ..............................          10,588
     100        RoweCom, Inc.* .................................             600
   3,100        Safeway, Inc.* .................................         152,869
   1,000        Saks, Inc.* ....................................          10,000
     100        School Specialty, Inc.* ........................           1,806
   2,200        Sears, Roebuck & Company .......................          68,613
     300        Shop At Home, Inc.* ............................           1,106
     300        Stamps.com, Inc.* ..............................           1,969
   3,000        Staples, Inc.* .................................          46,125
     700        Sunglass Hut International, Inc.* ..............           5,075
     700        Systemax Inc.* .................................           3,019
   6,000        Target Corporation .............................         139,500
     900        Tiffany & Company ..............................          37,463
   1,800        TJX Companies, Inc. ............................          33,863
   1,600        Toys "R" Us, Inc.* .............................          29,100
     400        UniFirst Corporation ...........................           4,050
     700        Value America, Inc.* ...........................             503
     800        Venator Group, Inc.* ...........................          11,200
  28,300        Wal-Mart Stores, Inc. ..........................       1,342,481
   6,300        Walgreen Company ...............................         207,113
     300        Weis Markets, Inc. .............................          10,200


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                RETAIL  (CONTINUED)
     200        West Marine, Inc.* .............................     $     1,800
     350        Whitehall Jewellers, Inc.* .....................           3,150
     400        Williams-Sonoma, Inc.* .........................          14,375
   1,000        Winn-Dixie Stores, Inc. ........................          13,938
     100        Zany Brainy, Inc.* .............................             225
                                                                     -----------
                                                                       4,560,474
                                                                     -----------
                STEEL - 0.1%
     700        AK Steel Holding Corporation ...................           7,613
     950        Allegheny Technologies, Inc. ...................          20,663
     100        Ampco-Pittsburgh Corporation ...................           1,150
     400        Carpenter Technology Corporation ...............          13,000
     200        Gibraltar Steel Corporation* ...................           3,500
     600        Intermet Corporation ...........................           4,650
     100        Northwest Pipe Company* ........................           1,263
     500        Nucor Corporation ..............................          18,375
     500        Oregon Steel Mills, Inc. .......................           1,281
     500        Ryerson Tull, Inc. .............................           4,719
     100        Steel Dynamics, Inc.* ..........................           1,213
     400        USX-U.S. Steel Group ...........................           6,950
     200        WHX Corporation* ...............................             763
     900        Worthington Industries, Inc. ...................           9,394
                                                                     -----------
                                                                          94,534
                                                                     -----------
                TELEPHONE - 5.6%
     200        ADTRAN, Inc.* ..................................          10,713
     800        Allegence Telcom, Inc.* ........................          39,850
   1,200        Allied Riser Communications
                  Corporation* .................................           9,750
   2,001        ALLTEL Corporation .............................         101,176
  23,732        AT&T Corp. .....................................         747,558
     600        AT&T Latin America Corp., Class A* .............           8,400
  11,900        BellSouth Corporation ..........................         444,019
   1,239        Broadwing Inc.* ................................          34,615
     900        Centennial Cellular Corporation,
                  Class A* .....................................          14,569
   1,100        CenturyTel, Inc. ...............................          31,694
     300        Commonwealth Telephone
                  Enterprises, Inc.* ...........................          11,588
     200        Convergent Communications, Inc.* ...............             794
     300        Copper Mountain Networks, Inc.* ................          17,981
   1,100        Covad Communications Group, Inc.* ..............          17,944
     200        Davel Communications, Inc.* ....................              86
     600        Dobson Communications
                  Corporation, Class A* ........................          12,938
     700        Electric Lightwave Inc., Class A* ..............           9,100


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                TELEPHONE  (CONTINUED)
   2,600        Exodus Communications, Inc.* ...................     $   177,938
     600        Focal Communications Corporation* ..............          18,563
   1,100        Global TeleSystems Group, Inc.* ................           9,488
     500        ICG Communications, Inc.* ......................           2,984
     300        Illuminet Holdings, Inc.* ......................          11,925
     300        Inet Technologies, Inc.* .......................          12,113
     300        Inter-Tel, Inc. ................................           4,594
     500        Intermedia Communications, Inc.* ...............          10,375
     300        ITXC Corporation* ..............................           6,000
     200        Leap Wireless International, Inc.* .............          15,875
   2,300        Level 3 Communications, Inc.* ..................         200,639
   3,439        McLeodUSA, Inc., Class A* ......................          54,379
     300        National Wireless Holdings, Inc.* ..............           6,900
     100        Net2Phone, Inc.* ...............................           2,956
     400        Network Plus Corp.* ............................           4,575
     600        Next Level Communications, Inc.* ...............          26,475
   1,614        NEXTLINK Communications, Inc.,
                  Class A* .....................................          56,591
     300        NorthEast Optic Network, Inc.* .................          13,331
     981        NTL, Inc.* .....................................          42,980
     700        Pacific Gateway Exchange, Inc.* ................           1,575
     300        Pegasus Communications
                  Corporation* .................................          14,925
     300        Pinnacle Holdings, Inc.* .......................          12,075
     200        Powertel, Inc.* ................................          15,600
     800        Primus Telecommunications
                  Group, Inc.* .................................          12,750
  10,270        Qwest Communications
                  International, Inc.* .........................         530,189
     500        RCN Corporation* ...............................          12,125
     500        Rhythms NetConnections, Inc.* ..................           4,500
  21,491        SBC Communications, Inc. .......................         897,249
     700        Spectrasite Holdings, Inc.* ....................          16,406
   5,500        Sprint Corporation .............................         184,250
   5,700        Sprint Corporation (PCS Group)* ................         286,069
     300        Sunrise Telecom, Inc.* .........................          13,481
     900        Talk.com, Inc.* ................................           6,469
     400        Telephone & Data Systems, Inc. .................          46,400
     200        Time Warner Telecom, Inc.,
                  Class A* .....................................          12,988
     500        Tritel, Inc.* ..................................          13,063
     400        Triton PCS Holdings, Inc., Class A* ............          22,150
     100        Tut Systems, Inc.* .............................          10,063
     600        United States Cellular Corporation* ............          44,138
     100        UTStarcom, Inc.* ...............................           2,388


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                TELEPHONE  (CONTINUED)
     400        Vari-L Company, Inc.* ..........................     $     4,800
  17,106        Verizon Communications .........................         746,249
     996        VoiceStream Wireless Corporation* ..............         112,112
     600        WinStar Communications, Inc.* ..................          16,125
     900        World Access, Inc.* ............................           8,156
  18,184        WorldCom, Inc.* ................................         663,716
   1,500        Z-Tel Technologies, Inc.* ......................          12,188
                                                                     -----------
                                                                       5,913,655
                                                                     -----------
                TIRE & RUBBER - 0.1%
     100        American Biltrite, Inc. ........................           1,288
     300        Bandag, Inc. ...................................           9,769
     100        Carlisle Companies, Inc. .......................           4,581
     900        Cooper Tire & Rubber Company ...................          10,856
     859        Danaher Corporation ............................          48,265
     800        Goodyear Tire & Rubber Company .................          18,700
     300        Sterile Recoveries, Inc.* ......................           2,705
                                                                     -----------
                                                                          96,164
                                                                     -----------
                TOBACCO - 0.5%
     100        800-JR Cigar, Inc.* ............................           1,281
  14,400        Philip Morris Companies, Inc. ..................         426,600
     532        R.J. Reynolds Tobacco
                  Holdings, Inc. ...............................          19,086
     500        Schweitzer-Mauduit
                  International, Inc. ..........................           7,250
     300        Universal Corporation ..........................           7,763
     900        UST, Inc. ......................................          19,463
     105        Vector Group Ltd. ..............................           2,107
                                                                     -----------
                                                                         483,550
                                                                     -----------
                TRAVEL & RECREATION - 0.4%
     600        Brunswick Corporation ..........................          11,250
     700        Callaway Golf Company ..........................          10,106
   4,100        Carnival Corporation ...........................          81,744
   1,100        Choice Hotels International, Inc.* .............           9,831
     300        Coastcast Corporation ..........................           4,669
     900        Dollar Thrifty Automotive
                  Group, Inc.* .................................          20,363
     100        Ellett Brothers, Inc. ..........................             325
     300        Expedia, Inc., Class A* ........................           4,819
   1,200        Extended Stay America, Inc.* ...................          17,775
     700        Harrah's Entertainment, Inc.* ..................          19,863
     400        Hertz Corporation, Class A .....................          12,250
   2,065        Hilton Hotels Corporation ......................          20,650


                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------


                TRAVEL & RECREATION  (CONTINUED)
   1,500        Host Marriott Corporation ......................     $    16,031
     300        Lodgian, Inc. ..................................             806
     500        Mandalay Resort Group* .........................          13,906
   1,400        Marriott International, Inc., Class A ..........          55,300
     800        MeriStar Hospitality Corporation ...............          17,700
     900        MGM Mirage, Inc. ...............................          30,938
   1,700        Park Place Entertainment
                  Corporation* .................................          24,969
     600        Pinnacle Entertainment, Inc.* ..................          12,375
     500        Prime Hospitality Corporation* .................           5,188
     300        Quokka Sports, Inc.* ...........................           2,063
     200        Rawlings Sporting Goods
                  Company, Inc.* ...............................           1,213
     200        ResourtQuest International, Inc.* ..............           1,175
   1,000        Royal Carribean Cruises, Ltd. ..................          22,875
     200        Shuffle Master, Inc.* ..........................           3,450
     800        Sodexho Marriott Services, Inc. ................          13,000
     600        Speedway Motorsports, Inc.* ....................          15,488
     300        Trendwest Resorts, Inc.* .......................           5,738
                                                                     -----------
                                                                         455,860
                                                                     -----------
                TRUCKING & FREIGHT - 0.2%
     400        Boyd Bros. Transportation Inc.* ................           1,638
     300        C.H. Robinson Worldwide, Inc. ..................          17,756
     400        Circle International Group, Inc. ...............          14,325
     400        CNF Transportation, Inc. .......................           9,800
     400        Consolidated Freightways
                  Corporation* .................................           1,831
     500        Covenant Transport, Inc., Class A* .............           5,250
     300        Expeditors International of
                  Washington, Inc. .............................          14,700
     150        Forward Air Corporation* .......................           6,881
     200        Knight Transportation, Inc.* ...................           3,400
     200        Marten Transport, Ltd.* ........................           2,850
     100        Old Dominion Freight Line, Inc.* ...............             925
     600        PACCAR, Inc. ...................................          25,463
     100        RailWorks Corporation* .........................             875
     300        Roadway Express, Inc. ..........................           6,900
     700        Rollins Truck Leasing Corporation ..............           4,725
     500        Ryder System, Inc. .............................           9,594
     400        Shurgard Storage Centers Inc.,
                  Class A ......................................           9,525
     950        Swift Transportation Company, Inc.* ............          16,209
     600        United Parcel Service, Inc., Class B ...........          33,263


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO                        AUGUST 31, 2000
      STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                         Value
  Shares                                                                (Note 1)
  ------                                                                 ------

                TRUCKING & FREIGHT  (CONTINUED)
     300        USFreightways Corporation ......................    $      9,356
     200        Wabash National Corporation ....................           2,225
                                                                    ------------
                                                                         197,491
                                                                    ------------
                TOTAL COMMON STOCKS
                  (Cost $86,632,843) ...........................     105,879,452
                                                                    ------------
PREFERRED STOCK - 0.0%***

  1,700  Loral Space &
           Communications Corp., Ltd.* .........................          13,069
                                                                    ------------
         TOTAL PREFERRED STOCKS
           (Cost $32,945) ......................................          13,069
                                                                    ------------
Principal
 Amount
 ------
RIGHTS - 0.0%***

  $ 300  Elan Corporation plc
           Contingent Value Rights
           expire 12/18/2000* ..................................             281
                                                                    ------------
         TOTAL RIGHTS
           (Cost $0) ...........................................             281
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $86,665,788**) .............................    100.0%      105,892,802
OTHER ASSETS AND LIABILITIES
   (Net) ............................................      0.0%***        52,197
                                                         ------     ------------
NET ASSETS ..........................................    100.0%     $105,944,999
                                                         ======     ============

----------------------
*   Non-income producing security.
** Aggregate cost for Federal tax purposes is $90,069,036.
*** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF ASSETS AND LIABILITIES
                                           AUGUST 31, 2000
--------------------------------------------------------------------------------


                                                       LARGE             LARGE            SMALL            SMALL          WILSHIRE
                                                      COMPANY           COMPANY          COMPANY          COMPANY           5000
                                                      GROWTH             VALUE           GROWTH            VALUE            INDEX
                                                     PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ---------         ---------        ---------        ---------        ---------

ASSETS:
Investments, at value (Note 1),
  See accompanying schedules ..................     $802,586,111     $ 79,916,726     $ 15,644,386     $ 18,999,108     $105,892,802
Cash ..........................................        3,626,940           27,207           52,421           55,739          429,961
Dividends receivable ..........................          340,004          246,100            2,305           58,006          113,667
Receivable for Portfolio shares sold ..........        1,854,393           27,642               --               --          669,501
Receivable from Advisor .......................               --               --               --               --           12,077
Prepaid expenses and other assets .............           26,742            2,692            1,209            1,089            3,903
                                                    ------------     ------------     ------------     ------------     ------------
  Total Assets ................................      808,434,190       80,220,367       15,700,321       19,113,942      107,121,911
                                                    ------------     ------------     ------------     ------------     ------------
LIABILITIES:
Payable for investment securities
  purchased ...................................               --               --               --               --          360,345
Payable for Portfolio shares redeemed .........        2,120,042           75,646            1,267            9,603          669,294
Investment advisory fee payable
  (Note 2) ....................................          160,218           17,078            1,270            1,758               --
Administration fee payable (Note 2) ...........           94,300           12,246            6,912            4,848               --
Distribution and service fees payable
  (Note 3) ....................................          166,246            6,146            1,977            2,992           33,097
Transfer agent fees payable ...................           39,312            9,377            3,981            4,053            4,262
Custodian fees payable (Note 2) ...............               --           18,388            8,922            9,979           34,298
Printing fees payable .........................           46,726            5,278            1,089            2,048            7,608
Registration fees payable .....................           27,119            1,875              178               --               --
Legal and Audit fees payable ..................           25,015            3,150              644            1,197            4,400
Accrued expenses and other payables ...........            1,223           15,560            1,378            6,461           63,608
                                                    ------------     ------------     ------------     ------------     ------------
  Total Liabilities ...........................        2,680,201          164,744           27,618           42,939        1,176,912
                                                    ------------     ------------     ------------     ------------     ------------
NET ASSETS ....................................     $805,753,989     $ 80,055,623     $ 15,672,703     $ 19,071,003     $105,944,999
                                                    ------------     ------------     ------------     ------------     ------------
Investments, at cost (Note 1) .................     $530,922,281     $ 64,394,548     $ 13,147,201     $ 18,162,487     $ 86,665,788
                                                    ============    =============     ============     ============     ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                            AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                       LARGE             LARGE            SMALL            SMALL          WILSHIRE
                                                      COMPANY           COMPANY          COMPANY          COMPANY           5000
                                                      GROWTH             VALUE           GROWTH            VALUE            INDEX
                                                     PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ---------         ---------        ---------        ---------        ---------

NET ASSETS consist of:
Undistributed net investment
  income.......................................              --     $     818,452    $          --   $     233,948    $     353,073
Accumulated net realized gain/(loss)
  on investments sold ..........................      (2,046,580)      (6,476,062)       1,786,959      (4,008,333)      (2,511,292)
Net unrealized appreciation
  of investments ...............................     271,663,830       15,522,178        2,497,185         836,621       19,227,014
Par value ......................................          17,362            4,019              878           1,549            8,661
Paid-in capital ................................     536,119,377       70,187,036       11,387,681      22,007,218       88,867,543
                                                   -------------    -------------    -------------   -------------    -------------
                                                   $ 805,753,989    $  80,055,623    $  15,672,703   $  19,071,003    $ 105,944,999
                                                   =============    =============     ============   =============    =============
NET ASSETS:
Investment Class shares.........................   $ 656,710,852    $  21,489,577    $   8,870,689   $   7,332,212    $  85,703,809
                                                   =============    =============     ============   =============    =============
  (100,000,000 shares authorized,
  per Portfolio, par value $.001 per share)
Institutional Class shares......................   $ 149,043,137    $  58,566,046    $   6,802,014   $  11,738,791    $  17,651,181
                                                   =============    =============     ============   =============    =============
  (100,000,000 shares authorized,
  per Portfolio, par value $.001 per share)
Qualified Class shares..........................   $          --    $          --    $          --   $          --    $   1,157,886
                                                   =============    =============     ============   =============    =============
  (100,000,000 shares authorized,
  per Portfolio, par value $.001 per share)
Horace Mann Class shares .......................   $          --    $          --    $          --   $          --    $   1,432,123
                                                   =============    =============     ============   =============    =============
  (100,000,000 shares authorized,
  per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares ........................      14,165,467        1,079,338          498,294         595,599        7,007,754
                                                   =============    =============     ============   =============    =============
Institutional Class shares .....................       3,196,074        2,939,323          379,842         953,620        1,440,926
                                                   =============    =============     ============   =============    =============
Qualified Class shares .........................              --               --               --              --           94,694
                                                   =============    =============     ============   =============    =============
Horace Mann Class shares .......................              --               --               --              --          117,158
                                                   =============    =============     ============   =============    =============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
  price per share ..............................   $       46.36    $       19.91    $       17.80   $       12.31    $       12.23
                                                   =============    =============     ============   =============    =============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
  price per share...............................   $       46.63    $       19.93    $       17.91   $       12.31    $       12.25
                                                   =============    =============     ============   =============    =============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
  price per share...............................   $          --    $          --    $          --   $          --    $       12.23
                                                   =============    =============     ============   =============    =============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
  price per share...............................   $          --    $          --    $          --   $          --    $       12.22
                                                   =============    =============     ============   =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF OPERATIONS
                                   FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                       LARGE             LARGE            SMALL            SMALL          WILSHIRE
                                                      COMPANY           COMPANY          COMPANY          COMPANY           5000
                                                      GROWTH             VALUE           GROWTH            VALUE            INDEX
                                                     PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ---------         ---------        ---------        ---------        ---------

INVESTMENT INCOME:
Dividends .....................................   $   3,707,256    $   1,855,806    $      24,792    $     729,420    $   1,222,744
Other Income ..................................              78              238               --               --               --
                                                  -------------    -------------    -------------    -------------    -------------
  Total Income ................................       3,707,334        1,856,044           24,792          729,420        1,222,744
                                                  -------------    -------------    -------------    -------------    -------------
EXPENSES:
Investment advisory fee (Note 2)  .............       1,689,994          186,906           37,976           68,383          107,392
Administration fee (Note 2) ...................       1,041,056          139,203           50,911           68,132          185,999
Transfer agent fees (Note 2) ..................         309,137           97,923           44,393           51,395           82,098
Custodian fees (Note 2) .......................          96,177           63,726           47,181           67,109          128,415
Registration and filing fees ..................          78,368           26,740           23,317           22,281           51,329
Legal and Audit fees ..........................         101,915            5,678            2,339            1,514           17,399
Printing fees .................................         135,613            9,704            1,961            2,860           37,883
Directors' fees and expenses (Note 2) .........          42,983            3,715              646            1,275            7,410
Distribution and service fees (Note 3) ........       1,797,955           54,906           25,780           43,185          356,733
Other .........................................          36,464           13,485            8,534           11,697           54,377
                                                  -------------    -------------    -------------    -------------    -------------
  Subtotal ....................................       5,329,662          601,986          243,038          337,831        1,029,035
Fees waived and reimbursed by
  investment adviser (Note 2) .................              --               --          (22,791)         (41,000)        (144,592)
Fees waived by PFPC (Note 2) ..................              --               --               --               --         (227,999)
Custody earnings credits (Note 2) .............         (84,159)         (23,610)          (6,061)          (5,165)         (27,921)
                                                  -------------    -------------    -------------    -------------    -------------
  Total net expenses ..........................       5,245,503          578,376          214,186          291,666          628,523
                                                  -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME/(LOSS) ..................      (1,538,169)       1,277,668         (189,394)         437,754          594,221
                                                  -------------    -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 1 and 4)
Net realized gain/(loss) on investments
   during the year ............................          78,602       (5,946,643)       2,644,817       (3,207,574)      (2,388,902)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year .............................     169,171,050        5,663,060        1,811,036         (416,950)      20,206,896
                                                  -------------    -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS ..................     169,249,652         (283,583)       4,455,853       (3,624,524)      17,817,994
                                                  -------------    -------------    -------------    -------------    -------------
NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ..................................   $ 167,711,483    $     994,085    $   4,266,459    $  (3,186,770)   $  18,412,215
                                                  =============    =============    =============    =============    ==============

-------------------

* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF CHANGES IN NET ASSETS
                                     YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                          LARGE            LARGE           SMALL           SMALL        WILSHIRE
                                                         COMPANY          COMPANY         COMPANY         COMPANY         5000
                                                         GROWTH            VALUE          GROWTH           VALUE          INDEX
                                                        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                        ---------        ---------       ---------       ---------      ---------

OPERATIONS:
Net investment income/(loss)........................   $ (1,538,169)    $ 1,277,668    $   (189,394)   $    437,754    $    594,221
Net realized gain/(loss)
  on investments sold during the period ............         78,602      (5,946,643)      2,644,817      (3,207,574)     (2,388,902)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year ..................................    169,171,050       5,663,060       1,811,036        (416,950)     20,206,896
                                                       ------------     -----------    ------------    ------------    ------------
Net increase/(decrease) in net assets
  resulting from operations ........................    167,711,483         994,085       4,266,459      (3,186,770)     18,412,215
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares ..........................             --        (290,710)             --        (465,434)       (433,884)
  Institutional Class shares .......................             --      (1,143,646)             --        (237,337)         (1,583)
  Qualified Class shares ...........................             --              --              --              --              --
  Horace Mann Class shares .........................             --              --              --              --            (643)
Net realized gain on investments:
  Investment Class shares ..........................     (5,828,884)       (940,507)             --        (501,864)       (202,301)
  Institutional Class shares .......................     (1,041,216)     (2,920,286)             --        (208,302)           (484)
  Qualified Class shares ...........................             --              --              --              --              --
  Horace Mann Class shares .........................             --              --              --              --              --
                                                       ------------     -----------    ------------    ------------    ------------
Total distributions to shareholders ................     (6,870,100)     (5,295,149)             --      (1,412,937)       (638,895)
CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Investment Class shares:
  Shares sold ......................................    337,687,044      29,568,055      18,837,145      11,261,907      58,388,533
  Shares issued as reinvestment of dividends .......      5,450,826       1,184,449              --         942,183         614,597
  Shares redeemed ..................................   (275,518,972)    (27,579,905)    (21,434,968)    (27,713,472)    (90,079,080)
                                                       ------------     -----------    ------------    ------------    ------------
Total Investment Class shares ......................     67,618,898       3,172,599      (2,597,823)    (15,509,382)    (31,075,950)
                                                       ------------     -----------    ------------    ------------    ------------
Institutional Class shares:
  Shares sold ......................................     69,532,368      18,132,195         129,000       1,155,826      17,361,855
  Shares issued as reinvestment of dividends .......        982,475       3,894,347              --         445,640           1,801
  Shares redeemed ..................................    (20,846,415)    (17,375,488)        (43,056)       (442,478)       (720,373)
                                                       ------------     -----------    ------------    ------------    ------------
Total Institutional Class shares ...................     49,668,428       4,651,054          85,944       1,158,988      16,643,283
                                                       ------------     -----------    ------------    ------------    ------------
Qualified Class shares:
  Shares sold ......................................             --              --              --              --       1,154,230
  Shares issued as reinvestment of dividends .......             --              --              --              --              --
  Shares redeemed ..................................             --              --              --              --         (68,858)
                                                       ------------     -----------    ------------    ------------    ------------
Total Qualified Class shares .......................             --              --              --              --       1,085,372
                                                       ------------     -----------    ------------    ------------    ------------
Horace Mann Class shares:
  Shares sold ......................................             --              --              --              --       1,454,602
  Shares issued as reinvestment of dividends .......             --              --              --              --             643
  Shares redeemed ..................................             --              --              --              --        (105,301)
                                                       ------------     -----------    ------------    ------------    ------------
Total Horace Mann Class shares .....................             --              --              --              --       1,349,944
                                                       ------------     -----------    ------------    ------------    ------------
Net increase/(decrease) in net assets from
  Capital Stock transactions .......................    117,287,326       7,823,653      (2,511,879)    (14,350,394)    (11,997,351)
                                                       ------------     -----------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..............    278,128,709       3,522,589       1,754,580     (18,950,101)      5,775,969
                                                       ------------     -----------    ------------    ------------    ------------

-------------------

* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000 respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                       FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                      LARGE             LARGE           SMALL           SMALL          WILSHIRE
                                                     COMPANY           COMPANY         COMPANY         COMPANY           5000
                                                     GROWTH             VALUE          GROWTH           VALUE            INDEX
                                                    PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ---------         ---------       ---------       ---------        ---------

NET ASSETS:
  Beginning of year ...........................     527,625,280       76,533,034       13,918,123       38,021,104      100,169,030
                                                  -------------    -------------    -------------    -------------    -------------
  End of year .................................   $ 805,753,989    $  80,055,623    $  15,672,703    $  19,071,003    $ 105,944,999
                                                  =============    =============    =============    =============    ==============
  Undistributed net investment income .........   $          --    $     818,452    $          --    $     233,948    $     353,073
                                                  =============    =============    =============    =============    ==============
Capital Share Transactions:
Investment Class shares:
  Shares sold .................................       8,095,111        1,574,588        1,190,465          920,872        5,112,554
  Shares issued as reinvestment
    of dividends ..............................         134,329           62,946               --           77,962           53,093
  Shares redeemed .............................      (6,570,834)      (1,500,980)      (1,359,841)      (2,344,728)      (7,843,742)
                                                  -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in Investment
  Class shares outstanding ....................       1,658,606          136,554         (169,376)      (1,345,894)      (2,678,095)
                                                  =============    =============    =============    =============    ==============
Institutional Class shares:
  Shares sold .................................       1,676,425          977,806            7,736           99,044        1,484,044
  Shares issued as reinvestment
   of dividends ...............................          24,114          207,211               --           36,956              155
  Shares redeemed .............................        (500,004)        (940,994)          (2,451)         (36,891)         (60,997)
                                                  -------------    -------------    -------------    -------------    -------------
Net increase in Institutional Class
  shares outstanding ..........................       1,200,535          244,023            5,285           99,109        1,423,202
                                                  =============    =============    =============    =============    ==============
Qualified Class shares:
  Shares sold .................................              --               --               --               --          100,614
  Shares issued as reinvestment
   of dividends ...............................              --               --               --               --               --
  Shares redeemed .............................              --               --               --               --           (5,920)
                                                  -------------    -------------    -------------    -------------    -------------
Net increase in Qualified Class
  shares outstanding ..........................              --               --               --               --           94,694
                                                  =============    =============    =============    =============    ==============
Horace Mann Class shares:
  Shares sold .................................              --               --               --               --          125,961
  Shares issued as reinvestment
   of dividends ...............................              --               --               --               --               55
  Shares redeemed .............................              --               --               --               --           (8,858)
                                                  -------------    -------------    -------------    -------------    -------------
Net increase in Horace Mann Class
  shares outstanding ..........................              --               --               --               --          117,158
                                                  =============    =============    =============    =============    ==============

-------------------

* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000 respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                     YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

                                               LARGE          LARGE            SMALL          SMALL           WILSHIRE
                                              COMPANY        COMPANY          COMPANY        COMPANY            5000
                                              GROWTH          VALUE           GROWTH          VALUE             INDEX
                                             PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO*
                                             ---------      ---------        ---------      ---------        ---------

OPERATIONS:
Net investment income/(loss) ..........  $    (197,296)    $ 1,355,627     $  (176,464)    $   710,240    $    206,903
Net realized gain/(loss) on investments
  sold during the period ..............      6,532,873       4,882,731        (521,431)        164,690          68,351
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year .....................     73,077,142       5,137,046       3,542,332       1,249,044        (979,882)
                                         -------------     -----------     -----------     -----------    ------------
Net increase/(decrease) in net assets
  resulting from operations ...........     79,412,719      11,375,404       2,844,437       2,123,974        (704,628)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares .............        (78,224)       (240,718)             --        (563,601)             --
  Institutional Class shares ..........        (68,602)       (953,997)             --        (168,589)             --
NET REALIZED GAIN ON INVESTMENTS:
  Investment Class shares .............     (8,196,144)     (1,075,969)       (967,423)     (2,403,358)             --
  Institutional Class shares ..........     (2,892,762)     (3,805,832)       (319,908)       (681,270)             --
                                         -------------     -----------     -----------     -----------    ------------
Total distributions to shareholders ...    (11,235,732)     (6,076,516)     (1,287,331)     (3,816,818)             --
CAPITAL STOCK TRANSACTIONS:..........      444,634,765      19,005,127      13,663,309      37,447,760     105,115,189
  Investment Class shares:
   Shares sold ........................    444,634,765      19,005,127      13,663,309      37,447,760     105,115,189
   Shares issued as reinvestment
     of dividends .....................      7,628,136       1,240,843         902,350       2,917,547              --
   Shares redeemed ....................   (130,898,404)    (14,498,859)    (16,327,947)    (30,068,616)     (4,426,805)
                                         -------------     -----------     -----------     -----------    ------------
Total Investment Class shares .........    321,364,497       5,747,111      (1,762,288)     10,296,691     100,688,384
                                         -------------     -----------     -----------     -----------    ------------
  Institutional Class shares:
   Shares sold ........................     33,146,577      16,962,455       1,337,195         897,489         185,274
   Shares issued as reinvestment of
     dividends ........................      2,819,985       4,544,296         319,908         849,860              --
   Shares redeemed ....................    (14,445,359)    (15,092,217)     (1,247,540)       (385,248)             --
                                         -------------     -----------     -----------     -----------    ------------
Total Institutional Class shares ......     21,521,203       6,414,534         409,563       1,362,101         185,274
                                         -------------     -----------     -----------     -----------    ------------
Net increase/(decrease) in net assets
  from Capital Stock transactions .....    342,885,700      12,161,645      (1,352,725)     11,658,792     100,873,658
                                         -------------     -----------     -----------     -----------    ------------
Net increase in net assets ............    411,062,687      17,460,533         204,381       9,965,948     100,169,030
                                         -------------     -----------     -----------     -----------    ------------
-------------------

* Wilshire 5000 Index Portfolio Investment and Institutional Class Shares commenced operations on February 1, 1999.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                 YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                             LARGE            LARGE            SMALL            SMALL        WILSHIRE
                                            COMPANY          COMPANY          COMPANY          COMPANY         5000
                                            GROWTH            VALUE            GROWTH           VALUE          INDEX
                                           PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO     PORTFOLIO*
                                           ---------         ---------        ---------        ---------     ---------

NET ASSETS:
Beginning of year .....................     116,562,593       59,072,501       13,713,742       28,055,156               --
                                          -------------    -------------    -------------    -------------    -------------
End of year ...........................   $ 527,625,280    $  76,533,034    $  13,918,123    $  38,021,104    $ 100,169,030
                                          =============    =============    =============    =============    =============
Undistributed net investment
  income ..............................   $          --    $     975,497    $          --    $     498,879    $     206,903
                                          =============    =============    =============    =============    =============
CAPITAL SHARE TRANSACTIONS:
  Investment Class shares:
   Shares sold ........................      13,030,320          875,186          997,612        2,598,582       10,115,363
   Shares issued as reinvestment
     of dividends .....................         251,825           58,904           68,409          206,753               --
   Shares redeemed ....................      (3,902,339)        (668,024)      (1,218,066)      (2,141,897)        (429,514)
                                          -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in Investment
  Class shares outstanding: ...........       9,379,806          266,066         (152,045)         663,438        9,685,849
                                          =============    =============    =============    =============    =============
  Institutional Class shares:
   Shares sold ........................         993,094          784,003           37,362           62,991           17,724
   Shares issued as reinvestment
     of dividends .....................          92,856          215,656           24,217           60,257               --
   Shares redeemed ....................        (430,373)        (689,599)         (30,758)         (28,282)              --
                                          -------------    -------------    -------------    -------------    -------------
Net increase in Investment Class shares
   outstanding: .......................         655,577          310,060           30,821           94,966           17,724
                                          =============    =============    =============    =============    =============
-------------------

* Wilshire 5000 Index Portfolio Investment and Institutional Class Shares commenced operations on February 1, 1999.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY GROWTH PORTFOLIO
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                    INVESTMENT CLASS SHARES
                                                               --------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------------
                                                                  2000          1999        1998          1997         1996
                                                                  ----          ----        ----          ----         ----

Net asset value, beginning of year .........................   $  36.37      $  26.09      $ 23.92      $  19.35      $ 16.34
                                                               --------      --------      -------      --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ...............................      (0.12)***     (0.05)        0.04          0.04***      0.07
Net realized and unrealized gain on investments ............      10.55         12.30         2.71          7.29         3.45
                                                               --------      --------      -------      --------      -------
Total from investment operations ...........................      10.43         12.25         2.75          7.33         3.52
                                                               --------      --------      -------      --------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income .......................         --         (0.02)       (0.06)        (0.03)       (0.12)
Distributions from capital gains ...........................      (0.44)        (1.95)       (0.52)        (2.73)       (0.39)
                                                               --------      --------      -------      --------      -------
Total distributions ........................................      (0.44)        (1.97)       (0.58)        (2.76)       (0.51)
                                                               --------      --------      -------      --------      -------
Net asset value, end of year ...............................   $  46.36      $  36.37      $ 26.09      $  23.92      $ 19.35
                                                               ========      ========      =======      ========      =======
Total return (a) ...........................................      28.84%        48.46%       11.61%        40.91%       21.90%
                                                               ========      ========      =======      ========      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .........................   $656,711      $454,853      $81,569      $ 73,480      $19,035
Operating expenses including reimbursement/waiver/custody
   earnings credit .........................................       0.83%         0.90%        0.71%         0.81%        0.93%
Operating expenses excluding custody earnings credit .......       0.84%         0.95%        0.73%         0.91%          --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit .........................................       0.84%         0.95%        0.77%         1.09%        0.96%
Net investment income/(loss) including reimbursement/waiver/
   custody earnings credit .................................      (0.28)%       (0.11)%       0.16%         0.20%        0.39%
Portfolio turnover rate ....................................         50%           35%          57%           43%          44%

-------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY GROWTH PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        INSTITUTIONAL CLASS SHARES
                                                               ------------------------------------------------         PERIOD
                                                                            YEAR ENDED AUGUST 31,                       ENDED
                                                               ------------------------------------------------
                                                                 2000         1999        1998           1997         8/31/96(1)
                                                                 ----         ----        ----           -----        ----------

Net asset value, beginning of period .......................   $  36.47    $  26.12     $  23.91     $    19.35       $   18.27
                                                               --------    --------     --------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................................       0.01***     0.03         0.08           0.05***         0.01
Net realized and unrealized gain on investments ............      10.59       12.31         2.72           7.29            1.07
                                                               --------    --------     --------     ----------       ----------
Total from investment operations ...........................      10.60       12.34         2.80           7.34            1.08
                                                               --------    --------     --------     ----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income .......................       --         (0.04)       (0.07)         (0.05)              --
Distributions from capital gains ...........................      (0.44)      (1.95)       (0.52)         (2.73)              --
                                                               --------    --------     --------     ----------       ----------
Total distributions ........................................      (0.44)      (1.99)       (0.59)         (2.78)              --
                                                               --------    --------     --------     ----------       ----------
Net asset value, end of period .............................   $  46.63    $  36.47     $  26.12     $    23.91       $   19.35
                                                               ========    ========     ========     ==========       ==========
Total return (a) ...........................................      29.23%      48.81%       11.78%         40.99%           5.91%**
                                                               ========    ========     ========     ==========       ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $149,043    $ 72,773     $ 34,993     $   41,881       $   7,763
Operating expenses including reimbursement/waiver/custody
   earnings credit .........................................       0.52%       0.62%        0.60%          0.78%           0.91%*
Operating expenses excluding custody earnings credit .......       0.53%       0.67%        0.62%          0.87%             --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit .........................................       0.53%       0.67%        0.66%          1.06%           0.94%*
Net investment income including reimbursement/waiver/custody
   earnings credit .........................................       0.03%       0.18%        0.27%          0.23%           0.41%*
Portfolio turnover rate ....................................         50%         35%          57%            43%             44%**

-------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996. (a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY VALUE PORTFOLIO
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                     INVESTMENT CLASS SHARES
                                                               -------------------------------------------------------------------
                                                                                       YEAR ENDED AUGUST 31,
                                                               -------------------------------------------------------------------
                                                                 2000            1999          1998          1997             1996
                                                                 ----            ----          ----          ----             ----

Net asset value, beginning of year .........................   $  21.02       $    19.29     $  20.49     $    17.80       $  16.02
                                                               --------       ----------     --------     ----------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................................       0.28***          0.28         0.38           0.47***        0.85
Net realized and unrealized gain/(loss) on investments .....      (0.02)            3.32         0.01           5.13           1.91
                                                               --------       ----------     --------     ----------       --------
Total from investment operations ...........................       0.26             3.60         0.39           5.60           2.76
                                                               --------       ----------     --------     ----------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income .......................      (0.31)           (0.33)       (0.38)         (0.60)         (0.47)
Distributions from capital gains ...........................      (1.06)           (1.54)       (1.21)         (2.31)         (0.51)
                                                               --------       ----------     --------     ----------       --------
Total distributions ........................................      (1.37)           (1.87)       (1.59)         (2.91)         (0.98)
                                                               --------       ----------     --------     ----------       --------
Net asset value, end of year ...............................   $  19.91       $    21.02     $  19.29     $    20.49       $  17.80
                                                               ========       ==========     ========     ==========       ========
Total return (a) ...........................................       1.71%           18.78%        1.34%         34.27%         17.52%
                                                               ========       ==========     ========     ==========       ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .........................   $ 21,490       $   19,814     $ 13,055     $   13,989       $ 17,960
Operating expenses including reimbursement/waiver/custody
   earnings credit .........................................       0.98%            1.04%        0.83%          0.91%          0.89%
Operating expenses excluding custody earnings credit .......       1.01%            1.06%        0.86%          0.96%            --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit .........................................       1.01%            1.06%        0.91%          1.18%          0.92%
Net investment income including reimbursement/waiver/custody
   earnings credit .........................................       1.51%            1.58%        1.88%          2.51%          3.12%
Portfolio turnover rate ....................................        110%              57%          56%            65%            56%

-------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      LARGE COMPANY VALUE PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      INSTITUTIONAL CLASS SHARES
                                                            ----------------------------------------------      PERIOD
                                                                          YEAR ENDED AUGUST 31,                 ENDED
                                                            ----------------------------------------------
                                                               2000         1999        1998       1997       8/31/96(1)
                                                               ----         ----        ----       ----       ---------

Net asset value, beginning of period................        $  21.04     $   19.29    $  20.47    $  17.80    $  17.19
                                                            --------     ---------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................            0.33***       0.37        0.41        0.47***     0.07
Net realized and unrealized gain/(loss)on investments          (0.01)         3.28        0.01        5.13        0.54
                                                            --------     ---------    --------    --------    --------
Total from investment operations....................            0.32          3.65        0.42        5.60        0.61
                                                            --------     ---------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income................           (0.37)        (0.36)      (0.39)      (0.62)         --
Distributions from capital gains....................           (1.06)        (1.54)      (1.21)      (2.31)         --
                                                            --------     ---------    --------    --------    --------
Total distributions.................................           (1.43)        (1.90)      (1.60)      (2.93)         --
                                                            --------     ---------    --------    --------    --------
Net asset value, end of period......................        $  19.93     $   21.04    $  19.29    $  20.47    $  17.80
                                                            ========     =========    ========    ========    ========

Total return (a)....................................            2.06%        19.05%       1.47%      34.26%       3.55%**
                                                            ========     =========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................        $ 58,566     $  56,719    $ 46,017    $ 49,334    $ 17,425
Operating expenses including reimbursement/waiver/custody
   earnings credit..................................            0.71%         0.77%       0.73%       0.91%       0.87%*
Operating expenses excluding custody earnings credit            0.74%         0.79%       0.76%       0.96%         --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..................................            0.74%         0.79%       0.81%       1.18%       0.90%*
Net investment income including reimbursement/waiver/custody
   earnings credit..................................            1.78%         1.86%       1.98%       2.51%       3.14%*
Portfolio turnover rate.............................             110%           57%         56%         65%         56%**

-------------------

*   Annualized.
**  Non-annualized.
*** The selected  per share data was  calculated  using the  weighted  average shares  outstanding  method for the year.
(1) Large Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                          INVESTMENT CLASS SHARES
                                                          ---------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                          ---------------------------------------------------------
                                                            2000       1999         1998        1997         1996
                                                            ----       ----         ----        ----         ----

Net asset value, beginning of year .....................  $ 13.34     $ 11.78      $ 16.61     $ 18.56      $ 18.55
                                                          -------     -------      -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ....................................    (0.21)***   (0.57)       (0.18)      (0.17)***    (0.19)

Net realized and unrealized gain/(loss) on investments .     4.67        3.01        (3.98)       2.38         3.06
                                                          -------     -------      -------     -------      -------
Total from investment operations .......................     4.46        2.44        (4.16)       2.21         2.87
                                                          -------     -------      -------     -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...................       --          --           --          --           --
Dividends from capital gains ...........................       --       (0.88)       (0.67)      (4.16)       (2.86)
                                                          -------     -------      -------     -------      -------
Total distributions ....................................       --       (0.88)       (0.67)      (4.16)       (2.86)
                                                          -------     -------      -------     -------      -------
Net asset value, end of year ...........................  $ 17.80     $ 13.34      $ 11.78     $ 16.61      $ 18.56
                                                          ========    =======      =======     =======      =======
Total return (a) .......................................    33.43%      20.79%      (26.02)%     15.16%       17.50%
                                                          ========    =======      =======     =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .....................  $ 8,871     $ 8,907      $ 9,659     $14,471      $18,049
Operating expenses including reimbursement/waiver/
   custody earnings credit .............................     1.52%       1.46%        1.26%       1.22%        1.01%
Operating expenses excluding custody earnings credit ...     1.56%       1.50%        1.28%       1.24%          --
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .............................     1.71%       1.65%        1.43%       1.45%        1.05%
Net investment income including reimbursement/waiver/
   custody earnings credit .............................    (1.36)%     (1.20)%      (1.05)%     (1.05)%      (0.78)%
Portfolio turnover rate ................................      127%        153%          74%        105%          87%

-------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY GROWTH PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------       PERIOD
                                                                      YEAR ENDED AUGUST 31,                   ENDED
                                                          --------------------------------------------
                                                            2000        1999        1998        1997        8/31/96(1)
                                                            ----        ----        ----        ----        ---------

Net asset value, beginning of period ...................  $ 13.38     $ 11.79      $ 16.61     $ 18.56      $ 16.66
                                                          -------     -------      -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ....................................    (0.17)***   (0.54)       (0.17)      (0.17)***    (0.02)
Net realized and unrealized gain/(loss) on investments .     4.70        3.01        (3.98)       2.38         1.92
                                                          -------     -------      -------     -------      -------
Total from investment operations .......................     4.53        2.47        (4.15)       2.21         1.90
                                                          -------     -------      -------     -------      -------
LESS DISTRIBUTIONS:
Dividends from capital gains ...........................       --       (0.88)       (0.67)      (4.16)          --
                                                          -------     -------      -------     -------      -------
Total distributions ....................................       --       (0.88)       (0.67)      (4.16)          --
                                                          -------     -------      -------     -------      -------
Net asset value, end of period .........................  $ 17.91     $ 13.38      $ 11.79     $ 16.61      $ 18.56
                                                          =======     =======      =======     =======      =======
Total return (a) .......................................    33.86%      21.04%      (25.95)%     15.14%       11.40%**
                                                          =======     =======      =======     =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................  $ 6,802     $ 5,011      $ 4,054     $ 4,599      $ 3,577
Operating expenses including reimbursement/waiver/
   custody earnings credit .............................     1.24%       1.27%        1.17%       1.22%        0.98%*
Operating expenses excluding custody earnings credit ...     1.28%       1.31%        1.19%       1.24%          --
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .............................     1.43%       1.46%        1.34%       1.45%        1.02%*
Net investment income including reimbursement/waiver/
   custody earnings credit .............................    (1.08)%     (1.01)%      (0.96)%     (1.05)%      (0.75)%*
Portfolio turnover rate ................................      127%        153%          74%        105%          87%**
-------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY VALUE PORTFOLIO
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                            INVESTMENT CLASS SHARES
                                                          ---------------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                          ---------------------------------------------------------
                                                            2000        1999        1998        1997          1996
                                                            ----        ----        ----        ----          ----

Net asset value, beginning of year .....................  $ 13.60     $ 13.77      $ 17.25     $ 15.92      $ 15.41
                                                          -------     -------      -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................     0.18***     0.09         0.36        0.40***      0.56
Net realized and unrealized gain/(loss) on investments .    (0.98)       0.79        (1.50)       4.27         0.95
                                                          -------     -------      -------     -------      -------
Total from investment operations .......................    (0.80)       0.88        (1.14)       4.67         1.51
                                                          -------     -------      -------     -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...................    (0.24)      (0.19)       (0.37)      (0.75)       (0.56)
Distributions from capital gains .......................    (0.25)      (0.86)       (1.97)      (2.59)       (0.44)
                                                          -------     -------      -------     -------      -------
Total distributions ....................................    (0.49)      (1.05)       (2.34)      (3.34)       (1.00)
                                                          -------     -------      -------     -------      -------
Net asset value, end of year ...........................  $ 12.31     $ 13.60      $ 13.77     $ 17.25      $ 15.92
                                                          ========    =======      =======     =======      =======
Total return (a) .......................................    (5.83)%      6.20%       (8.79)%     33.73%       10.01%
                                                          ========    =======      =======     =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .....................  $ 7,332     $26,395      $17,602     $20,299      $27,329
Operating expenses including reimbursement/waiver/
   custody earnings credit .............................     1.15%       1.02%        0.83%       0.86%        0.88%
Operating expenses excluding custody earnings credit ...     1.17%       1.08%        0.85%       0.90%          --
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .............................     1.32%       1.23%        1.00%       1.15%        0.92%
Net investment income including reimbursement/waiver/
   custody earnings credit .............................     1.51%       1.71%        1.61%       2.58%        3.13%
Portfolio turnover rate ................................       94%        113%          74%        105%          81%

-------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      SMALL COMPANY VALUE PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------        PERIOD
                                                                      YEAR ENDED AUGUST 31,                   ENDED
                                                          --------------------------------------------
                                                            2000        1999        1998        1997        8/31/96(1)
                                                            ----        ----        ----        ----        ---------

Net asset value, beginning of period ...................  $ 13.61     $ 13.76      $ 17.23     $ 15.92      $ 15.45
                                                          -------     -------      -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................     0.21***     0.14         0.38        0.40***      0.06
Net realized and unrealized gain/(loss) on
   investments .........................................    (0.99)       0.77        (1.50)       4.27         0.41
                                                          -------     -------      -------     -------      -------
Total from investment operations .......................    (0.78)       0.91        (1.12)       4.67         0.47
                                                          -------     -------      -------     -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...................    (0.27)      (0.20)       (0.38)      (0.77)          --
Distributions from capital gains .......................    (0.25)      (0.86)       (1.97)      (2.59)          --
                                                          -------     -------      -------     -------      -------
Total distributions ....................................    (0.52)      (1.06)       (2.35)      (3.36)          --
                                                          -------     -------      -------     -------      -------
Net asset value, end of period .........................  $ 12.31     $ 13.61      $ 13.76     $ 17.23      $ 15.92
                                                          =======     =======      =======     =======      =======
Total return (a) .......................................    (5.61)%      6.43%       (8.72)%     33.74%        3.04%**
                                                          =======     =======      =======     =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................  $11,739     $11,627      $10,454     $26,412      $ 7,335
Operating expenses including reimbursement/waiver/
   custody earnings credit .............................     0.93%       0.79%        0.74%       0.86%        0.85%*
Operating expenses excluding custody earnings credit ...     0.95%       0.85%        0.76%       0.90%          --
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .............................     1.10%       1.00%        0.91%       1.15%        0.89%*
Net investment income including reimbursement/waiver/
   custody earnings credit .............................     1.73%       1.94%        1.70%       2.58%        3.16%*
Portfolio turnover rate ................................       94%        113%          74%        105%          81%**
-------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INVESTMENT CLASS SHARES
                                                           -------------------------------------
                                                                                       PERIOD
                                                           YEAR ENDED                   ENDED
                                                           ----------
                                                            8/31/00                   8/31/99(1)
                                                           ----------                 ----------

Net asset value, beginning of period ..................    $    10.32                 $    10.00
                                                           ----------                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................          0.06***                    0.02
Net realized and unrealized gain on investments .......          1.91                       0.30
                                                           ----------                 ----------
Total from investment operations ......................          1.97                       0.32
                                                           ----------                 ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................         (0.04)                        --
Distributions from capital gains ......................         (0.02)                        --
                                                           ----------                 ----------
Total distributions ...................................         (0.06)                        --
                                                           ----------                 ----------
Net asset value, end of period ........................    $    12.23                 $    10.32
                                                           ==========                 ==========
Total return (a) ......................................         19.14%                      3.20%**
                                                           ==========                 ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................    $   85,704                 $   99,986
Operating expenses including reimbursement/waiver/
   custody earnings credit ............................          0.60%                      0.60%*
Operating expenses excluding custody earnings credit ..          0.62%                      0.69%*
Operating expenses excluding reimbursement/waiver/
   custody earnings credit ............................          0.97%                      1.33%*
Net investment income including reimbursement/waiver/
   custody earnings credit ............................          0.54%                      0.60%*
Portfolio turnover rate ...............................            61%                         4%**

-------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares method for the year.
(1) The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                               INSTITUTIONAL CLASS SHARES
                                                           -----------------------------------
                                                                                        PERIOD
                                                            YEAR ENDED                  ENDED
                                                           -----------
                                                             8/31/00                   8/31/991
                                                           -----------                 --------

Net asset value, beginning of period ..................    $    10.33                 $ 10.00
                                                           ----------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................          0.10***                 0.03
Net realized and unrealized gain on investments .......          1.91                    0.30
                                                           ----------                 -------
Total from investment operations ......................          2.01                    0.33
                                                           ----------                 -------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................         (0.07)                     --
Dividends from capital gains ..........................         (0.02)                     --
                                                           ----------                 -------
Total distributions ...................................         (0.09)                     --
                                                           ----------                 -------
Net asset value, end of period ........................    $    12.25                 $ 10.33
                                                           ==========                 =======
Total return (a) ......................................         19.45%                   3.30%**
                                                           ==========                ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................    $   17,651                 $   183
Operating expenses including reimbursement/waiver/custody
   earnings credit ....................................          0.35%                   0.35%*
Operating expenses excluding custody earnings credit ..          0.37%                   0.48%*
Operating expenses excluding reimbursement/waiver/custody
   earnings credit ....................................          0.72%                   1.32%*
Net investment income including reimbursement/waiver/custody
   earnings credit ....................................          0.79%                   1.20%*
Portfolio turnover rate ...............................            61%                      4%**

-------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares method for the year.
(1) The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        HORACE MANN CLASS SHARES
                                                        ------------------------
                                                                   PERIOD
                                                                   ENDED
                                                                  8/31/00+
                                                                ------------

Net asset value, beginning of period ..........................   $   10.00
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................................        0.07***
Net realized and unrealized gain on investments ...............        2.21
                                                                  ---------
Total from investment operations ..............................        2.28
                                                                  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........................       (0.06)
                                                                  ---------
Total distributions ...........................................       (0.06)
                                                                  ---------
Net asset value, end of period ................................   $   12.22
                                                                  =========
Total return (a) ..............................................       22.87%**
                                                                  =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................   $   1,432
Operating expenses including reimbursement/waiver/custody
   earnings credit ............................................        0.70%*
Operating expenses excluding custody earnings credit ..........        0.72%*
Operating expenses excluding reimbursement/waiver/custody
   earnings credit ............................................        1.07%*
Net investment income including reimbursement/waiver/custody
   earnings credit ............................................        0.44%*
Portfolio turnover rate .......................................          61%**

-------------------
+ The Wilshire 5000 Horace Mann Class Shares commenced operations on December 10, 1999.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      WILSHIRE 5000 INDEX PORTFOLIO
      FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                          QUALIFIED CLASS SHARES
                                                          ----------------------
                                                                    PERIOD
                                                                    ENDED
                                                                   8/31/00+
                                                               ----------------

Net asset value, beginning of period ...........................   $   10.94
                                                                   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................        0.09***
Net realized and unrealized gain on investments ................        1.20
                                                                   ---------
Total from investment operations ...............................        1.29
                                                                   ---------
Net asset value, end of period .................................   $   12.23
                                                                   =========
Total return (a) ...............................................       11.79%**
                                                                   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........................   $   1,158
Operating expenses including reimbursement/waiver/custody
   earnings credit .............................................        0.60%*
Operating expenses excluding custody earnings credit ...........        0.62%*
Operating expenses excluding reimbursement/waiver/custody
   earnings credit .............................................        0.97%*
Net investment income including reimbursement/waiver/custody
   earnings credit .............................................        0.54%*
Portfolio turnover rate ........................................          61%**

-------------------
+   The Wilshire 5000  Qualified  Class Shares  commenced  operations on May 12,
    2000.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE TARGET FUNDS, INC.
     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       SIGNIFICANT ACCOUNTING POLICIES.

         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

--------------------------------------------------------------------------------
                                                               [graphic omitted]
     WILSHIRE TARGET FUNDS, INC.
      NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2.       INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS.

         The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets of the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios.

Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement on the Small Company Growth and Small Company Value Portfolios. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Portfolios. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

With respect to the Wilshire 5000 Index Portfolio, the Portfolio has entered into an investment advisory agreement (the "5000 Advisory Agreement") with Wilshire. Under the terms of the 5000 Advisory Agreement, the Portfolio has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. However, Wilshire has agreed to waive advisory fees and reimburse other expenses

--------------------------------------------------------------------------------
                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

with respect to the extent necessary to maintain the Portfolio's expense ratio (other than 12b-1 fees) at 0.35% of the Portfolio's daily net assets until September 30, 2000.

For the year ended August 31, 2000, Wilshire voluntarily waived fees and reimbursed other expenses as follows:

  FUND
--------
Small Company Growth Portfolio.........................  $  22,791
Small Company Value Portfolio..........................     41,000
Wilshire 5000 Index Portfolio..........................    144,592


PFPC Inc. ("PFPC") (formerly, First Data Investor Services Group, Inc.) serves as the Fund's administrator pursuant to a Services Agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay PFPC an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay PFPC an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

With respect to the Wilshire 5000 Index Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years from inception.

For the year ended August 31, 2000, PFPC voluntarily waived fees as follows:

Administration and Accounting..........................  $ 185,999
Transfer Agency........................................     42,000


The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations. Each Portfolio incurred overdraft charges. For the year ended August 31, 2000, the charges were as follows: Large Company Growth, $25,259; Large Company Value, $19,958; Small Company Growth, $6,672; Small Company Value, $15,063; Wilshire 5000 Index, $2,976.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

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      WILSHIRE TARGET FUNDS, INC.
      NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

3.       SERVICE AND DISTRIBUTION PLAN.

         The Directors of the Fund, the Investment Class shareholders of each Portfolio, the Horace Mann Class and the Qualified Class shareholders of the Wilshire 5000 Index Portfolio have adopted service and distribution plans pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Horace Mann Class and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, the Fund reimburses Provident Distributors, Inc. ("PDI"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. For the year ended August 31, 2000, the distribution and service fees expenses incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were
 .25%, .25%, .25%, .25% and .25% of average net assets, respectively.

In addition, Investment Class and Institutional Class shares will pay the expenses associated with their different shareholder servicing arrangements, provided that payment of such fees to any shareholder service provider shall not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the year ended
August 31, 2000, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were
 .08%,   .06%,   .03%,  .05%  and  .10%  of  attributable   average  net  assets,
respectively.

The Directors of the Fund, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio have adopted a service and distribution plan pursuant to Rule 12b-1, with respect to the Horace Mann Class shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Fund pays PDI a fee equal to
 .35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class shares. During the year ended August 31, 2000, the distribution fees expenses incurred for the Horace Mann Class were .35% of attributable average net assets.

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                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

4.       SECURITIES TRANSACTIONS.

         For the year ended August 31, 2000 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:


 FUND                                      PURCHASES             SALES
--------                                 ------------        ------------
Large Company Growth Portfolio........   $441,779,800        $334,560,417
Large Company Value Portfolio.........     86,212,328          82,093,394
Small Company Growth Portfolio........     19,219,825          21,960,027
Small Company Value Portfolio ........     25,815,739          41,071,332
Wilshire 5000 Index Portfolio.........     65,428,623          77,412,919


The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at August 31, 2000 for each Portfolio is as follows:

                                           UNREALIZED          UNREALIZED
 FUND                                     APPRECIATION        DEPRECIATION
--------                                 -------------        ------------
Large Company Growth Portfolio .........  $309,813,889         $38,150,059
Large Company Value Portfolio ..........    18,865,681           3,343,503
Small Company Growth Portfolio..........     3,934,570           1,437,385
Small Company Value Portfolio ..........     2,597,892           1,761,271
Wilshire 5000 Index Portfolio...........    28,667,233           9,440,219



5.       SIGNIFICANT SHAREHOLDER ACTIVITY.

         At August 31, 2000, a significant shareholder owned approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:

 FUND
--------
Large Company Growth Portfolio.......................                  13%
Large Company Value Portfolio........................                  32%
Small Company Growth Portfolio.......................                  97%
Small Company Value Portfolio........................                  89%
Wilshire 5000 Index Portfolio........................                  76%

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                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

6.       POST OCTOBER LOSS.

         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2000, the Funds elected to defer capital losses occurring between November 1, 1999 and August 31, 2000 as follows:

 FUND                                                        CAPITAL LOSSES
------                                                       --------------
Large Company Value Portfolio........................          $4,326,136
Small Company Value Portfolio .......................           2,048,122
Wilshire 5000 Index Portfolio........................             464,850



7.       CAPITAL LOSS CARRYFORWARDS.

         At August 31, 2000 the following Funds had available for Federal income tax purposes unused capital losses as follows:

 FUND                                                       EXPIRING IN 2008
------                                                      ----------------
Large Company Value Portfolio........................          $1,225,521
Small Company Value Portfolio .......................             838,301

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                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

         In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Wilshire Target Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Wilshire 5000 Index Portfolio) (the "Funds") at August 31, 2000, the results of each of their operations for the year then ended, and the changes in each of its net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, PA

October 16, 2000

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                                                               [graphic omitted]
      WILSHIRE TARGET FUNDS, INC.
      TAX INFORMATION
      (UNAUDITED)
--------------------------------------------------------------------------------

LONG-TERM CAPITAL GAINS

The amounts of long-term capital gains paid for the fiscal year ended August 31, 2000 were as follows:

 FUND                                              TOTAL
----------                                      -----------
Large Company Growth Portfolio                  $3,968,080
Large Company Value Portfolio                    3,610,695
Small Company Value Portfolio                      710,080
Wilshire 5000 Index Portfolio                          802


Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

 FUND                                           PERCENTAGE
----------                                     ------------
Large Company Growth Portfolio                      99.49%
Large Company Value Portfolio                       98.55%
Small Company Growth Portfolio                       0.00%
Small Company Value Portfolio                       99.17%
Wilshire 5000 Index Portfolio                       88.45%






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
(Logo omitted)

             WILSHIRE
        ------------------
        TARGET FUNDS, INC.
        ------------------
P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488